UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

(This Form N-CSR relates solely to the Registrant’s: PGIM Jennison Focused Growth Fund, PGIM Quant Solutions Large-Cap Value Fund and PGIM Strategic Bond Fund)

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French

655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2026

Date of reporting period:	8/31/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Jennison Focused Growth Fund
Class A:
SPFAX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2
02
5
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Jennison Focused Growth Fund (the
“Fund”) for the period of March 1, 2025 to August 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth Fund—Class A	$55	1.03%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 1,735,629,000
Number of fund holdings	37
Portfolio turnover rate for the period	14%
MF500E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	18.3%
Software	17.3%
Interactive Media & Services	11.1%
Broadline Retail	10.2%
Entertainment	8.0%
Technology Hardware, Storage & Peripherals	8.0%
Financial Services	5.2%
Aerospace & Defense	4.6%
Consumer Staples Distribution & Retail	3.5%
Pharmaceuticals	3.3%
IT Services	2.5%
Automobiles	2.2%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	1.4%
Electric Utilities	1.4%
Biotechnology	1.3%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	0.9%
Ground Transportation	0.9%
Specialty Retail	0.8%
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Focused Growth Fund

SHARE CLASS	A
NASDAQ	SPFAX
CUSIP	74440K504
MF500E2A

PGIM Jennison Focused Growth Fund
Class C:
SPFCX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2025
This semiannual shareholder report contains important information about the Class C shares of the PGIM Jennison Focused Growth
Fund
(the
“Fund”) for the period of March 1, 2025 to August 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth Fund—Class C	$95	1.78%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 1,735,629,000
Number of fund holdings	37
Portfolio turnover rate for the period	14%
MF500E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	18.3%
Software	17.3%
Interactive Media & Services	11.1%
Broadline Retail	10.2%
Entertainment	8.0%
Technology Hardware, Storage & Peripherals	8.0%
Financial Services	5.2%
Aerospace & Defense	4.6%
Consumer Staples Distribution & Retail	3.5%
Pharmaceuticals	3.3%
IT Services	2.5%
Automobiles	2.2%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	1.4%
Electric Utilities	1.4%
Biotechnology	1.3%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	0.9%
Ground Transportation	0.9%
Specialty Retail	0.8%
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Focused Growth Fund

SHARE CLASS	C
NASDAQ	SPFCX
CUSIP	74440K702
MF500E2C

PGIM Jennison Focused Growth Fund
Class Z:
SPFZX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Jennison Focused Growth
Fund
(the
“Fund”) for the period of March 1, 2025 to August 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth Fund—Class Z	$40	0.75%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 1,735,629,000
Number of fund holdings	37
Portfolio turnover rate for the period	14%
MF500E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	18.3%
Software	17.3%
Interactive Media & Services	11.1%
Broadline Retail	10.2%
Entertainment	8.0%
Technology Hardware, Storage & Peripherals	8.0%
Financial Services	5.2%
Aerospace & Defense	4.6%
Consumer Staples Distribution & Retail	3.5%
Pharmaceuticals	3.3%
IT Services	2.5%
Automobiles	2.2%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	1.4%
Electric Utilities	1.4%
Biotechnology	1.3%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	0.9%
Ground Transportation	0.9%
Specialty Retail	0.8%
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Focused Growth Fund

SHARE CLASS	Z
NASDAQ	SPFZX
CUSIP	74440K868
MF500E2Z

PGIM Jennison Focused Growth Fund
Class R6:
PSGQX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Jennison Focused Growth
Fund
(the
“Fund”) for the period of March 1, 2025 to August 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth Fund—Class R6	$36	0.67%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 1,735,629,000
Number of fund holdings	37
Portfolio turnover rate for the period	14%
MF500E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	18.3%
Software	17.3%
Interactive Media & Services	11.1%
Broadline Retail	10.2%
Entertainment	8.0%
Technology Hardware, Storage & Peripherals	8.0%
Financial Services	5.2%
Aerospace & Defense	4.6%
Consumer Staples Distribution & Retail	3.5%
Pharmaceuticals	3.3%
IT Services	2.5%
Automobiles	2.2%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	1.4%
Electric Utilities	1.4%
Biotechnology	1.3%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	0.9%
Ground Transportation	0.9%
Specialty Retail	0.8%
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Focused Growth Fund

SHARE CLASS	R6
NASDAQ	PSGQX
CUSIP	74440K751
MF500E2R6

PGIM Quant Solutions Large-Cap Value Fund
Class A:
SUVAX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2025
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Quant Solutions Large-Cap Value
Fund
(the “Fund”) for the period of March 1, 2025 to August 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund—Class A	$57	1.11%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 252,002,126
Number of fund holdings	261
Portfolio turnover rate for the period	60%
MF502E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Industry Classification	% of Net Assets
Capital Markets	6.3%
Insurance	5.6%
Pharmaceuticals	5.4%
Oil, Gas & Consumable Fuels	5.1%
Banks	4.7%
Health Care Providers & Services	3.8%
Financial Services	3.7%
Interactive Media & Services	3.5%
Software	3.4%
Semiconductors & Semiconductor Equipment	3.1%
Machinery	2.8%
IT Services	2.7%
Biotechnology	2.3%
Electronic Equipment, Instruments & Components	2.2%
Life Sciences Tools & Services	2.1%
Building Products	2.1%
Multi-Utilities	2.1%
Electric Utilities	2.0%
Tobacco	1.9%
Food Products	1.9%
Consumer Staples Distribution & Retail	1.8%
Health Care Equipment & Supplies	1.8%
Hotels, Restaurants & Leisure	1.8%
Media	1.7%
Entertainment	1.6%
Aerospace & Defense	1.6%
Communications Equipment	1.6%
Electrical Equipment	1.6%
Industry Classification	% of Net Assets
Metals & Mining	1.5%
Broadline Retail	1.4%
Diversified Telecommunication Services	1.3%
Wireless Telecommunication Services	1.3%
Chemicals	1.1%
Real Estate Management & Development	1.1%
Ground Transportation	1.1%
Diversified Consumer Services	0.9%
Gas Utilities	0.9%
Passenger Airlines	0.9%
Household Products	0.9%
Specialized REITs	0.8%
Technology Hardware, Storage & Peripherals	0.7%
Industrial Conglomerates	0.7%
Automobile Components	0.6%
Trading Companies & Distributors	0.6%
Automobiles	0.6%
Consumer Finance	0.5%
Mortgage Real Estate Investment Trusts (REITs)	0.5%
Affiliated Mutual Fund - Short-Term Investment (0.1% represents investments purchased with collateral from securities on loan)	0.1%
Others*	2.4%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Large-Cap Value Fund

SHARE CLASS	A
NASDAQ	SUVAX
CUSIP	74440K108
MF502E2A

PGIM Quant Solutions Large-Cap Value Fund
Class C:
SUVCX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2025
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Quant Solutions Large-Cap Value Fund
(the “Fund”) for the period of March 1, 2025 to August 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund—Class C	$110	2.13%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 252,002,126
Number of fund holdings	261
Portfolio turnover rate for the period	60%
MF502E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Industry Classification	% of Net Assets
Capital Markets	6.3%
Insurance	5.6%
Pharmaceuticals	5.4%
Oil, Gas & Consumable Fuels	5.1%
Banks	4.7%
Health Care Providers & Services	3.8%
Financial Services	3.7%
Interactive Media & Services	3.5%
Software	3.4%
Semiconductors & Semiconductor Equipment	3.1%
Machinery	2.8%
IT Services	2.7%
Biotechnology	2.3%
Electronic Equipment, Instruments & Components	2.2%
Life Sciences Tools & Services	2.1%
Building Products	2.1%
Multi-Utilities	2.1%
Electric Utilities	2.0%
Tobacco	1.9%
Food Products	1.9%
Consumer Staples Distribution & Retail	1.8%
Health Care Equipment & Supplies	1.8%
Hotels, Restaurants & Leisure	1.8%
Media	1.7%
Entertainment	1.6%
Aerospace & Defense	1.6%
Communications Equipment	1.6%
Electrical Equipment	1.6%
Industry Classification	% of Net Assets
Metals & Mining	1.5%
Broadline Retail	1.4%
Diversified Telecommunication Services	1.3%
Wireless Telecommunication Services	1.3%
Chemicals	1.1%
Real Estate Management & Development	1.1%
Ground Transportation	1.1%
Diversified Consumer Services	0.9%
Gas Utilities	0.9%
Passenger Airlines	0.9%
Household Products	0.9%
Specialized REITs	0.8%
Technology Hardware, Storage & Peripherals	0.7%
Industrial Conglomerates	0.7%
Automobile Components	0.6%
Trading Companies & Distributors	0.6%
Automobiles	0.6%
Consumer Finance	0.5%
Mortgage Real Estate Investment Trusts (REITs)	0.5%
Affiliated Mutual Fund - Short-Term Investment (0.1% represents investments purchased with collateral from securities on loan)	0.1%
Others*	2.4%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Large-Cap Value Fund

SHARE CLASS	C
NASDAQ	SUVCX
CUSIP	74440K306
MF502E2C

PGIM Quant Solutions Large-Cap Value Fund
Class R:
PRVRX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2025
This
semiannual shareholder report
contains important information about the Class R shares of the PGIM Quant Solutions Large-C ap
Value Fund
(the “Fund”) for the period of March 1, 2025 to August 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund—Class R	$68	1.32%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 252,002,126
Number of fund holdings	261
Portfolio turnover rate for the period	60%
MF502E2R

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Industry Classification	% of Net Assets
Capital Markets	6.3%
Insurance	5.6%
Pharmaceuticals	5.4%
Oil, Gas & Consumable Fuels	5.1%
Banks	4.7%
Health Care Providers & Services	3.8%
Financial Services	3.7%
Interactive Media & Services	3.5%
Software	3.4%
Semiconductors & Semiconductor Equipment	3.1%
Machinery	2.8%
IT Services	2.7%
Biotechnology	2.3%
Electronic Equipment, Instruments & Components	2.2%
Life Sciences Tools & Services	2.1%
Building Products	2.1%
Multi-Utilities	2.1%
Electric Utilities	2.0%
Tobacco	1.9%
Food Products	1.9%
Consumer Staples Distribution & Retail	1.8%
Health Care Equipment & Supplies	1.8%
Hotels, Restaurants & Leisure	1.8%
Media	1.7%
Entertainment	1.6%
Aerospace & Defense	1.6%
Communications Equipment	1.6%
Electrical Equipment	1.6%
Industry Classification	% of Net Assets
Metals & Mining	1.5%
Broadline Retail	1.4%
Diversified Telecommunication Services	1.3%
Wireless Telecommunication Services	1.3%
Chemicals	1.1%
Real Estate Management & Development	1.1%
Ground Transportation	1.1%
Diversified Consumer Services	0.9%
Gas Utilities	0.9%
Passenger Airlines	0.9%
Household Products	0.9%
Specialized REITs	0.8%
Technology Hardware, Storage & Peripherals	0.7%
Industrial Conglomerates	0.7%
Automobile Components	0.6%
Trading Companies & Distributors	0.6%
Automobiles	0.6%
Consumer Finance	0.5%
Mortgage Real Estate Investment Trusts (REITs)	0.5%
Affiliated Mutual Fund - Short-Term Investment (0.1% represents investments purchased with collateral from securities on loan)	0.1%
Others*	2.4%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Large-Cap Value Fund

SHARE CLASS	R
NASDAQ	PRVRX
CUSIP	74440K736
MF502E2R

PGIM Quant Solutions Large-Cap Value Fund
Class Z:
SUVZX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Quant Solutions Large-
C
ap Value Fund
(the “Fund”) for the period of March 1, 2025 to August 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund—Class Z	$41	0.79%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 252,002,126
Number of fund holdings	261
Portfolio turnover rate for the period	60%
MF502E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Industry Classification	% of Net Assets
Capital Markets	6.3%
Insurance	5.6%
Pharmaceuticals	5.4%
Oil, Gas & Consumable Fuels	5.1%
Banks	4.7%
Health Care Providers & Services	3.8%
Financial Services	3.7%
Interactive Media & Services	3.5%
Software	3.4%
Semiconductors & Semiconductor Equipment	3.1%
Machinery	2.8%
IT Services	2.7%
Biotechnology	2.3%
Electronic Equipment, Instruments & Components	2.2%
Life Sciences Tools & Services	2.1%
Building Products	2.1%
Multi-Utilities	2.1%
Electric Utilities	2.0%
Tobacco	1.9%
Food Products	1.9%
Consumer Staples Distribution & Retail	1.8%
Health Care Equipment & Supplies	1.8%
Hotels, Restaurants & Leisure	1.8%
Media	1.7%
Entertainment	1.6%
Aerospace & Defense	1.6%
Communications Equipment	1.6%
Electrical Equipment	1.6%
Industry Classification	% of Net Assets
Metals & Mining	1.5%
Broadline Retail	1.4%
Diversified Telecommunication Services	1.3%
Wireless Telecommunication Services	1.3%
Chemicals	1.1%
Real Estate Management & Development	1.1%
Ground Transportation	1.1%
Diversified Consumer Services	0.9%
Gas Utilities	0.9%
Passenger Airlines	0.9%
Household Products	0.9%
Specialized REITs	0.8%
Technology Hardware, Storage & Peripherals	0.7%
Industrial Conglomerates	0.7%
Automobile Components	0.6%
Trading Companies & Distributors	0.6%
Automobiles	0.6%
Consumer Finance	0.5%
Mortgage Real Estate Investment Trusts (REITs)	0.5%
Affiliated Mutual Fund - Short-Term Investment (0.1% represents investments purchased with collateral from securities on loan)	0.1%
Others*	2.4%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Large-Cap Value Fund

SHARE CLASS	Z
NASDAQ	SUVZX
CUSIP	74440K405
MF502E2Z

PGIM Quant Solutions Large-Cap Value Fund
Class R6:
SUVQX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2025
This
semiannual shareholder report
contains important information about the Class R6 sh
ar
es of the PGIM Quant Solutions Large-Cap Value
Fund (the “Fund”) for the period of March 1, 2025 to August 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund—Class R6	$41	0.79%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 252,002,126
Number of fund holdings	261
Portfolio turnover rate for the period	60%
MF502E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Industry Classification	% of Net Assets
Capital Markets	6.3%
Insurance	5.6%
Pharmaceuticals	5.4%
Oil, Gas & Consumable Fuels	5.1%
Banks	4.7%
Health Care Providers & Services	3.8%
Financial Services	3.7%
Interactive Media & Services	3.5%
Software	3.4%
Semiconductors & Semiconductor Equipment	3.1%
Machinery	2.8%
IT Services	2.7%
Biotechnology	2.3%
Electronic Equipment, Instruments & Components	2.2%
Life Sciences Tools & Services	2.1%
Building Products	2.1%
Multi-Utilities	2.1%
Electric Utilities	2.0%
Tobacco	1.9%
Food Products	1.9%
Consumer Staples Distribution & Retail	1.8%
Health Care Equipment & Supplies	1.8%
Hotels, Restaurants & Leisure	1.8%
Media	1.7%
Entertainment	1.6%
Aerospace & Defense	1.6%
Communications Equipment	1.6%
Electrical Equipment	1.6%
Industry Classification	% of Net Assets
Metals & Mining	1.5%
Broadline Retail	1.4%
Diversified Telecommunication Services	1.3%
Wireless Telecommunication Services	1.3%
Chemicals	1.1%
Real Estate Management & Development	1.1%
Ground Transportation	1.1%
Diversified Consumer Services	0.9%
Gas Utilities	0.9%
Passenger Airlines	0.9%
Household Products	0.9%
Specialized REITs	0.8%
Technology Hardware, Storage & Peripherals	0.7%
Industrial Conglomerates	0.7%
Automobile Components	0.6%
Trading Companies & Distributors	0.6%
Automobiles	0.6%
Consumer Finance	0.5%
Mortgage Real Estate Investment Trusts (REITs)	0.5%
Affiliated Mutual Fund - Short-Term Investment (0.1% represents investments purchased with collateral from securities on loan)	0.1%
Others*	2.4%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospect
uses
-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Large-Cap Value Fund

SHARE CLASS	R6
NASDAQ	SUVQX
CUSIP	74440K538
MF502E2R6

PGIM Strategic Bond Fund
Class A
:
PUCAX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2025
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Strategic Bond Fund (the “Fund”)
for
the period of March 1, 2025 to August 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Strategic Bond Fund—Class A	$49	0.95%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 1,141,810,482
Number of fund holdings	945
Portfolio turnover rate for the period	62%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	8.2
AA	40.6
A	5.6
BBB	14.6
BB	19.0
B	6.7
CCC	2.0
Not Rated	4.6
Cash/Cash Equivalents	(1.4)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF231E2A

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Strategic Bond Fund

SHARE CLASS	A
NASDAQ	PUCAX
CUSIP	74440K678
MF231E2A

PGIM Strategic Bond Fund
Class C:
PUCCX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2025
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Strategic Bond Fund (the “Fund”)
for
the period of March 1, 2025 to August 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Strategic Bond Fund—Class C	$89	1.74%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 1,141,810,482
Number of fund holdings	945
Portfolio turnover rate for the period	62%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	8.2
AA	40.6
A	5.6
BBB	14.6
BB	19.0
B	6.7
CCC	2.0
Not Rated	4.6
Cash/Cash Equivalents	(1.4)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF231E2C

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Strategic Bond Fund

SHARE CLASS	C
NASDAQ	PUCCX
CUSIP	74440K660
MF231E2C

PGIM Strategic Bond Fund
Class Z:
PUCZX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Strategic Bond Fund (the “Fund”)
for
the period of March 1, 2025 to August 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Strategic Bond Fund—Class Z	$32	0.62%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 1,141,810,482
Number of fund holdings	945
Portfolio turnover rate for the period	62%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	8.2
AA	40.6
A	5.6
BBB	14.6
BB	19.0
B	6.7
CCC	2.0
Not Rated	4.6
Cash/Cash Equivalents	(1.4)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF231E2Z

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Strategic Bond Fund

SHARE CLASS	Z
NASDAQ	PUCZX
CUSIP	74440K652
MF231E2Z

PGIM Strategic Bond Fund
Class R6:
PUCQX
SEMIANNUAL SHAREHOLDER REPORT – August 31, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Strategic
Bo
nd Fund (the “Fund”) for
the period of March 1, 2025 to August 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Strategic Bond Fund—Class R6	$30	0.59%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 1,141,810,482
Number of fund holdings	945
Portfolio turnover rate for the period	62%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	8.2
AA	40.6
A	5.6
BBB	14.6
BB	19.0
B	6.7
CCC	2.0
Not Rated	4.6
Cash/Cash Equivalents	(1.4)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF231E2R6

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Strategic Bond Fund

SHARE CLASS	R6
NASDAQ	PUCQX
CUSIP	74440K520
MF231E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below).

PRUDENTIAL INVESTMENT PORTFOLIOS 3

PGIM Jennison Focused Growth Fund

PGIM Quant Solutions Large-Cap Value Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

AUGUST 31, 2025

Table of Contents	Financial Statements and Other Information	August 31, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1

PGIM Jennison Focused Growth Fund	2

PGIM Quant Solutions Large-Cap Value Fund	14

Notes to Financial Statements	34

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

PGIM Jennison Focused Growth Fund

Schedule of Investments (unaudited)

as of August 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 100.0%

COMMON STOCKS

Aerospace & Defense 4.6%

Boeing Co. (The)*	171,475	$40,241,753
General Electric Co.	145,952	40,165,990

		80,407,743

Automobiles 2.2%

Tesla, Inc.*	115,053	38,412,745

Biotechnology 1.3%

Vertex Pharmaceuticals, Inc.*	58,009	22,682,679

Broadline Retail 10.2%

Amazon.com, Inc.*	634,928	145,398,512
MercadoLibre, Inc. (Brazil)*	12,739	31,502,401

		176,900,913

Consumer Staples Distribution & Retail 3.5%

Costco Wholesale Corp.	48,140	45,411,425
Walmart, Inc.	156,783	15,204,815

		60,616,240

Electric Utilities 1.4%

Constellation Energy Corp.	77,481	23,862,598

Entertainment 8.0%

Netflix, Inc.*	61,356	74,133,387
Spotify Technology SA*	40,382	27,535,678
Walt Disney Co. (The)	316,382	37,453,301

		139,122,366

Financial Services 5.2%

Mastercard, Inc. (Class A Stock)	131,019	77,994,301
Toast, Inc. (Class A Stock)*	267,211	12,051,216

		90,045,517

Ground Transportation 0.9%

Uber Technologies, Inc.*(a)	158,409	14,850,844

Health Care Equipment & Supplies 1.4%

Edwards Lifesciences Corp.*	108,711	8,842,553
Intuitive Surgical, Inc.*	32,706	15,479,586

		24,322,139

Interactive Media & Services 11.1%

Alphabet, Inc. (Class A Stock)	185,412	39,476,069
Alphabet, Inc. (Class C Stock)(a)	187,533	40,043,922
Meta Platforms, Inc. (Class A Stock)	153,126	113,114,176

		192,634,167

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

IT Services 2.5%

Shopify, Inc. (Canada) (Class A Stock)*	141,598	$20,004,965
Snowflake, Inc.*	96,278	22,977,708

		42,982,673

Pharmaceuticals 3.3%

Eli Lilly & Co.	55,023	40,308,749
UCB SA (Belgium)	75,759	17,771,463

		58,080,212

Semiconductors & Semiconductor Equipment 18.4%

Broadcom, Inc.	285,275	84,837,932
NVIDIA Corp.	1,187,925	206,912,776
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	116,849	26,976,929

		318,727,637

Software 17.3%

AppLovin Corp. (Class A Stock)*	48,927	23,415,973
Cadence Design Systems, Inc.*	123,029	43,113,052
Crowdstrike Holdings, Inc. (Class A Stock)*	76,768	32,526,602
Datadog, Inc. (Class A Stock)*(a)	71,883	9,824,968
Microsoft Corp.	315,495	159,858,162
ServiceNow, Inc.*	33,715	30,932,164

		299,670,921

Specialty Retail 0.8%

Industria de Diseno Textil SA (Spain)	276,511	13,676,062

Technology Hardware, Storage & Peripherals 7.9%

Apple, Inc.	594,776	138,071,301

TOTAL LONG-TERM INVESTMENTS (cost $766,320,672)		1,735,066,757

SHORT-TERM INVESTMENTS 0.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.483%)(wb)	335,439	335,439
PGIM Institutional Money Market Fund (7-day effective yield 4.526%) (cost $15,148,784; includes $15,138,180 of cash collateral for securities on loan)(b)(wb)	15,158,478	15,147,867

TOTAL SHORT-TERM INVESTMENTS (cost $15,484,223)		15,483,306

TOTAL INVESTMENTS 100.9% (cost $781,804,895)		1,750,550,063
Liabilities in excess of other assets (0.9)%		(14,921,063)

NET ASSETS 100.0%		$1,735,629,000

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,442,379; cash collateral of $15,138,180 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund  3

PGIM Jennison Focused Growth Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$80,407,743	$—	$—
Automobiles	38,412,745	—	—
Biotechnology	22,682,679	—	—
Broadline Retail	176,900,913	—	—
Consumer Staples Distribution & Retail	60,616,240	—	—
Electric Utilities	23,862,598	—	—
Entertainment	139,122,366	—	—
Financial Services	90,045,517	—	—
Ground Transportation	14,850,844	—	—
Health Care Equipment & Supplies	24,322,139	—	—
Interactive Media & Services	192,634,167	—	—
IT Services	42,982,673	—	—
Pharmaceuticals	40,308,749	17,771,463	—
Semiconductors & Semiconductor Equipment	318,727,637	—	—
Software	299,670,921	—	—
Specialty Retail	—	13,676,062	—
Technology Hardware, Storage & Peripherals	138,071,301	—	—
Short-Term Investments
Affiliated Mutual Funds	15,483,306	—	—

Total	$1,719,102,538	$31,447,525	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2025 were as follows:

Semiconductors & Semiconductor Equipment	18.4%
Software	17.3
Interactive Media & Services	11.1
Broadline Retail	10.2
Entertainment	8.0
Technology Hardware, Storage & Peripherals	7.9
Financial Services	5.2
Aerospace & Defense	4.6
Consumer Staples Distribution & Retail	3.5
Pharmaceuticals	3.3
IT Services	2.5
Automobiles	2.2
Health Care Equipment & Supplies	1.4
Electric Utilities	1.4
Biotechnology	1.3
Affiliated Mutual Funds (0.9% represents investments purchased with collateral from securities on loan)	0.9
Ground Transportation	0.9
Specialty Retail	0.8

100.9%
Liabilities in excess of other assets	(0.9)

100.0%

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$14,442,379	$(14,442,379)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund  5

PGIM Jennison Focused Growth Fund

Statement of Assets & Liabilities (unaudited)

as of August 31, 2025

Assets
Investments at value, including securities on loan of $14,442,379:
Unaffiliated investments (cost $766,320,672)	$1,735,066,757
Affiliated investments (cost $15,484,223)	15,483,306
Foreign currency, at value (cost $23)	23
Receivable for investments sold	1,519,942
Dividends receivable	456,575
Receivable for Fund shares sold	351,554
Tax reclaim receivable	335,281
Prepaid expenses	190

Total Assets	1,753,213,628

Liabilities
Payable to broker for collateral for securities on loan	15,138,180
Management fee payable	953,038
Payable for Fund shares purchased	820,658
Accrued expenses and other liabilities	318,666
Distribution fee payable	280,199
Affiliated transfer agent fee payable	67,037
Trustees’ fees payable	6,850

Total Liabilities	17,584,628

Net Assets	$1,735,629,000

Net assets were comprised of:
Shares of beneficial interest, at par	$57,545
Paid-in capital in excess of par	756,079,187
Total distributable earnings (loss)	979,492,268

Net assets, August 31, 2025	$1,735,629,000

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of August 31, 2025

Class A

Net asset value and redemption price per share, ($1,142,941,497 ÷ 38,873,084 shares of beneficial interest issued and outstanding)	$29.40
Maximum sales charge (5.50% of offering price)	1.71

Maximum offering price to public	$31.11

Class C

Net asset value, offering price and redemption price per share, ($43,179,574 ÷ 2,140,357 shares of beneficial interest issued and outstanding)	$20.17

Class Z

Net asset value, offering price and redemption price per share, ($425,024,028 ÷ 12,797,731 shares of beneficial interest issued and outstanding)	$33.21

Class R6

Net asset value, offering price and redemption price per share, ($124,483,901 ÷ 3,733,913 shares of beneficial interest issued and outstanding)	$33.34

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund  7

PGIM Jennison Focused Growth Fund

Statement of Operations (unaudited)

Six Months Ended August 31, 2025

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $171,201 foreign withholding tax)	$3,199,093
Affiliated dividend income	325,783
Income from securities lending, net (including affiliated income of $21,365)	26,208

Total income	3,551,084

Expenses
Management fee	5,338,381
Distribution fee(a)	1,807,174
Transfer agent’s fees and expenses (including affiliated expense of $199,463)(a)	801,294
Custodian and accounting fees	58,303
Shareholders’ reports	45,874
Registration fees(a)	41,007
Professional fees	20,413
Trustees’ fees	15,393
Audit fee	13,438
Miscellaneous	40,684

Total expenses	8,181,961
Less: Fee waiver and/or expense reimbursement(a)	(186,192)
Distribution fee waiver(a)	(266,424)

Net expenses	7,729,345

Net investment income (loss)	(4,178,261)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(3,564))	27,202,784
Foreign currency transactions	310

27,203,094

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(917))	159,993,440
Foreign currencies	18,499

160,011,939

Net gain (loss) on investment and foreign currency transactions	187,215,033

Net Increase (Decrease) In Net Assets Resulting From Operations	$183,036,772

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	1,598,544	208,630	—	—
Transfer agent’s fees and expenses	599,076	27,326	171,705	3,187
Registration fees	11,870	8,418	10,586	10,133
Fee waiver and/or expense reimbursement	(87,373)	(16,219)	(59,554)	(23,046)
Distribution fee waiver	(266,424)	—	—	—

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended August 31, 2025	Year Ended February 28, 2025

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(4,178,261)	$(8,527,252)
Net realized gain (loss) on investment and foreign currency transactions	27,203,094	197,284,670
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	160,011,939	33,934,160

Net increase (decrease) in net assets resulting from operations	183,036,772	222,691,578

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	68,525,258	114,574,682
Cost of shares purchased	(137,875,383)	(298,133,822)

Net increase (decrease) in net assets from Fund share transactions	(69,350,125)	(183,559,140)

Total increase (decrease)	113,686,647	39,132,438

Net Assets:
Beginning of period	1,621,942,353	1,582,809,915

End of period	$1,735,629,000	$1,621,942,353

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund  9

PGIM Jennison Focused Growth Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2025		2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$26.28		$22.94	$14.58	$18.46	$24.34	$15.84
Income (loss) from investment operations:
Net investment income (loss)	(0.08)		(0.15)	(0.09)	(0.08)	(0.20)	(0.18)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.20		3.49	8.45	(3.80)	(2.10)	10.85
Total from investment operations	3.12		3.34	8.36	(3.88)	(2.30)	10.67
Less Dividends and Distributions:
Distributions from net realized gains	-		-	-	-	(3.58)	(2.17)
Net asset value, end of period	$29.40		$26.28	$22.94	$14.58	$18.46	$24.34
Total Return(b):	11.87%		14.56%	57.34%	(21.02)%	(12.51)%	67.82%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,142,941		$1,077,302	$1,037,945	$739,492	$1,078,256	$485,590
Average net assets (000)	$1,057,008		$1,077,815	$870,689	$829,415	$653,573	$393,844
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.03	%(d)	1.02%	1.05%	1.05%	1.05%	1.07%
Expenses before waivers and/or expense reimbursement	1.10	%(d)	1.09%	1.14%	1.14%	1.14%	1.15%
Net investment income (loss)	(0.59	)%(d)	(0.59)%	(0.49)%	(0.53)%	(0.86)%	(0.84)%
Portfolio turnover rate(e)	14%		33%	34%	49%	67%	74%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2025		2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.10		$15.92	$10.19	$13.00	$18.25	$12.29
Income (loss) from investment operations:
Net investment income (loss)	(0.12)		(0.23)	(0.15)	(0.13)	(0.28)	(0.25)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.19		2.41	5.88	(2.68)	(1.39)	8.38
Total from investment operations	2.07		2.18	5.73	(2.81)	(1.67)	8.13
Less Dividends and Distributions:
Distributions from net realized gains	-		-	-	-	(3.58)	(2.17)
Net asset value, end of period	$20.17		$18.10	$15.92	$10.19	$13.00	$18.25
Total Return(b):	11.44%		13.69%	56.23%	(21.62)%	(13.27)%	66.59%

Ratios/Supplemental Data:
Net assets, end of period (000)	$43,180		$44,074	$47,880	$36,391	$60,205	$59,185
Average net assets (000)	$41,386		$46,914	$41,006	$43,727	$60,666	$51,793
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.78	%(d)	1.78%	1.78%	1.78%	1.79%	1.79%
Expenses before waivers and/or expense reimbursement	1.86	%(d)	1.83%	1.87%	1.87%	1.82%	1.82%
Net investment income (loss)	(1.34	)%(d)	(1.35)%	(1.22)%	(1.26)%	(1.61)%	(1.56)%
Portfolio turnover rate(e)	14%		33%	34%	49%	67%	74%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund  11

PGIM Jennison Focused Growth Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2025		2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$29.64		$25.80	$16.35	$20.64	$26.76	$17.23
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.09)	(0.04)	(0.04)	(0.15)	(0.12)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.62		3.93	9.49	(4.25)	(2.39)	11.82
Total from investment operations	3.57		3.84	9.45	(4.29)	(2.54)	11.70
Less Dividends and Distributions:
Distributions from net realized gains	-		-	-	-	(3.58)	(2.17)
Net asset value, end of period	$33.21		$29.64	$25.80	$16.35	$20.64	$26.76
Total Return(b):	12.04%		14.88%	57.80%	(20.78)%	(12.27)%	68.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$425,024		$378,525	$369,697	$232,765	$538,780	$593,796
Average net assets (000)	$382,359		$382,188	$303,068	$347,807	$587,500	$453,422
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.75	%(d)	0.75%	0.75%	0.75%	0.75%	0.75%
Expenses before waivers and/or expense reimbursement	0.78	%(d)	0.78%	0.80%	0.80%	0.81%	0.81%
Net investment income (loss)	(0.31	)%(d)	(0.32)%	(0.20)%	(0.24)%	(0.56)%	(0.52)%
Portfolio turnover rate(e)	14%		33%	34%	49%	67%	74%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2025		2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$29.75		$25.87	$16.38	$20.66	$26.76	$17.21
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.07)	(0.02)	(0.03)	(0.13)	(0.11)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.62		3.95	9.51	(4.25)	(2.39)	11.83
Total from investment operations	3.59		3.88	9.49	(4.28)	(2.52)	11.72
Less Dividends and Distributions:
Distributions from net realized gains	-		-	-	-	(3.58)	(2.17)
Net asset value, end of period	$33.34		$29.75	$25.87	$16.38	$20.66	$26.76
Total Return(b):	12.07%		15.00%	57.94%	(20.72)%	(12.19)%	68.44%

Ratios/Supplemental Data:
Net assets, end of period (000)	$124,484		$122,041	$127,289	$101,583	$158,547	$137,574
Average net assets (000)	$117,666		$127,844	$116,341	$119,659	$180,823	$58,252
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.67	%(d)	0.67%	0.67%	0.67%	0.67%	0.67%
Expenses before waivers and/or expense reimbursement	0.71	%(d)	0.70%	0.71%	0.71%	0.71%	0.75%
Net investment income (loss)	(0.23	)%(d)	(0.24)%	(0.12)%	(0.15)%	(0.48)%	(0.46)%
Portfolio turnover rate(e)	14%		33%	34%	49%	67%	74%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund   13

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (unaudited)

as of August 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 100.0%

COMMON STOCKS 99.7%

Aerospace & Defense 1.6%

General Dynamics Corp.	9,200	$2,986,044
General Electric Co.	700	192,640
Northrop Grumman Corp.	200	118,008
Textron, Inc.	9,200	737,472

		4,034,164

Air Freight & Logistics 0.2%

FedEx Corp.	2,300	531,461

Automobile Components 0.6%

Aptiv PLC (United Kingdom)*	17,200	1,367,916
Garrett Motion, Inc. (Switzerland)	9,600	124,704
Visteon Corp.	1,100	136,356

		1,628,976

Automobiles 0.6%

Ford Motor Co.	23,400	275,418
General Motors Co.	21,896	1,282,887

		1,558,305

Banks 4.7%

Bank of America Corp.	11,711	594,216
Bank OZK	30,300	1,589,841
Civista Bancshares, Inc.	5,000	105,950
Columbia Banking System, Inc.	34,500	923,565
JPMorgan Chase & Co.	21,864	6,590,247
PNC Financial Services Group, Inc. (The)	700	145,208
Regions Financial Corp.	5,500	150,645
Third Coast Bancshares, Inc.*	3,600	143,388
U.S. Bancorp	2,009	98,099
Wells Fargo & Co.	15,832	1,301,074
Zions Bancorp NA	4,200	243,642

		11,885,875

Biotechnology 2.3%

AbbVie, Inc.	1,200	252,480
Alnylam Pharmaceuticals, Inc.*	400	178,604
Amgen, Inc.	3,800	1,093,298
Exelixis, Inc.*	19,400	725,948
Gilead Sciences, Inc.	18,200	2,056,054
Incyte Corp.*	8,900	753,029
Regeneron Pharmaceuticals, Inc.	100	58,070
United Therapeutics Corp.*	1,900	579,044

		5,696,527

Broadline Retail 1.4%

Amazon.com, Inc.*	12,400	2,839,600
Dillard’s, Inc. (Class A Stock)	300	159,864
eBay, Inc.	6,400	579,904

		3,579,368

Building Products 2.1%
Carrier Global Corp.	21,300	1,388,760

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Building Products (cont’d.)

Johnson Controls International PLC	17,900	$1,913,331
Masco Corp.	19,100	1,401,749
Trane Technologies PLC	1,300	540,280

		5,244,120

Capital Markets 6.2%

Bank of New York Mellon Corp. (The)	16,510	1,743,456
Charles Schwab Corp. (The)	17,200	1,648,448
Goldman Sachs Group, Inc. (The)	4,790	3,569,748
Janus Henderson Group PLC	20,200	895,264
Morgan Stanley	25,462	3,831,522
Northern Trust Corp.	13,600	1,785,408
Raymond James Financial, Inc.	6,800	1,152,192
SEI Investments Co.	6,500	573,820
State Street Corp.	618	71,051
XP, Inc. (Brazil) (Class A Stock)	12,900	234,006

		15,504,915

Chemicals 1.1%

CF Industries Holdings, Inc.	15,100	1,308,113
DuPont de Nemours, Inc.	10,600	815,352
Element Solutions, Inc.	18,600	478,392
Mosaic Co. (The)	4,700	156,980

		2,758,837

Commercial Services & Supplies 0.3%

Cimpress PLC (Ireland)*	7,500	473,362
Deluxe Corp.	11,700	230,022

		703,384

Communications Equipment 1.6%

Cisco Systems, Inc.	56,400	3,896,676
F5, Inc.*	400	125,256

		4,021,932

Construction & Engineering 0.2%

Primoris Services Corp.	3,200	379,360
Valmont Industries, Inc.	400	146,848

		526,208

Construction Materials 0.1%

CRH PLC	1,700	192,015

Consumer Finance 0.5%

Synchrony Financial	17,800	1,358,852

Consumer Staples Distribution & Retail 1.8%

Albertson’s Cos., Inc. (Class A Stock)	32,500	632,450
BJ’s Wholesale Club Holdings, Inc.*	700	68,376
Dollar General Corp.	5,100	554,676
Kroger Co. (The)	28,200	1,913,088
Target Corp.	4,100	393,518
Walmart, Inc.	11,156	1,081,909

		4,644,017

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  15

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Diversified Consumer Services 0.9%

ADT, Inc.	256,800	$2,236,728

H&R Block, Inc.	2,900	146,015

		2,382,743

Diversified Telecommunication Services 1.3%

AT&T, Inc.	16,003	468,728

Verizon Communications, Inc.	64,316	2,844,697

		3,313,425

Electric Utilities 2.0%

American Electric Power Co., Inc.	3,700	410,774

Constellation Energy Corp.	700	215,586

Edison International	16,900	948,597

Exelon Corp.	59,841	2,613,855

NRG Energy, Inc.	6,100	887,916

		5,076,728

Electrical Equipment 1.6%

AMETEK, Inc.	2,600	480,480

Eaton Corp. PLC	800	279,312

Emerson Electric Co.	8,300	1,095,600

EnerSys	3,000	307,950

Rockwell Automation, Inc.	3,400	1,167,662

Sensata Technologies Holding PLC	17,700	575,958

		3,906,962

Electronic Equipment, Instruments & Components 2.2%

Coherent Corp.*	9,600	868,512

Corning, Inc.	13,400	898,202

Flex Ltd.*	22,000	1,179,640

Jabil, Inc.	2,600	532,558

ScanSource, Inc.*	13,300	580,545

TD SYNNEX Corp.	900	133,263

Trimble, Inc.*	4,200	339,444

Vontier Corp.	24,900	1,068,459

		5,600,623

Entertainment 1.7%

Electronic Arts, Inc.	600	103,170

Netflix, Inc.*	600	724,950

Walt Disney Co. (The)	28,100	3,326,478

		4,154,598

Financial Services 3.7%

Berkshire Hathaway, Inc. (Class B Stock)*	11,498	5,783,264

Enact Holdings, Inc.	3,800	143,070

Euronet Worldwide, Inc.*	1,100	102,509

Global Payments, Inc.	8,200	728,324

MGIC Investment Corp.	49,600	1,380,368

PayPal Holdings, Inc.*	14,200	996,698

Voya Financial, Inc.	1,700	127,653

		9,261,886

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Food Products 1.9%

Archer-Daniels-Midland Co.	11,100	$695,304

Cal-Maine Foods, Inc.	6,000	693,840

Darling Ingredients, Inc.*	700	23,772

Dole PLC	5,600	82,432

Fresh Del Monte Produce, Inc.	3,400	123,352

Ingredion, Inc.	2,000	259,080

Mission Produce, Inc.*	14,900	186,399

Pilgrim’s Pride Corp.	24,900	1,106,805

Smithfield Foods, Inc.	67,300	1,711,439

		4,882,423

Gas Utilities 0.9%

MDU Resources Group, Inc.	60,600	987,174

Southwest Gas Holdings, Inc.	800	63,904

UGI Corp.	36,000	1,247,040

		2,298,118

Ground Transportation 1.1%

Uber Technologies, Inc.*	1,500	140,625

Union Pacific Corp.	11,300	2,526,341

		2,666,966

Health Care Equipment & Supplies 1.8%

Abbott Laboratories	16,900	2,241,954

Edwards Lifesciences Corp.*	15,500	1,260,770

Embecta Corp.	7,200	104,256

ResMed, Inc.	2,000	549,020

Solventum Corp.*	3,400	248,506

STERIS PLC	300	73,518

		4,478,024

Health Care Providers & Services 3.8%

Cardinal Health, Inc.	6,000	892,680

Cigna Group (The)	3,100	932,697

CVS Health Corp.	20,000	1,463,000

Encompass Health Corp.	200	24,352

HCA Healthcare, Inc.	3,700	1,494,652

McKesson Corp.	400	274,656

Tenet Healthcare Corp.*	10,800	1,990,764

UnitedHealth Group, Inc.	4,300	1,332,441

Universal Health Services, Inc. (Class B Stock)	6,100	1,107,638

		9,512,880

Hotel & Resort REITs 0.1%

DiamondRock Hospitality Co.	30,800	263,648

Hotels, Restaurants & Leisure 1.8%

Boyd Gaming Corp.	2,500	214,650

Carnival Corp.*	26,800	854,652

El Pollo Loco Holdings, Inc.*	37,100	394,373

Las Vegas Sands Corp.	11,700	674,271

McDonald’s Corp.	627	196,590

MGM Resorts International*	8,300	329,427

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  17

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)

Royal Caribbean Cruises Ltd.	2,200	$799,084

Travel + Leisure Co.	15,700	992,397

		4,455,444

Household Durables 0.1%

PulteGroup, Inc.	2,300	303,646

Household Products 0.9%

Kimberly-Clark Corp.	11,300	1,459,282

Procter & Gamble Co. (The)	5,272	827,915

		2,287,197

Independent Power & Renewable Electricity Producers 0.2%

Vistra Corp.	2,300	434,953

Industrial Conglomerates 0.7%

3M Co.	8,600	1,337,558

Honeywell International, Inc.	1,800	395,100

		1,732,658

Insurance 5.6%

Allstate Corp. (The)	7,100	1,444,495

American International Group, Inc.	18,600	1,512,552

Arch Capital Group Ltd.	8,300	759,699

Axis Capital Holdings Ltd.	23,900	2,356,062

Chubb Ltd.	3,500	962,745

Hamilton Insurance Group Ltd. (Bermuda) (Class B Stock)*	22,700	541,168

Hartford Insurance Group, Inc. (The)	16,300	2,156,653

Lincoln National Corp.	34,200	1,468,206

Mercury General Corp.	1,300	100,529

Old Republic International Corp.	19,000	759,430

RenaissanceRe Holdings Ltd. (Bermuda)	100	24,299

Travelers Cos., Inc. (The)	7,314	1,985,824

Universal Insurance Holdings, Inc.	2,600	63,414

		14,135,076

Interactive Media & Services 3.5%

Alphabet, Inc. (Class A Stock)	15,200	3,236,232

Alphabet, Inc. (Class C Stock)	14,000	2,989,420

Meta Platforms, Inc. (Class A Stock)	3,600	2,659,320

		8,884,972

IT Services 2.7%

Accenture PLC (Ireland) (Class A Stock)	6,800	1,767,796

Cognizant Technology Solutions Corp. (Class A Stock)	35,100	2,535,975

International Business Machines Corp.	4,100	998,309

Kyndryl Holdings, Inc.*	3,800	120,802

VeriSign, Inc.	4,700	1,284,839

		6,707,721

Life Sciences Tools & Services 2.1%

Agilent Technologies, Inc.	3,600	452,376

Danaher Corp.	11,000	2,264,020

IQVIA Holdings, Inc.*	2,600	496,106

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Life Sciences Tools & Services (cont’d.)

Mettler-Toledo International, Inc.*	200	$260,208

Thermo Fisher Scientific, Inc.	3,600	1,773,792

		5,246,502

Machinery 2.8%

Allison Transmission Holdings, Inc.	14,400	1,257,264

Caterpillar, Inc.	500	209,520

Cummins, Inc.	1,500	597,660

Dover Corp.	8,200	1,466,652

Gates Industrial Corp. PLC*	2,200	56,232

Mueller Industries, Inc.	19,800	1,899,612

Oshkosh Corp.	1,700	236,929

Parker-Hannifin Corp.	1,300	987,155

REV Group, Inc.	6,500	345,865

		7,056,889

Marine Transportation 0.3%

Costamare, Inc. (Monaco)	53,200	608,608

Matson, Inc.	1,900	197,695

		806,303

Media 1.7%

Comcast Corp. (Class A Stock)	53,482	1,816,783

Fox Corp. (Class A Stock)	8,600	513,420

Fox Corp. (Class B Stock)	19,100	1,041,905

Gray Media, Inc.	25,600	156,928

Nexstar Media Group, Inc.	4,000	818,120

		4,347,156

Metals & Mining 1.5%

Freeport-McMoRan, Inc.	8,200	364,080

Newmont Corp.	36,600	2,723,040

Nucor Corp.	2,200	327,206

SunCoke Energy, Inc.	37,400	288,728

		3,703,054

Mortgage Real Estate Investment Trusts (REITs) 0.5%

AG Mortgage Investment Trust, Inc.	42,000	317,520

Rithm Capital Corp.	66,950	828,841

		1,146,361

Multi-Utilities 2.1%

Ameren Corp.	24,400	2,434,632

Avista Corp.	8,400	306,936

Consolidated Edison, Inc.	6,500	638,495

Dominion Energy, Inc.	15,800	946,420

Northwestern Energy Group, Inc.	15,500	891,405

		5,217,888

Oil, Gas & Consumable Fuels 5.1%

California Resources Corp.	1,600	79,488

Cheniere Energy, Inc.	5,700	1,378,374

Chevron Corp.	6,738	1,082,123

ConocoPhillips	6,415	634,892

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  19

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)

Devon Energy Corp.	14,600	$527,060

EOG Resources, Inc.	23,600	2,945,752

Exxon Mobil Corp.	30,271	3,459,673

Marathon Petroleum Corp.	3,000	539,130

Ovintiv, Inc.	9,600	404,352

Peabody Energy Corp.	24,100	419,340

Permian Resources Corp.	44,300	633,047

Range Resources Corp.	1,000	34,270

Teekay Corp. Ltd. (Bermuda)	96,100	788,020

		12,925,521

Passenger Airlines 0.9%

Delta Air Lines, Inc.	9,900	611,622

SkyWest, Inc.*	5,000	607,000

Sun Country Airlines Holdings, Inc.*	12,500	165,625

United Airlines Holdings, Inc.*	8,600	903,000

		2,287,247

Pharmaceuticals 5.4%

Amneal Pharmaceuticals, Inc.*	44,300	423,508

Bristol-Myers Squibb Co.	25,200	1,188,936

Johnson & Johnson	31,420	5,566,682

Merck & Co., Inc.	23,700	1,993,644

Pfizer, Inc.	124,686	3,087,225

Zoetis, Inc.	8,000	1,251,200

		13,511,195

Professional Services 0.3%

Concentrix Corp.(a)	2,100	110,796

Leidos Holdings, Inc.	2,200	398,024

Upwork, Inc.*	15,400	237,006

		745,826

Real Estate Management & Development 1.1%

CBRE Group, Inc. (Class A Stock)*	8,000	1,296,960

Cushman & Wakefield PLC*	20,900	329,593

Howard Hughes Holdings, Inc.*(a)	1,700	129,659

Jones Lang LaSalle, Inc.*	3,200	977,824

		2,734,036

Retail REITs 0.1%

Kimco Realty Corp.	5,800	130,442

Semiconductors & Semiconductor Equipment 3.1%

Analog Devices, Inc.	8,300	2,085,873

Broadcom, Inc.	200	59,478

Cirrus Logic, Inc.*	8,700	993,453

Lam Research Corp.	11,100	1,111,665

Marvell Technology, Inc.	3,900	245,173

Micron Technology, Inc.	13,800	1,642,338

MKS, Inc.	5,100	527,034

QUALCOMM, Inc.	7,700	1,237,621

		7,902,635

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Software 3.4%

ACI Worldwide, Inc.*	1,700	$83,895

Adobe, Inc.*	2,700	963,090

AppLovin Corp. (Class A Stock)*	100	47,859

Autodesk, Inc.*	1,200	377,640

Consensus Cloud Solutions, Inc.*	12,900	342,753

Docusign, Inc.*	700	53,662

Gen Digital, Inc.	29,200	881,840

OneSpan, Inc.	35,300	533,912

Palantir Technologies, Inc. (Class A Stock)*	700	109,697

Roper Technologies, Inc.	1,000	526,310

Salesforce, Inc.	11,400	2,921,250

Zoom Communications, Inc.*	22,300	1,815,666

		8,657,574

Specialized REITs 0.8%

EPR Properties	2,300	124,775

Rayonier, Inc.	4,500	118,260

VICI Properties, Inc.	55,500	1,874,790

		2,117,825

Specialty Retail 0.1%

Gap, Inc. (The)	6,700	147,467

ODP Corp. (The)*	2,000	40,520

Ulta Beauty, Inc.*	100	49,273

		237,260

Technology Hardware, Storage & Peripherals 0.7%

Immersion Corp.	45,000	317,700

Western Digital Corp.	19,300	1,550,562

		1,868,262

Tobacco 1.9%

Altria Group, Inc.	52,100	3,501,641

Philip Morris International, Inc.	8,343	1,394,366

		4,896,007

Trading Companies & Distributors 0.6%

United Rentals, Inc.	1,700	1,625,778

Water Utilities 0.1%

Essential Utilities, Inc.	3,200	126,432

Wireless Telecommunication Services 1.3%

T-Mobile US, Inc.	13,100	3,301,069

TOTAL COMMON STOCKS (cost $203,811,942)		251,200,909

UNAFFILIATED EXCHANGE-TRADED FUND 0.3%

iShares Russell 1000 Value ETF (cost $787,725)	4,000	806,520

TOTAL LONG-TERM INVESTMENTS (cost $204,599,667)		252,007,429

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  21

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 0.1%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.483%)(wb)	65,520	$65,520

PGIM Institutional Money Market Fund (7-day effective yield 4.526%) (cost $174,257; includes $170,038 of cash collateral for securities on loan)(b)(wb)	174,387	174,265

TOTAL SHORT-TERM INVESTMENTS (cost $239,777)		239,785

TOTAL INVESTMENTS 100.1% (cost $204,839,444)		252,247,214
Liabilities in excess of other assets (0.1)%		(245,088)

NET ASSETS 100.0%		$252,002,126

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $169,516; cash collateral of $170,038 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)

Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment. (wb) Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$4,034,164	$—	$—
Air Freight & Logistics	531,461	—	—
Automobile Components	1,628,976	—	—
Automobiles	1,558,305	—	—
Banks	11,885,875	—	—
Biotechnology	5,696,527	—	—
Broadline Retail	3,579,368	—	—
Building Products	5,244,120	—	—
Capital Markets	15,504,915	—	—
Chemicals	2,758,837	—	—
Commercial Services & Supplies	703,384	—	—
Communications Equipment	4,021,932	—	—
Construction & Engineering	526,208	—	—
Construction Materials	192,015	—	—
Consumer Finance	1,358,852	—	—
Consumer Staples Distribution & Retail	4,644,017	—	—
Diversified Consumer Services	2,382,743	—	—
Diversified Telecommunication Services	3,313,425	—	—
Electric Utilities	5,076,728	—	—
Electrical Equipment	3,906,962	—	—
Electronic Equipment, Instruments & Components	5,600,623	—	—
Entertainment	4,154,598	—	—
Financial Services	9,261,886	—	—
Food Products	4,882,423	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Gas Utilities	$2,298,118	$—	$—
Ground Transportation	2,666,966	—	—
Health Care Equipment & Supplies	4,478,024	—	—
Health Care Providers & Services	9,512,880	—	—
Hotel & Resort REITs	263,648	—	—
Hotels, Restaurants & Leisure	4,455,444	—	—
Household Durables	303,646	—	—
Household Products	2,287,197	—	—
Independent Power & Renewable Electricity Producers	434,953	—	—
Industrial Conglomerates	1,732,658	—	—
Insurance	14,135,076	—	—
Interactive Media & Services	8,884,972	—	—
IT Services	6,707,721	—	—
Life Sciences Tools & Services	5,246,502	—	—
Machinery	7,056,889	—	—
Marine Transportation	806,303	—	—
Media	4,347,156	—	—
Metals & Mining	3,703,054	—	—
Mortgage Real Estate Investment Trusts (REITs)	1,146,361	—	—
Multi-Utilities	5,217,888	—	—
Oil, Gas & Consumable Fuels	12,925,521	—	—
Passenger Airlines	2,287,247	—	—
Pharmaceuticals	13,511,195	—	—
Professional Services	745,826	—	—
Real Estate Management & Development	2,734,036	—	—
Retail REITs	130,442	—	—
Semiconductors & Semiconductor Equipment	7,902,635	—	—
Software	8,657,574	—	—
Specialized REITs	2,117,825	—	—
Specialty Retail	237,260	—	—
Technology Hardware, Storage & Peripherals	1,868,262	—	—
Tobacco	4,896,007	—	—
Trading Companies & Distributors	1,625,778	—	—
Water Utilities	126,432	—	—
Wireless Telecommunication Services	3,301,069	—	—
Unaffiliated Exchange-Traded Fund	806,520	—	—
Short-Term Investments
Affiliated Mutual Funds	239,785	—	—

Total	$252,247,214	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2025 were as follows:

Capital Markets	6.2%
Insurance	5.6
Pharmaceuticals	5.4
Oil, Gas & Consumable Fuels	5.1
Banks	4.7
Health Care Providers & Services	3.8
Financial Services	3.7
Interactive Media & Services	3.5
Software	3.4
Semiconductors & Semiconductor Equipment	3.1
Machinery	2.8
IT Services	2.7
Biotechnology	2.3
Electronic Equipment, Instruments & Components	2.2

Life Sciences Tools & Services	2.1%
Building Products	2.1
Multi-Utilities	2.1
Electric Utilities	2.0
Tobacco	1.9
Food Products	1.9
Consumer Staples Distribution & Retail	1.8
Health Care Equipment & Supplies	1.8
Hotels, Restaurants & Leisure	1.8
Media	1.7
Entertainment	1.7
Aerospace & Defense	1.6
Communications Equipment	1.6
Electrical Equipment	1.6

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  23

PGIM Quant Solutions Large-Cap Value Fund

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Industry Classification (continued):

Metals & Mining	1.5%
Broadline Retail	1.4
Diversified Telecommunication Services	1.3
Wireless Telecommunication Services	1.3
Chemicals	1.1
Real Estate Management & Development	1.1
Ground Transportation	1.1
Diversified Consumer Services	0.9
Gas Utilities	0.9
Passenger Airlines	0.9
Household Products	0.9
Specialized REITs	0.8
Technology Hardware, Storage & Peripherals	0.7
Industrial Conglomerates	0.7
Automobile Components	0.6
Trading Companies & Distributors	0.6
Automobiles	0.6
Consumer Finance	0.5
Mortgage Real Estate Investment Trusts (REITs)	0.5
Unaffiliated Exchange-Traded Fund	0.3

Marine Transportation	0.3%
Professional Services	0.3
Commercial Services & Supplies	0.3
Air Freight & Logistics	0.2
Construction & Engineering	0.2
Independent Power & Renewable Electricity Producers	0.2
Household Durables	0.1
Hotel & Resort REITs	0.1
Affiliated Mutual Funds (0.1% represents investments purchased with collateral from securities on loan)	0.1
Specialty Retail	0.1
Construction Materials	0.1
Retail REITs	0.1
Water Utilities	0.1

100.1
Liabilities in excess of other assets	(0.1)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$169,516	$(169,516)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Statement of Assets & Liabilities (unaudited)

as of August 31, 2025

Assets
Investments at value, including securities on loan of $169,516:
Unaffiliated investments (cost $204,599,667)	$252,007,429
Affiliated investments (cost $239,777)	239,785
Dividends receivable	415,641
Tax reclaim receivable	2,451
Receivable for Fund shares sold	815
Prepaid expenses and other assets	144

Total Assets	252,666,265

Liabilities
Payable to broker for collateral for securities on loan	170,038
Payable for Fund shares purchased	127,988
Management fee payable	124,181
Distribution fee payable	79,598
Transfer agent’s fees and expenses payable	56,374
Shareholders’ reports fee payable	31,560
Accrued expenses and other liabilities	31,199
Custodian and accounting fees payable	23,934
Audit fee payable	13,438
Trustees’ fees payable	3,479
Affiliated transfer agent fee payable	2,350

Total Liabilities	664,139

Net Assets	$252,002,126

Net assets were comprised of:
Shares of beneficial interest, at par	$18,934
Paid-in capital in excess of par	178,072,929
Total distributable earnings (loss)	73,910,263

Net assets, August 31, 2025	$252,002,126

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  25

PGIM Quant Solutions Large-Cap Value Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of August 31, 2025

Class A

Net asset value and redemption price per share, ($38,085,366 ÷ 2,963,832 shares of beneficial interest issued and outstanding)	$12.85
Maximum sales charge (5.50% of offering price)	0.75

Maximum offering price to public	$13.60

Class C

Net asset value, offering price and redemption price per share, ($1,873,865 ÷ 169,501 shares of beneficial interest issued and outstanding)	$11.06

Class R

Net asset value, offering price and redemption price per share, ($168,109,512 ÷ 12,537,052 shares of beneficial interest issued and outstanding)	$13.41

Class Z

Net asset value, offering price and redemption price per share, ($41,834,353 ÷ 3,107,408 shares of beneficial interest issued and outstanding)	$13.46

Class R6

Net asset value, offering price and redemption price per share, ($2,099,030 ÷ 156,076 shares of beneficial interest issued and outstanding)	$13.45

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Statement of Operations (unaudited)

Six Months Ended August 31, 2025

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $126 foreign withholding tax)	$2,997,740
Affiliated dividend income	10,207
Affiliated income from securities lending, net	1,055

Total income	3,009,002

Expenses
Management fee	961,849
Distribution fee(a)	669,969
Transfer agent’s fees and expenses (including affiliated expense of $7,234)(a)	145,994
Custodian and accounting fees	27,955
Registration fees(a)	26,213
Shareholders’ reports	25,863
Professional fees	16,682
Audit fee	13,437
Trustees’ fees	6,725
Miscellaneous	34,213

Total expenses	1,928,900
Less: Fee waiver and/or expense reimbursement(a)	(255,517)
Distribution fee waiver(a)	(210,815)

Net expenses	1,462,568

Net investment income (loss)	1,546,434

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affiliated of $327)	16,307,321
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $183)	(5,378,870)

Net gain (loss) on investment transactions	10,928,451

Net Increase (Decrease) In Net Assets Resulting From Operations	$12,474,885

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	56,543	9,252	604,174	—	—
Transfer agent’s fees and expenses	22,877	2,565	107,605	12,026	921
Registration fees	8,960	4,535	3,491	3,318	5,909
Fee waiver and/or expense reimbursement	(37,824)	(4,897)	(168,834)	(36,025)	(7,937)
Distribution fee waiver	(9,424)	—	(201,391)	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  27

PGIM Quant Solutions Large-Cap Value Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended August 31, 2025	Year Ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,546,434	$3,812,917
Net realized gain (loss) on investment transactions	16,307,321	47,903,515
Net change in unrealized appreciation (depreciation) on investments	(5,378,870)	(14,091,225)

Net increase (decrease) in net assets resulting from operations	12,474,885	37,625,207

Dividends and Distributions
Distributions from distributable earnings
Class A	—	(6,066,641)
Class C	—	(361,068)
Class R	—	(25,098,158)
Class Z	—	(6,378,330)
Class R6	—	(433,229)

	—	(38,337,426)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	7,639,716	20,818,764
Net asset value of shares issued in reinvestment of dividends and distributions	—	38,231,187
Cost of shares purchased	(26,687,864)	(113,988,490)

Net increase (decrease) in net assets from Fund share transactions	(19,048,148)	(54,938,539)

Total increase (decrease)	(6,573,263)	(55,650,758)

Net Assets:
Beginning of period	258,575,389	314,226,147

End of period	$252,002,126	$258,575,389

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2025		2025		2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.19		$12.61		$12.15	$13.86	$12.74	$10.47
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.17		0.22	0.21	0.20	0.19
Net realized and unrealized gain (loss) on investment transactions	0.58		1.53		0.69	(0.72)	2.21	2.29
Total from investment operations	0.66		1.70		0.91	(0.51)	2.41	2.48
Less Dividends and Distributions:
Dividends from net investment income	-		(0.40)		(0.13)	(0.23)	(0.24)	(0.17)
Distributions from net realized gains	-		(1.72)		(0.32)	(0.97)	(1.05)	(0.04)
Total dividends and distributions	-		(2.12)		(0.45)	(1.20)	(1.29)	(0.21)
Net asset value, end of period	$12.85		$12.19		$12.61	$12.15	$13.86	$12.74
Total Return(b):	5.50%		13.55%		7.66%	(3.63)%	19.13%	24.05%

Ratios/Supplemental Data:
Net assets, end of period (000)	$38,085		$39,788		$37,602	$37,826	$38,102	$30,685
Average net assets (000)	$37,388		$39,088		$35,169	$37,739	$36,266	$24,971
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.11	%(d)	1.11	%(e)	1.12%	1.12%	1.12%	1.15%
Expenses before waivers and/or expense reimbursement	1.36	%(d)	1.31%		1.34%	1.34%	1.34%	1.37%
Net investment income (loss)	1.36	%(d)	1.32%		1.86%	1.62%	1.39%	1.89%
Portfolio turnover rate(f)	60%		96%		81%	96%	73%	53%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended February 28, 2025.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  29

PGIM Quant Solutions Large-Cap Value Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2025		2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.54		$11.16	$10.81	$12.48	$11.59	$9.56
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.04	0.09	0.07	0.06	0.07
Net realized and unrealized gain (loss) on investment transactions	0.50		1.34	0.60	(0.65)	2.00	2.07
Total from investment operations	0.52		1.38	0.69	(0.58)	2.06	2.14
Less Dividends and Distributions:
Dividends from net investment income	-		(0.28)	(0.02)	(0.12)	(0.12)	(0.07)
Distributions from net realized gains	-		(1.72)	(0.32)	(0.97)	(1.05)	(0.04)
Total dividends and distributions	-		(2.00)	(0.34)	(1.09)	(1.17)	(0.11)
Net asset value, end of period	$11.06		$10.54	$11.16	$10.81	$12.48	$11.59
Total Return(b):	4.84%		12.54%	6.50%	(4.60)%	17.97%	22.62%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,874		$2,008	$2,425	$3,700	$3,977	$3,165
Average net assets (000)	$1,835		$2,257	$2,845	$3,753	$3,661	$2,561
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.13	%(d)	2.13%	2.16%	2.14%	2.09%	2.29%
Expenses before waivers and/or expense reimbursement	2.66	%(d)	2.46%	2.37%	2.31%	2.26%	2.46%
Net investment income (loss)	0.34	%(d)	0.32%	0.83%	0.59%	0.44%	0.76%
Portfolio turnover rate(e)	60%		96%	81%	96%	73%	53%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2025		2025		2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.73		$13.09		$12.60	$14.32	$13.13	$10.78
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.15		0.20	0.19	0.17	0.17
Net realized and unrealized gain (loss) on investment transactions	0.61		1.58		0.71	(0.74)	2.27	2.38
Total from investment operations	0.68		1.73		0.91	(0.55)	2.44	2.55
Less Dividends and Distributions:
Dividends from net investment income	-		(0.37)		(0.10)	(0.20)	(0.20)	(0.16)
Distributions from net realized gains	-		(1.72)		(0.32)	(0.97)	(1.05)	(0.04)
Total dividends and distributions	-		(2.09)		(0.42)	(1.17)	(1.25)	(0.20)
Net asset value, end of period	$13.41		$12.73		$13.09	$12.60	$14.32	$13.13
Total Return(b):	5.34%		13.36%		7.41%	(3.79)%	18.91%	23.82%

Ratios/Supplemental Data:
Net assets, end of period (000)	$168,110		$172,034		$176,559	$173,940	$234,737	$240,673
Average net assets (000)	$159,799		$177,754		$171,600	$189,944	$241,292	$197,850
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.32	%(d)	1.32	%(e)	1.33%	1.33%	1.33%	1.33%
Expenses before waivers and/or expense reimbursement	1.78	%(d)	1.75%		1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	1.15	%(d)	1.11%		1.65%	1.39%	1.19%	1.69%
Portfolio turnover rate(f)	60%		96%		81%	96%	73%	53%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended February 28, 2025.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  31

PGIM Quant Solutions Large-Cap Value Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2025		2025		2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.75		$13.10		$12.60	$14.33	$13.13	$10.78
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.22		0.27	0.26	0.25	0.23
Net realized and unrealized gain (loss) on investment transactions	0.60		1.59		0.72	(0.75)	2.28	2.37
Total from investment operations	0.71		1.81		0.99	(0.49)	2.53	2.60
Less Dividends and Distributions:
Dividends from net investment income	-		(0.44)		(0.17)	(0.27)	(0.28)	(0.21)
Distributions from net realized gains	-		(1.72)		(0.32)	(0.97)	(1.05)	(0.04)
Total dividends and distributions	-		(2.16)		(0.49)	(1.24)	(1.33)	(0.25)
Net asset value, end of period	$13.46		$12.75		$13.10	$12.60	$14.33	$13.13
Total Return(b):	5.57%		13.99%		8.03%	(3.34)%	19.58%	24.37%

Ratios/Supplemental Data:
Net assets, end of period (000)	$41,834		$42,067		$42,356	$46,000	$55,747	$80,486
Average net assets (000)	$40,342		$42,833		$41,869	$49,467	$71,101	$53,264
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.79	%(d)	0.79	%(e)	0.80%	0.80%	0.80%	0.81%
Expenses before waivers and/or expense reimbursement	0.97	%(d)	0.95%		0.95%	0.95%	0.96%	0.98%
Net investment income (loss)	1.68	%(d)	1.64%		2.18%	1.93%	1.69%	2.17%
Portfolio turnover rate(f)	60%		96%		81%	96%	73%	53%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended February 28, 2025.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2025		2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.73		$13.08	$12.59	$14.32	$13.13	$10.78
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.25	0.27	0.28	0.21	0.23
Net realized and unrealized gain (loss) on investment transactions	0.61		1.56	0.71	(0.77)	2.31	2.37
Total from investment operations	0.72		1.81	0.98	(0.49)	2.52	2.60
Less Dividends and Distributions:
Dividends from net investment income	-		(0.44)	(0.17)	(0.27)	(0.28)	(0.21)
Distributions from net realized gains	-		(1.72)	(0.32)	(0.97)	(1.05)	(0.04)
Total dividends and distributions	-		(2.16)	(0.49)	(1.24)	(1.33)	(0.25)
Net asset value, end of period	$13.45		$12.73	$13.08	$12.59	$14.32	$13.13
Total Return(b):	5.66%		14.01%	7.96%	(3.34)%	19.52%	24.37%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,099		$2,678	$55,285	$35,302	$36,200	$618
Average net assets (000)	$2,156		$33,036	$47,186	$49,222	$13,569	$362
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.79	%(d)	0.79%	0.80%	0.80%	0.80%	0.81%
Expenses before waivers and/or expense reimbursement	1.52	%(d)	0.90%	0.90%	0.90%	0.98%	4.98%
Net investment income (loss)	1.69	%(d)	1.84%	2.18%	2.07%	1.37%	2.15%
Portfolio turnover rate(e)	60%		96%	81%	96%	73%	53%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Value Fund  33

Notes to Financial Statements (unaudited)

1. Organization

Prudential Investment Portfolios 3 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate to the following series of the RIC: PGIM Jennison Focused Growth Fund and PGIM Quant Solutions Large-Cap Value Fund (each, a “Fund” and collectively, the “Funds”). PGIM Jennison Focused Growth Fund is classified as a non-diversified fund for purposes of the 1940 Act and PGIM Quant Solutions Large-Cap Value Fund is classified as a diversified fund for purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective(s)
PGIM Jennison Focused Growth Fund (“Jennison Focused Growth”)	long-term growth of capital
PGIM Quant Solutions Large-Cap Value Fund (“Quant Solutions Large-Cap Value”)	long-term growth of capital

2.  Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Notes to Financial Statements (unaudited) (continued)

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Funds invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually

Expected Distribution Schedule to Shareholders*	Frequency
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.  Agreements

The RIC, on behalf of each Fund, has management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of each subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into subadvisory agreements with the subadvisers listed below (each a “subadviser” and collectively the “subadvisers”). The Manager pays for the services of each subadviser.

Fund	Subadviser(s)
Jennison Focused Growth	Jennison Associates LLC (“Jennison”) (a wholly-owned subsidiary of PGIM, Inc.)
Quant Solutions Large-Cap Value	PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”) (a wholly-owned subsidiary of PGIM, Inc.)

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended August 31, 2025, the contractual and effective management fee rates were as follows:

Fund	Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements
Jennison Focused Growth	0.67% up to $1 billion of average daily net assets; 0.65% from $1 billion to $3 billion of average daily net assets; 0.63% from $3 billion to $5 billion of average daily net assets; 0.62% from $5 billion to $10 billion of average daily net assets; 0.61% over $10 billion of average daily net assets	0.66%
Quant Solutions Large-Cap Value	0.79% to $1 billion of average daily net assets; 0.75% over $1 billion of average daily net assets	0.79

The Manager has contractually agreed, through June 30, 2026, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Fund	Class Expense Limitation
Jennison Focused Growth - Class A	1.05%
Jennison Focused Growth - Class C	1.78
Jennison Focused Growth - Class Z	0.75
Jennison Focused Growth - Class R6	0.67
Quant Solutions Large-Cap Value - Class A	1.11
Quant Solutions Large-Cap Value - Class C	2.13
Quant Solutions Large-Cap Value - Class R	1.32

Notes to Financial Statements (unaudited) (continued)

Fund	Class Expense Limitation
Quant Solutions Large-Cap Value - Class Z	0.79%
Quant Solutions Large-Cap Value - Class R6	0.79

The RIC, on behalf of each Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of each Fund. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through June 30, 2026 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

Each Fund’s annual gross and net distribution rates, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee
Jennison Focused Growth - Class A	0.30%	0.25%
Jennison Focused Growth - Class C	1.00	1.00
Jennison Focused Growth - Class Z	N/A	N/A
Jennison Focused Growth - Class R6	N/A	N/A
Quant Solutions Large-Cap Value - Class A	0.30	0.25
Quant Solutions Large-Cap Value - Class C	1.00	1.00
Quant Solutions Large-Cap Value - Class R	0.75	0.50
Quant Solutions Large-Cap Value - Class Z	N/A	N/A
Quant Solutions Large-Cap Value - Class R6	N/A	N/A

The RIC, on behalf of each Fund, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund on whose behalf the trades were made. Commission recapture is paid solely to the Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended August 31, 2025, brokerage commissions recaptured under these agreements was as follows:

Fund	Amount
Jennison Focused Growth	$11,415

For the reporting period ended August 31, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC
Jennison Focused Growth - Class A	$167,552	$4,884
Jennison Focused Growth - Class C	—	1,828
Quant Solutions Large-Cap Value - Class A	2,112	—
Quant Solutions Large-Cap Value - Class C	—	40

PGIM Investments, PIMS, PGIM Quantitative Solutions and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended August 31, 2025, no Rule 17a-7 transactions were entered into by the Funds.

5.  Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended August 31, 2025, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Jennison Focused Growth	$225,661,610	$295,473,557
Quant Solutions Large-Cap Value	147,234,452	164,788,797

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended August 31, 2025, is presented as follows:

Jennison Focused Growth

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.483%)(wb)
$31,663	$186,644,146	$186,340,370	$—	$—	$335,439	335,439	$325,783		$—

PGIM Institutional Money Market Fund (7-day effective yield 4.526%)(b)(wb)
—	380,442,686	365,290,338	(917)	(3,564)	15,147,867	15,158,478	21,365	(1)	—
$31,663	$567,086,832	$551,630,708	$(917)	$(3,564)	$15,483,306		$347,148		$—

Quant Solutions Large-Cap Value
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.483%)(wb)
$123,253	$16,625,484	$16,683,217	$—	$—	$65,520	65,520	$10,207		$—

PGIM Institutional Money Market Fund (7-day effective yield 4.526%)(b)(wb)
1,910,770	23,789,406	25,526,421	183	327	174,265	174,387	1,055	(1)	—
$2,034,023	$40,414,890	$42,209,638	$183	$327	$239,785		$11,262		$—

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.  Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of August 31, 2025 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Jennison Focused Growth	$786,367,494	$973,024,679	$(8,842,110)	$964,182,569
Quant Solutions Large-Cap Value	206,752,023	51,982,298	(6,487,107)	45,495,191

Notes to Financial Statements (unaudited) (continued)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of February 28, 2025 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
Jennison Focused Growth	$5,902,000	$196,515,000
Quant Solutions Large-Cap Value	—	2,159,000

The Funds indicated below elected to treat the below approximated losses as having been incurred in the following fiscal year (February 28, 2026).

Fund	Qualified Late-Year Losses	Post-October Capital Losses
Jennison Focused Growth	$1,813,000	$—
Quant Solutions Large-Cap Value	—	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended February 28, 2025 are subject to such review.

7.  Capital and Ownership

The Jennison Focused Growth Fund offers Class A, Class C, Class Z and Class R6 shares. The Quant Solutions Large-Cap Value Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Funds at $0.001 par value per share.

As of August 31, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Jennison Focused Growth–Class Z	35,648	0.3%
Quant Solutions Large-Cap Value–Class Z	17,937	0.6

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Jennison Focused Growth	—	—%
Quant Solutions Large-Cap Value	—	—
Unaffiliated:
Jennison Focused Growth	4	38.7
Quant Solutions Large-Cap Value	2	83.0

Transactions in shares of beneficial interest were as follows:

Jennison Focused Growth:

Share Class	Shares	Amount

Class A
Six months ended August 31, 2025:
Shares sold	482,384	$12,679,488
Shares purchased	(2,608,345)	(68,136,446)
Net increase (decrease) in shares outstanding before conversion	(2,125,961)	(55,456,958)
Shares issued upon conversion from other share class(es)	141,149	3,846,652
Shares purchased upon conversion into other share class(es)	(133,499)	(3,545,049)
Net increase (decrease) in shares outstanding	(2,118,311)	$(55,155,355)

Year ended February 28, 2025:
Shares sold	1,288,625	$33,080,529
Shares purchased	(5,478,653)	(137,495,945)
Net increase (decrease) in shares outstanding before conversion	(4,190,028)	(104,415,416)
Shares issued upon conversion from other share class(es)	259,541	6,437,540
Shares purchased upon conversion into other share class(es)	(331,446)	(8,176,727)
Net increase (decrease) in shares outstanding	(4,261,933)	$(106,154,603)

Class C
Six months ended August 31, 2025:
Shares sold	106,371	$1,952,940
Shares purchased	(219,239)	(3,899,732)
Net increase (decrease) in shares outstanding before conversion	(112,868)	(1,946,792)
Shares purchased upon conversion into other share class(es)	(181,682)	(3,376,282)
Net increase (decrease) in shares outstanding	(294,550)	$(5,323,074)

Year ended February 28, 2025:
Shares sold	226,062	$3,943,709
Shares purchased	(480,933)	(8,329,802)
Net increase (decrease) in shares outstanding before conversion	(254,871)	(4,386,093)
Shares purchased upon conversion into other share class(es)	(318,283)	(5,536,871)
Net increase (decrease) in shares outstanding	(573,154)	$(9,922,964)

Class Z
Six months ended August 31, 2025:
Shares sold	1,528,403	$45,823,290
Shares purchased	(1,598,816)	(46,479,243)
Net increase (decrease) in shares outstanding before conversion	(70,413)	(655,953)
Shares issued upon conversion from other share class(es)	123,714	3,698,279
Shares purchased upon conversion into other share class(es)	(24,940)	(761,905)
Net increase (decrease) in shares outstanding	28,361	$2,280,421

Year ended February 28, 2025:
Shares sold	2,023,734	$56,748,054
Shares purchased	(3,767,112)	(106,108,210)
Net increase (decrease) in shares outstanding before conversion	(1,743,378)	(49,360,156)
Shares issued upon conversion from other share class(es)	292,531	8,184,608
Shares purchased upon conversion into other share class(es)	(109,012)	(3,043,816)
Net increase (decrease) in shares outstanding	(1,559,859)	$(44,219,364)

Notes to Financial Statements (unaudited) (continued)

Jennison Focused Growth (cont’d.):

Share Class	Shares	Amount

Class R6
Six months ended August 31, 2025:
Shares sold	271,325	$8,069,540
Shares purchased	(645,313)	(19,359,962)
Net increase (decrease) in shares outstanding before conversion	(373,988)	(11,290,422)
Shares issued upon conversion from other share class(es)	8,193	240,041
Shares purchased upon conversion into other share class(es)	(3,145)	(101,736)
Net increase (decrease) in shares outstanding	(368,940)	$(11,152,117)

Year ended February 28, 2025:
Shares sold	735,358	$20,802,390
Shares purchased	(1,628,632)	(46,199,865)
Net increase (decrease) in shares outstanding before conversion	(893,274)	(25,397,475)
Shares issued upon conversion from other share class(es)	86,519	2,464,430
Shares purchased upon conversion into other share class(es)	(11,050)	(329,164)
Net increase (decrease) in shares outstanding	(817,805)	$(23,262,209)

Quant Solutions Large-Cap Value:

Share Class	Shares	Amount

Class A
Six months ended August 31, 2025:
Shares sold	174,384	$1,987,884
Shares purchased	(478,958)	(5,722,258)
Net increase (decrease) in shares outstanding before conversion	(304,574)	(3,734,374)
Shares issued upon conversion from other share class(es)	5,787	67,947
Shares purchased upon conversion into other share class(es)	(2,634)	(31,796)
Net increase (decrease) in shares outstanding	(301,421)	$(3,698,223)

Year ended February 28, 2025:
Shares sold	442,366	$5,764,441
Shares issued in reinvestment of dividends and distributions	497,095	5,989,990
Shares purchased	(637,237)	(8,181,883)
Net increase (decrease) in shares outstanding before conversion	302,224	3,572,548
Shares issued upon conversion from other share class(es)	19,628	247,055
Shares purchased upon conversion into other share class(es)	(39,260)	(521,832)
Net increase (decrease) in shares outstanding	282,592	$3,297,771

Class C
Six months ended August 31, 2025:
Shares sold	2,017	$20,956
Shares purchased	(18,504)	(187,810)
Net increase (decrease) in shares outstanding before conversion	(16,487)	(166,854)
Shares purchased upon conversion into other share class(es)	(4,573)	(47,490)
Net increase (decrease) in shares outstanding	(21,060)	$(214,344)

Year ended February 28, 2025:
Shares sold	14,401	$165,923
Shares issued in reinvestment of dividends and distributions	33,585	350,623
Shares purchased	(51,679)	(584,289)
Net increase (decrease) in shares outstanding before conversion	(3,693)	(67,743)
Shares purchased upon conversion into other share class(es)	(22,964)	(252,927)
Net increase (decrease) in shares outstanding	(26,657)	$(320,670)

Quant Solutions Large-Cap Value (cont’d.):

Share Class	Shares	Amount

Class R

Six months ended August 31, 2025:
Shares sold	335,334	$4,276,776
Shares purchased	(1,313,527)	(16,296,423)
Net increase (decrease) in shares outstanding	(978,193)	$(12,019,647)

Year ended February 28, 2025:
Shares sold	351,833	$4,692,559
Shares issued in reinvestment of dividends and distributions	1,993,499	25,098,158
Shares purchased	(2,322,726)	(31,776,451)
Net increase (decrease) in shares outstanding	22,606	$(1,985,734)

Class Z
Six months ended August 31, 2025:
Shares sold	105,290	$1,325,349
Shares purchased	(298,105)	(3,776,593)
Net increase (decrease) in shares outstanding before conversion	(192,815)	(2,451,244)
Shares issued upon conversion from other share class(es)	1,492	19,197
Shares purchased upon conversion into other share class(es)	(1,762)	(20,457)
Net increase (decrease) in shares outstanding	(193,085)	$(2,452,504)

Year ended February 28, 2025:
Shares sold	57,477	$786,042
Shares issued in reinvestment of dividends and distributions	504,756	6,359,921
Shares purchased	(513,337)	(6,909,962)
Net increase (decrease) in shares outstanding before conversion	48,896	236,001
Shares issued upon conversion from other share class(es)	32,080	442,779
Shares purchased upon conversion into other share class(es)	(14,982)	(211,274)
Net increase (decrease) in shares outstanding	65,994	$467,506

Class R6
Six months ended August 31, 2025:
Shares sold	2,383	$28,751
Shares purchased	(57,684)	(704,780)
Net increase (decrease) in shares outstanding before conversion	(55,301)	(676,029)
Shares issued upon conversion from other share class(es)	1,025	12,599
Net increase (decrease) in shares outstanding	(54,276)	$(663,430)

Year ended February 28, 2025:
Shares sold	688,796	$9,409,799
Shares issued in reinvestment of dividends and distributions	34,380	432,495
Shares purchased	(4,759,144)	(66,535,905)
Net increase (decrease) in shares outstanding before conversion	(4,035,968)	(56,693,611)
Shares issued upon conversion from other share class(es)	21,399	301,339
Shares purchased upon conversion into other share class(es)	(366)	(5,140)
Net increase (decrease) in shares outstanding	(4,014,935)	$(56,397,412)

8.  Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/27/2024 – 9/25/2025
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Notes to Financial Statements (unaudited) (continued)

SCA
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Subsequent to the reporting period end, the SCA has been renewed and effective September 26, 2025 will provide a commitment of $1,200,000,000 through September 24, 2026. The commitment fee allocated to the Participating Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds indicated below utilized the SCA during the reporting period ended August 31, 2025. The average balance outstanding is for the number of days the Funds utilized the SCA.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at August 31, 2025
Jennison Focused Growth	$727,056	5.45%	18	$2,994,000	$—
Quant Solutions Large-Cap Value	413,059	5.43	17	3,043,000	—

9. Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Jennison Focused Growth	Quant Solutions Large-Cap Value
Convertible Securities	X	–
Economic and Market Events	X	X
Equity and Equity-Related Securities	X	X
Foreign Securities	X	–
Growth Style	X	–
Increase in Expenses	X	X
Initial Public Offerings	X	–
Large Capitalization Company	X	X
Large Shareholder and Large Scale Redemption	X	X
Management	X	X
Market Disruption and Geopolitical	X	X
Market	X	X
Model Design	–	X
Model Implementation	–	X
Non-Diversified Investment Company	X	–
Preferred Securities	X	–
Sector Exposure	X	X
Value Style	–	X

Convertible Securities Risk: The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for a period of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Initial Public Offerings (“IPOs”) Risk: The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund’s performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which

Notes to Financial Statements (unaudited) (continued)

could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Preferred Securities Risk: Preferred securities can experience sharp declines in value over short or extended periods of time, regardless of the success or failure of a company’s operations. A redemption by the issuer may negatively impact the return of the security held by the Fund. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred securities may be less attractive and the price of preferred securities may decline. Preferred security usually does not require the issuer to pay dividends and may permit the issuer to defer dividend payments. Deferred dividend payments could have adverse tax consequences for the Fund and may cause the preferred security to lose substantial value. Preferred securities also may have substantially lower trading volumes and less market depth than many other securities, such as common stock or U.S. Government securities.

Sector Exposure Risk: At times, the Fund may have a significant portion of its assets invested in the same economic sector. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

10.  Recent Accounting Pronouncement and Regulatory Developments

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – “Improvements to Income Taxes Disclosures”, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management is currently evaluating the impact and does not expect ASU to have a material impact on the financial statements.

11.  Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of August 31, 2025.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Jennison Focused Growth Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Jennison Focused Growth Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”), the Fund’s sub-management agreement with PGIM, Inc. (“PGIM”), and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 2 and 11-12, 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026 after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and Jennison. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, between PGIM Investments and PGIM, which serves as the Fund’s sub-manager pursuant to the terms of a sub-management agreement, and between PGIM and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM and Jennison. The Board noted that Jennison and PGIM are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the sub-manager and the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the

[1]	PGIM Jennison Focused Growth Fund is a series of Prudential Investment Portfolios 3.

PGIM Jennison Focused Growth Fund

Approval of Advisory Agreements (continued)

Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the sub-manager and the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the sub-manager and the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the sub-management services provided by PGIM and the investment subadvisory services provided by Jennison, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the sub-management agreement and the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ PGIM’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM and Jennison.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the sub-management services provided by PGIM, and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM and Jennison under the management, sub-management and subadvisory agreements, respectively.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM and Jennison

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments or PGIM included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments and PGIM), benefits to

Visit our website at pgim.com/investments

their reputations as well as other intangible benefits resulting from PGIM Investments’ and PGIM’s association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIM and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2024. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	4th Quartile	2nd Quartile	1st Quartile

Actual Management Fees: 3rd Quartile

Net Total Expenses: 3rd Quartile

•	The Board noted that, while the Fund underperformed its benchmark index over all periods, it had strong performance against peers.

•	The Board noted that the Fund outperformed its peer universe median, with second quartile performance, over the one-year period.

•	The Board considered that PGIM Investments is encouraged by the Fund’s strong returns over the long term as demonstrated by its five- and ten-year performance versus its peers.

•

The Board and PGIM Investments agreed to retain the existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.05% for Class A shares, 1.78% for Class C shares, 0.75% for Class Z shares, and 0.67% for Class R6 shares through June 30, 2026.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Jennison Focused Growth Fund

Approval of Advisory Agreements

PGIM Quant Solutions Large-Cap Value Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Quant Solutions Large-Cap Value Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 2 and 11-12, 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026 after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM Quantitative Solutions. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM Quantitative Solutions, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Quantitative Solutions. The Board noted that PGIM Quantitative Solutions is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is

[1]	PGIM Quant Solutions Large-Cap Value Fund is a series of Prudential Investment Portfolios 3.

Visit our website at pgim.com/investments

responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Quantitative Solutions, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Quantitative Solutions, and also considered the qualifications, backgrounds and responsibilities of the PGIM Quantitative Solutions’ portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Quantitative Solutions’ organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments and PGIM Quantitative Solutions. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments and PGIM Quantitative Solutions.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Quantitative Solutions, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Quantitative Solutions under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Quantitative Solutions

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Quantitative Solutions and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Quantitative Solutions included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to

PGIM Quant Solutions Large-Cap Value Fund

Approval of Advisory Agreements (continued)

additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Quantitative Solutions were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2024. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to evaluate performance, and the Peer Group, which was used to evaluate fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	4th Quartile

Actual Management Fees: 3rd Quartile

Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund underperformed its benchmark index over all periods.

•

The Board considered PGIM Investments’ assertion that effective year-end 2024, the portfolio management team implemented enhancements to the Fund’s value equity stock selection model that PGIM Investments expects will improve performance.

•	The Board also considered the Fund’s improving performance, noting that the Fund outperformed its benchmark index for the fourth quarter of 2024.

•

The Board requested and PGIM Investments agreed to a contractual cap on Fund expenses that (exclusive of certain fees and expenses) caps total annual operating expenses at 1.11% of average daily net assets for Class A shares, 2.13% of average daily net assets for Class C shares, 1.32% of average daily net assets for Class R shares, and 0.79% of average daily net assets for Class Z shares and Class R6 shares through June 30, 2026.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Visit our website at pgim.com/investments

PRUDENTIAL INVESTMENT PORTFOLIOS 3

PGIM Strategic Bond Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

AUGUST 31, 2025

Table of Contents	Financial Statements and Other Information	August 31, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Strategic Bond Fund	1
Notes to Financial Statements	48

Other Information - Form N-CSR Items 8-11

Schedule of Investments (unaudited)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 101.0%

ASSET-BACKED SECURITIES 13.3%

Automobiles 0.3%
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class E, 144A	7.917%	05/17/32		565	$578,449
Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 144A	6.971	07/29/32		374	374,754
Ford Credit Auto Owner Trust, Series 2023-02, Class D, 144A	6.600	02/15/36		1,200	1,250,615
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class E, 144A	3.280	03/15/27		1,000	993,292

					3,197,110

Collateralized Loan Obligations 11.0%
Bilbao CLO DAC (Ireland), Series 04A, Class B, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)	4.226(c)	04/15/36	EUR	5,900	6,936,193
BlueMountain CLO Ltd. (Cayman Islands), Series 2019-25A, Class BRR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.168(c)	01/15/38		6,000	6,006,485
Carlyle Euro CLO DAC (Ireland),
Series 2019-01A, Class A2RA, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.625(c)	03/15/32	EUR	8,250	9,675,979
Series 2021-02A, Class A2B, 144A	2.100	10/15/35	EUR	9,100	10,047,185
Elevation CLO Ltd. (Cayman Islands), Series 2021-14A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	6.025(c)	01/20/38		5,750	5,775,029
Fidelity Grand Harbour CLO DAC (Ireland), Series 2021-01A, Class B1, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	3.776(c)	10/15/34	EUR	9,000	10,565,504
HPC Investment Partners CLO, Series 2013-02RR, Class A2, 144A, 3 Month SOFR + 1.887% (Cap N/A, Floor 0.000%)	6.212(c)	10/20/29		299	298,723
Madison Park Euro Funding DAC (Ireland), Series 14A, Class B1R, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.726(c)	07/15/32	EUR	8,050	9,426,761
Madison Park Funding Ltd. (Cayman Islands), Series 2018-29A, Class BR2, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.929(c)	03/25/38		4,000	4,009,527
Menlo CLO Ltd. (Cayman Islands), Series 2024-01A, Class C, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	6.575(c)	01/20/38		5,150	5,179,323
Nassau Euro CLO DAC (Ireland), Series 02A, Class BR, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	3.839(c)	04/25/39	EUR	5,500	6,430,030
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2019-02A, Class A2R, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)	6.279(c)	10/15/34		15,000	15,012,903
Regatta Funding Ltd. (Cayman Islands), Series 2019-01A, Class BRR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.118(c)	10/15/37		5,500	5,515,739
St. Pauls CLO (Netherlands), Series 11A, Class C2R, 144A	2.500	01/17/32	EUR	8,500	9,349,424
St. Paul’s CLO DAC (Ireland), Series 04A, Class AR2B, 144A	1.870	04/25/30	EUR	9,200	10,407,362
Tikehau CLO DAC (Ireland), Series 09A, Class B1R, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)	4.024(c)	01/20/37	EUR	9,500	11,129,799

					125,765,966

Consumer Loans 0.8%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1E, 144A	9.170	02/15/29		900	908,500
Series 2024-X02, Class D, 144A	6.080	12/17/29		1,700	1,715,016
Affirm Master Trust, Series 2025-01A, Class D, 144A	5.620	02/15/33		2,500	2,510,517
Island Finance Trust, Series 2025-01A, Class A, 144A	6.540	03/19/35		1,000	1,019,023
OneMain Financial Issuance Trust, Series 2023-02A, Class D, 144A	7.520	09/15/36		2,600	2,686,995

					8,840,051

See Notes to Financial Statements.

PGIM Strategic Bond Fund  1

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Equipment 0.2%
MetroNet Infrastructure Issuer LLC, Series 2025-02A, Class C, 144A	7.830%	08/20/55		2,000	$2,028,811

Home Equity Loans 0.2%
Towd Point Mortgage Trust, Series 2025-CES01, Class M2B, 144A	6.872(cc)	02/25/55		2,200	2,250,716

Other 0.5%
GoodLeap Sustainable Home Solutions Trust,
Series 2023-03C, Class A, 144A	6.500	07/20/55		409	399,180
Series 2024-01GS, Class A, 144A	6.250	06/20/57		807	791,667
Invitation Homes Trust, Series 2024-SFR01, Class C, 144A	4.250	09/17/41		1,800	1,751,331
PMT Issuer Trust - FMSR, Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	7.069(c)	12/25/27		2,000	2,013,237
Sierra Timeshare Receivables Funding LLC, Series 2023-02A, Class D, 144A	9.720	04/20/40		548	576,799
Sunrun Bacchus Issuer LLC, Series 2025-01A, Class A1, 144A	5.990	04/30/60		956	962,763

					6,494,977

Residential Mortgage-Backed Securities 0.3%
LSF11 Boson Investments Sarl Compartment 2 (Spain), Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.049(c)	11/25/60	EUR	69	78,261
PRET LLC,
Series 2025-NPL02, Class A1, 144A	5.835(cc)	03/25/55		1,907	1,921,452
Series 2025-NPL07, Class A1, 144A	5.657(cc)	07/25/55		1,478	1,480,551
TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	5.163(c)	03/15/26	EUR	198	172,473

					3,652,737

Student Loan 0.0%
Laurel Road Prime Student Loan Trust, Series 2019-A, Class R, 144A	0.000	10/25/48		390	146,310

TOTAL ASSET-BACKED SECURITIES (cost $151,306,423)					152,376,678

COMMERCIAL MORTGAGE-BACKED SECURITIES 6.5%
20 Times Square Trust,
Series 2018-20TS, Class F, 144A(x)	3.203(cc)	05/15/35		4,900	4,385,500
Series 2018-20TS, Class G, 144A(x)	3.203(cc)	05/15/35		5,000	4,325,000
Series 2018-20TS, Class H, 144A(x)	3.203(cc)	05/15/35		100	84,000
ARES Trust,
Series 2025-IND03, Class C, 144A, 1 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	6.463(c)	04/15/42		1,130	1,130,000
Series 2025-IND03, Class D, 144A, 1 Month SOFR + 2.550% (Cap N/A, Floor 2.550%)	6.913(c)	04/15/42		1,060	1,060,963
BANK5,
Series 2023-05YR03, Class XD, IO, 144A	3.559(cc)	09/15/56		11,949	1,034,602
Series 2023-05YR04, Class XD, IO, 144A	3.858(cc)	12/15/56		10,349	983,125
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class E, 144A	3.729(cc)	08/14/36		250	228,368
Series 2018-CHRS, Class D, 144A	4.409(cc)	08/05/38		250	218,256
Series 2019-C04, Class XB, IO	1.254(cc)	08/15/52		43,170	1,683,354
Benchmark Mortgage Trust,
Series 2024-V05, Class XD, IO, 144A	3.205(cc)	01/10/57		13,473	1,172,127
BFLD Mortgage Trust,
Series 2024-VICT, Class B, 144A, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.589%)	6.952(c)	07/15/41		1,700	1,695,753
Series 2024-WRHS, Class E, 144A, 1 Month SOFR + 3.689% (Cap N/A, Floor 3.689%)	8.052(c)	08/15/26		1,205	1,202,083

See Notes to Financial Statements.

2

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
BLP Commercial Mortgage Trust, Series 2025-IND, Class D, 144A, 1 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	6.613%(c)	03/15/42	1,740	$1,731,305
BMO Mortgage Trust, Series 2024-05C04, Class XD, IO, 144A	3.003(cc)	05/15/57	16,130	1,328,447
BPR Commercial Mortgage Trust, Series 2024-PARK, Class C, 144A	6.389(cc)	11/05/39	2,240	2,283,937
BPR Trust, Series 2023-BRK02, Class C, 144A	8.630(cc)	10/05/38	3,800	3,979,629
BX Commercial Mortgage Trust,
Series 2025-BCAT, Class A, 144A, 1 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.730(c)	08/15/42	2,350	2,352,203
Series 2025-SPOT, Class E, 144A, 1 Month SOFR + 3.690% (Cap N/A, Floor 3.690%)	8.053(c)	04/15/40	1,098	1,097,478
BX Trust,
Series 2025-DIME, Class E, 144A, 1 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.363(c)	02/15/35	2,110	2,110,000
Series 2025-ROIC, Class D, 144A, 1 Month SOFR + 1.993% (Cap N/A, Floor 1.993%)	6.356(c)	03/15/30	1,873	1,860,992
Series 2025-TAIL, Class E, 144A, 1 Month SOFR + 3.300% (Cap N/A, Floor 3.300%)	7.663(c)	06/15/35	1,040	1,036,979
Commercial Mortgage Trust,
Series 2024-277P, Class A, 144A	6.338	08/10/44	600	634,061
Series 2024-277P, Class X, IO, 144A	0.894(cc)	08/10/44	1,900	49,350
DBWF Mortgage Trust, Series 2016-85T, Class D, 144A	3.935(cc)	12/10/36	250	234,557
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO	1.469(cc)	03/25/26	959	4,748
Series K066, Class X1, IO	0.866(cc)	06/25/27	6,854	68,995
Series K103, Class X1, IO	0.752(cc)	11/25/29	146,453	3,371,923
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class F, 144A, 1 Month SOFR + 4.664% (Cap N/A, Floor 4.550%)	9.028(c)	10/15/36	3,090	3,040,862
Series 2025-800D, Class A, 144A, 1 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	7.010(c)	11/25/41	2,155	2,158,954
Hudson Yards Mortgage Trust,
Series 2025-SPRL, Class D, 144A	6.551(cc)	01/13/40	1,895	1,974,726
Series 2025-SPRL, Class E, 144A	6.901(cc)	01/13/40	970	1,007,069
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class D, 144A	4.767(cc)	07/05/31	2,300	1,001,328
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)	7.078(c)	04/15/38	2,188	2,190,051
NYC Commercial Mortgage Trust, Series 2025-03BP, Class E, 144A, 1 Month SOFR + 3.540% (Cap N/A, Floor 3.540%)	7.903(c)	02/15/42	2,110	2,096,603
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	5.977(c)	03/15/36	772	733,020
Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.750%)	6.227(c)	03/15/36	400	370,803
ROCK Trust, Series 2024-CNTR, Class E, 144A	8.819	11/13/41	1,895	2,001,320
SCG Commercial Mortgage Trust, Series 2025-DLFN, Class D, 144A, 1 Month SOFR + 2.150% (Cap N/A, Floor 2.150%)	6.513(c)	03/15/35	1,355	1,348,229
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)	8.978(c)	05/15/31	11,200	11,229,983
Series 2024-GRP, Class B, 144A, 1 Month SOFR + 2.291% (Cap N/A, Floor 2.291%)	6.654(c)	10/15/41	700	702,492
Series 2024-GRP, Class C, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	7.303(c)	10/15/41	1,100	1,101,696
Series 2025-B33RP, Class A, 144A, 1 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.700(c)	08/15/42	1,750	1,749,994

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $76,610,116)				74,054,865

CORPORATE BONDS 34.8%

Aerospace & Defense 0.7%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.700	02/01/27	1,035	1,011,648
Sr. Unsec’d. Notes	3.950	08/01/59	1,500	1,034,236
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	2,750	2,755,280
Sr. Unsec’d. Notes, 144A	6.750	06/15/33	595	617,967
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	689	690,723

See Notes to Financial Statements.

PGIM Strategic Bond Fund  3

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes, 144A	7.000%	07/28/30		1,865	$2,007,649

					8,117,503

Agriculture 0.0%
Altria Group, Inc.,
Gtd. Notes	3.400	05/06/30		100	95,817

Airlines 0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A(a)	5.750	04/20/29		1,925	1,929,812
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes	3.750	10/28/29		1,720	1,668,367
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27		695	702,941
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates	2.700	11/01/33		348	315,744
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26		850	847,386
Sr. Sec’d. Notes, 144A	4.625	04/15/29		400	394,026

					5,858,276

Apparel 0.0%
Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125	11/15/29		600	565,156

Auto Manufacturers 0.6%
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32		875	749,750
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26		1,175	1,151,475
Sr. Unsec’d. Notes	2.900	02/16/28		550	521,370
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	3.600	06/21/30		1,365	1,296,159
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A	6.375	07/17/33	EUR	2,500	3,045,162

					6,763,916

Auto Parts & Equipment 0.6%
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.500	04/01/27		950	952,573
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A	6.750	02/15/30		50	51,748
Dana, Inc.,
Sr. Unsec’d. Notes	5.375	11/15/27		3,015	3,014,786
Phinia, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/15/29		200	206,721
Qnity Electronics, Inc.,
Sr. Sec’d. Notes, 144A	5.750	08/15/32		135	137,264
Sr. Unsec’d. Notes, 144A	6.250	08/15/33		80	82,696
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28		1,975	1,975,497

					6,421,285

Banks 6.3%
Banco de Credito del Peru SA (Peru),
Sub. Notes, 144A, MTN	3.250(ff)	09/30/31		1,315	1,286,727

See Notes to Financial Statements.

4

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Bangkok Bank PCL (Thailand),
Sub. Notes, 144A	3.466%(ff)	09/23/36	1,185	$1,076,158
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	1,605	1,455,787
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	2,935	2,709,493
Sr. Unsec’d. Notes, MTN	2.884(ff)	10/22/30	1,200	1,134,709
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	1,000	959,991
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.894(ff)	11/24/32	1,270	1,134,927
Sr. Unsec’d. Notes	5.367(ff)	02/25/31	2,865	2,955,316
Sr. Unsec’d. Notes	7.437(ff)	11/02/33	1,375	1,570,826
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A, MTN	3.052(ff)	01/13/31	2,020	1,893,679
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	5.750	05/05/26	400	403,044
Citigroup, Inc.,
Jr. Sub. Notes, Series W	4.000(ff)	12/10/25(oo)	605	600,488
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	8,950	8,459,222
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	150	160,311
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	1,415	1,384,119
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	265	262,259
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	1,040	1,040,154
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A	4.198(ff)	06/01/32	700	654,214
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series KK	3.650(ff)	06/01/26(oo)	18,000	17,776,375
Mizrahi Tefahot Bank Ltd. (Israel),
Sub. Notes, 144A	3.077(ff)	04/07/31	2,545	2,502,753
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	3,780	3,741,208
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	5,500	5,524,091
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	3,820	3,442,566
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A	2.889(ff)	06/09/32	745	662,018
Sr. Non-Preferred Notes, 144A	3.337(ff)	01/21/33	2,580	2,322,852
Truist Financial Corp.,
Jr. Sub. Notes, Series N	6.669(ff)	03/01/26(oo)	710	710,683
U.S. Bancorp,
Jr. Sub. Notes	3.700(ff)	01/15/27(oo)	3,660	3,530,597
VTB Bank OJSC Via VTB Capital SA (Russia),
Sub. Notes	6.950	10/17/22(d)	2,240	112,000
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.068(ff)	04/30/41	3,150	2,397,659

				71,864,226

Building Materials 0.4%
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A	6.125	01/15/29	150	115,610
Griffon Corp.,
Gtd. Notes	5.750	03/01/28	515	513,989
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.875	12/15/27	450	442,706
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	395	407,334
Sr. Unsec’d. Notes, 144A	6.750	03/01/33	85	88,058

See Notes to Financial Statements.

PGIM Strategic Bond Fund  5

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Building Materials (cont’d.)
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000%	11/01/28		1,565	$1,569,045
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	07/15/30		1,200	1,150,273

					4,287,015

Chemicals 0.6%
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	09/01/31		575	511,825
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A	4.500	01/10/28		212	163,812
Gtd. Notes, 144A	4.500	01/31/30		262	183,728
Gtd. Notes, 144A	8.500	01/12/31		4,925	3,743,000
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A	3.750	06/23/31		200	183,056
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A	6.800	05/13/30		1,560	1,595,880
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26		730	723,386

					7,104,687

Commercial Services 0.8%
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28		728	725,049
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.000	06/01/29		2,025	2,002,653
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28		680	663,082
Sr. Sec’d. Notes, 144A	4.625	06/01/28		420	410,252
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	9.000	06/01/29		365	347,215
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.625	10/01/27		1,000	983,961
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A	7.500	01/15/31		200	212,128
DCLI Bidco LLC,
Second Mortgage, 144A	7.750	11/15/29		960	983,140
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes	4.250	09/25/30	GBP	500	655,526
Herc Holdings, Inc.,
Gtd. Notes, 144A	7.250	06/15/33		120	125,844
Sr. Unsec’d. Notes, 144A	7.000	06/15/30		285	296,604
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		2,050	1,889,588

					9,295,042

Computers 0.1%
CA Magnum Holdings (India),
Sr. Sec’d. Notes, 144A	5.375	10/31/26		535	531,656
Gartner, Inc.,
Gtd. Notes, 144A	4.500	07/01/28		350	346,251
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29		656	711,392

					1,589,299

See Notes to Financial Statements.

6

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Diversified Financial Services 2.8%
Blackstone Private Credit Fund,
Sr. Sec’d. Notes^	5.610%	05/03/27		1,250	$1,249,026
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	8.375	04/01/32		220	227,231
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%^(x)	7.230(c)	05/31/26(d)		6,293	5,601,043
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	4.150	01/23/30		350	345,558
Jerrold Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	7.500	06/15/31	GBP	2,075	2,872,064
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30		150	151,678
Gtd. Notes, 144A	5.500	08/15/28		1,590	1,588,025
Gtd. Notes, 144A	6.000	01/15/27		800	800,776
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		1,800	1,725,418
Gtd. Notes	4.000	09/15/30		750	693,527
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29		1,800	1,735,293
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, EMTN	5.250	08/10/28		800	818,056
Sherwood Financing PLC (United Kingdom),
Sr. Sec’d. Notes, 3 Month EURIBOR + 5.500%	7.475(c)	12/15/29	EUR	2,475	2,884,572
Sr. Sec’d. Notes, 144A	6.000	11/15/26	GBP	3,250	4,354,264
Stifel Financial Corp.,
Sr. Unsec’d. Notes(a)	4.000	05/15/30		6,525	6,384,119
United Wholesale Mortgage LLC,
Sr. Unsec’d. Notes, 144A	5.500	11/15/25		400	399,500

					31,830,150

Electric 3.4%
Aydem Yenilenebilir Enerji A/S (Turkey),
Sr. Sec’d. Notes	7.750	02/02/27		1,208	1,192,671
Sr. Sec’d. Notes, 144A	7.750	02/02/27		1,516	1,496,762
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28		670	663,832
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		2,775	2,743,150
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		1,175	1,165,433
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		4,000	3,995,720
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes	3.375	09/15/29		295	276,076
CMS Energy Corp.,
Jr. Sub. Notes	4.750(ff)	06/01/50		1,550	1,498,360
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		2,485	2,537,806
Sr. Unsec’d. Notes, 144A, MTN	8.450	08/10/28		306	324,837
Sr. Unsec’d. Notes, MTN	8.450	08/10/28		2,504	2,658,146
Light S/A (Brazil),
Unsec’d. Notes	23.382(s)	08/31/27		326	48,859
Light Servicos de Eletricidade SA (Brazil),
Sec’d. Notes, PIK 2.260%	2.260	12/19/37		319	80,808
Sr. Sec’d. Notes	4.210	12/19/32		760	425,215
Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes	5.125	05/07/29		864	853,401
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		225	225,641
Gtd. Notes, 144A	3.375	02/15/29		200	189,668
Gtd. Notes, 144A	3.625	02/15/31		3,525	3,251,402
Gtd. Notes, 144A	3.875	02/15/32		1,475	1,357,351

See Notes to Financial Statements.

PGIM Strategic Bond Fund  7

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
NRG Energy, Inc., (cont’d.)
Gtd. Notes, 144A	5.250%	06/15/29		1,275	$1,270,697
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		225	247,948
Pacific Gas & Electric Co.,
Sr. Sec’d. Notes	3.250	06/01/31		1,650	1,513,102
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	1,106	1,157,240
PG&E Corp.,
Jr. Sub. Notes	7.375(ff)	03/15/55		350	347,214
Puget Energy, Inc.,
Sr. Sec’d. Notes	4.100	06/15/30		4,130	4,023,693
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		875	887,015
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		3,125	3,198,005
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29		225	220,048
Gtd. Notes, 144A	5.000	07/31/27		405	404,111

					38,254,211

Electrical Components & Equipment 0.1%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29		205	211,292
Gtd. Notes, 144A	6.625	03/15/32		160	166,386
Gtd. Notes, 144A	7.250	06/15/28		975	989,610

					1,367,288

Electronics 0.1%
Sensata Technologies, Inc.,
Gtd. Notes, 144A(a)	3.750	02/15/31		665	611,325

Engineering & Construction 0.8%
AECOM,
Gtd. Notes, 144A	6.000	08/01/33		95	96,762
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28		2,330	2,275,152
Sr. Sec’d. Notes, 144A	5.500	10/31/46		938	796,718
Sr. Sec’d. Notes, 144A	5.500	07/31/47		6,142	5,191,065
TopBuild Corp.,
Gtd. Notes, 144A	4.125	02/15/32		875	816,177

					9,175,874

Entertainment 0.9%
Brightstar Lottery PLC,
Sr. Sec’d. Notes, 144A	6.250	01/15/27		325	327,860
Caesars Entertainment, Inc.,
Gtd. Notes, 144A(a)	4.625	10/15/29		2,375	2,265,970
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A	6.375	05/01/26		2,175	2,174,730
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29		350	340,314
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	4.875	05/01/29		1,275	1,233,414
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	01/15/27		3,125	3,123,565
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A	5.875	09/01/31		1,025	609,121

					10,074,974

See Notes to Financial Statements.

8

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Environmental Control 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A	6.750%	01/15/31		210	$218,662

Foods 0.8%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	4.625	01/15/27		1,775	1,765,192
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		1,275	1,219,238
Sr. Sec’d. Notes, 144A(a)	8.000	09/15/28		575	565,560
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes	8.000	07/01/31	EUR	735	866,326
Sr. Sec’d. Notes	8.125	05/14/30	GBP	797	1,027,403
Sr. Sec’d. Notes, 144A	8.000	07/01/31	EUR	275	326,020
Ingles Markets, Inc.,
Sr. Unsec’d. Notes, 144A	4.000	06/15/31		150	140,626
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		450	431,602
Gtd. Notes, 144A	4.375	01/31/32		725	681,830
Pilgrim’s Pride Corp.,
Gtd. Notes	4.250	04/15/31		2,000	1,928,124

					8,951,921

Forest Products & Paper 0.1%
LD Celulose International GmbH (Brazil),
Sr. Sec’d. Notes, 144A	7.950	01/26/32		1,615	1,699,787

Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27		295	294,336
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	7.500	05/01/33		146	160,218
Sr. Sec’d. Notes, 144A	7.750	05/01/35		242	269,520

					724,074

Healthcare-Products 0.1%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		975	936,845

Healthcare-Services 0.8%
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		100	91,221
Gtd. Notes, 144A	4.625	06/01/30		2,500	2,406,716
HCA, Inc.,
Gtd. Notes	5.875	02/15/26		200	200,185
Gtd. Notes	7.500	11/06/33		2,000	2,286,167
Gtd. Notes, MTN	7.750	07/15/36		1,500	1,732,016
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29		325	316,521
Sr. Sec’d. Notes	4.375	01/15/30		875	849,120
Sr. Sec’d. Notes	4.625	06/15/28		825	815,804

					8,697,750

Holding Companies-Diversified 0.3%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A	9.500	10/15/31		2,881	3,067,997

See Notes to Financial Statements.

PGIM Strategic Bond Fund  9

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Home Builders 1.5%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625%	08/01/29		675	$649,846
Sr. Unsec’d. Notes, 144A	4.625	04/01/30		825	779,741
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		125	124,731
Gtd. Notes(a)	7.250	10/15/29		3,233	3,269,988
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30		1,325	1,216,641
Gtd. Notes, 144A	6.250	09/15/27		275	274,048
Sr. Unsec’d. Notes, 144A	5.000	06/15/29		1,200	1,125,336
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A	9.750	05/01/29		550	564,503
KB Home,
Gtd. Notes	4.000	06/15/31		615	573,795
Gtd. Notes	6.875	06/15/27		941	963,063
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28		800	791,840
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30		3,575	3,439,043
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28		1,925	1,900,518
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27		400	403,326
Sr. Unsec’d. Notes, 144A	5.125	08/01/30		530	528,542

					16,604,961

Home Furnishings 0.0%
Whirlpool Corp.,
Sr. Unsec’d. Notes	6.125	06/15/30		90	91,147

Household Products/Wares 0.1%
ACCO Brands Corp.,
Gtd. Notes, 144A	4.250	03/15/29		1,475	1,324,177

Housewares 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes(a)	6.375	05/15/30		145	143,143
Sr. Unsec’d. Notes(a)	6.625	05/15/32		75	73,438

					216,581

Insurance 0.0%
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.900	09/15/44		75	67,417

Internet 0.1%
Gen Digital, Inc.,
Gtd. Notes, 144A	6.250	04/01/33		266	273,605
United Group BV (Slovenia),
Sr. Sec’d. Notes	4.000	11/15/27	EUR	318	369,713
Sr. Sec’d. Notes	4.625	08/15/28	EUR	500	580,680

					1,223,998

Iron/Steel 0.3%
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29		975	977,249
Champion Iron Canada, Inc. (Canada),
Gtd. Notes, 144A	7.875	07/15/32		775	806,372

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Iron/Steel (cont’d.)
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.875%	11/01/29	245	$248,676
Gtd. Notes, 144A	7.375	05/01/33	160	159,558
Gtd. Notes, 144A	7.500	09/15/31	400	405,657
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	450	469,445

				3,066,957

Leisure Time 0.4%
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/15/30	150	153,281
Sr. Sec’d. Notes, 144A	4.000	08/01/28	100	98,059
Sr. Unsec’d. Notes, 144A	5.750	08/01/32	1,570	1,595,905
NCL Corp. Ltd.,
Gtd. Notes, 144A(a)	5.875	03/15/26	56	56,028
Sr. Sec’d. Notes, 144A	5.875	02/15/27	500	499,230
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	1,100	1,117,875
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	25	25,445
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	300	299,559
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A	5.625	02/15/29	1,075	1,073,936

				4,919,318

Lodging 0.6%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes	4.250	01/24/27	1,020	1,012,636
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes	3.900	08/08/29	255	246,014
MGM China Holdings Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	4.750	02/01/27	2,160	2,141,100
MGM Resorts International,
Gtd. Notes	4.750	10/15/28	1,500	1,491,124
Gtd. Notes	5.500	04/15/27	250	251,571
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.500	01/15/26	1,400	1,398,600

				6,541,045

Machinery-Diversified 0.1%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A	7.500	01/01/30	125	130,883
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500	09/01/28	900	953,922

				1,084,805

Media 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	1,350	1,339,157
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	6.484	10/23/45	50	48,606
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	1,080	691,049
Gtd. Notes, 144A	4.125	12/01/30	200	131,616
Gtd. Notes, 144A	5.375	02/01/28	225	207,337
Gtd. Notes, 144A	5.500	04/15/27	400	384,981
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	475	208,468

See Notes to Financial Statements.

PGIM Strategic Bond Fund  11

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media (cont’d.)
CSC Holdings LLC, (cont’d.)
Sr. Unsec’d. Notes, 144A	5.750%	01/15/30		4,000	$1,876,774
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		225	185,522
Gtd. Notes	7.375	07/01/28		500	452,545
Gtd. Notes	7.750	07/01/26		4,570	4,443,210
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27		525	555,301
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	8.000	08/15/28		625	648,540
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.250	01/15/30	GBP	2,600	3,234,275
Sr. Sec’d. Notes	5.250	05/15/29	GBP	500	654,995

					15,062,376

Mining 1.0%
AngloGold Ashanti Holdings PLC (Australia),
Gtd. Notes	3.375	11/01/28		1,405	1,353,198
Capstone Copper Corp. (Canada),
Gtd. Notes, 144A	6.750	03/31/33		155	159,233
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	7.250	02/15/34		645	649,031
Sec’d. Notes, 144A	9.375	03/01/29		210	222,579
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN	5.315	04/14/32		820	833,325
Hecla Mining Co.,
Gtd. Notes	7.250	02/15/28		277	280,511
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26		900	893,547
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT (Indonesia),
Sr. Unsec’d. Notes	6.530	11/15/28		1,710	1,827,563
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.875	04/01/32		105	109,419
Novelis Corp.,
Gtd. Notes, 144A	6.375	08/15/33		850	858,353
Yamana Gold, Inc. (Canada),
Gtd. Notes	2.630	08/15/31		5,000	4,436,461

					11,623,220

Oil & Gas 2.1%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	4.000	01/15/31		150	143,885
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes^	7.875	12/15/24(d)		2,950	3
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27		1,004	1,212,632
Sr. Unsec’d. Notes, 144A	6.625	10/15/32		280	285,091
BP Capital Markets PLC,
Gtd. Notes	4.375(ff)	09/01/25(oo)		638	638,000
Civitas Resources, Inc.,
Gtd. Notes, 144A	5.000	10/15/26		1,000	998,422
Gtd. Notes, 144A	8.375	07/01/28		125	129,760
Gtd. Notes, 144A	8.625	11/01/30		275	286,274
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.625	04/01/32		470	468,184
Gtd. Notes, 144A	8.375	01/15/34		575	583,803
Gtd. Notes, 144A	9.250	02/15/28		224	233,932
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	4.625	11/02/31		620	543,790

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Ecopetrol SA (Colombia), (cont’d.)
Sr. Unsec’d. Notes	6.875%	04/29/30		1,000	$1,016,250
Sr. Unsec’d. Notes	8.625	01/19/29		2,105	2,280,557
Expand Energy Corp.,
Gtd. Notes	4.750	02/01/32		575	560,008
Gtd. Notes, 144A	5.875	02/01/29		425	426,876
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		675	667,417
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		675	650,997
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		700	703,870
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29		950	956,688
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)	9.955(c)	09/30/29		45	43,925
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.058(c)	09/30/29		149	146,419
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.058(c)	09/30/29		178	175,702
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.058(c)	09/30/29		149	146,418
Permian Resources Operating LLC,
Gtd. Notes, 144A	8.000	04/15/27		650	661,864
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.625	01/16/34	GBP	730	971,991
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.350	02/12/28		144	141,097
Gtd. Notes	6.500	03/13/27		2,662	2,673,979
Gtd. Notes	6.500	01/23/29		100	100,455
Gtd. Notes	6.625	06/15/38		63	52,593
Gtd. Notes	6.700	02/16/32		1,137	1,090,326
Gtd. Notes	6.840	01/23/30		400	397,600
Gtd. Notes, EMTN	2.750	04/21/27	EUR	1,000	1,130,779
Gtd. Notes, EMTN	4.875	02/21/28	EUR	1,036	1,204,817
Gtd. Notes, MTN	8.750	06/02/29		130	137,625
Preem Holdings AB (Sweden),
Sr. Unsec’d. Notes	12.000	06/30/27	EUR	2,000	2,420,757
Transocean, Inc.,
Gtd. Notes, 144A	8.000	02/01/27		235	234,067

					24,516,853

Packaging & Containers 0.1%
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30		690	711,510
Sr. Sec’d. Notes, 144A	6.750	04/15/32		250	256,750
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A	6.125	02/01/28		100	101,342

					1,069,602

Pharmaceuticals 1.0%
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29		1,350	1,278,140
Gtd. Notes, 144A	6.125	08/01/28		300	298,997
Bausch Health Cos., Inc.,
Gtd. Notes, 144A(x)	5.000	01/30/28		650	561,438
Gtd. Notes, 144A(x)	5.000	02/15/29		800	611,464
Gtd. Notes, 144A(x)	5.250	01/30/30		1,175	847,810
Gtd. Notes, 144A(x)	5.250	02/15/31		4,025	2,715,869
Gtd. Notes, 144A(x)	6.250	02/15/29		75	58,642
Gtd. Notes, 144A(x)	7.000	01/15/28		1,225	1,102,488
Sr. Sec’d. Notes, 144A(x)	4.875	06/01/28		575	516,781

See Notes to Financial Statements.

PGIM Strategic Bond Fund  13

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes	5.125%	07/20/45	25	$21,983
Mylan, Inc.,
Gtd. Notes	5.400	11/29/43	3,000	2,536,705
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A(a)	5.125	04/30/31	525	450,238

				11,000,555

Pipelines 0.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	01/15/28	1,800	1,804,426
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	2,900	2,974,240
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	655	658,132
Sr. Unsec’d. Notes	5.300	04/15/47	5	4,408
Enterprise Products Operating LLC,
Gtd. Notes, Series D, 3 Month SOFR + 3.248%	7.433(c)	08/16/77	200	199,809
ONEOK, Inc.,
Gtd. Notes	4.950	07/13/47	25	21,227
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	225	227,062
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	1,250	1,247,496
Gtd. Notes, 144A	6.000	12/31/30	2,150	2,121,173
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	695	691,355
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.500	01/15/34	150	156,705
Sr. Sec’d. Notes, 144A	6.750	01/15/36	150	157,468
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.900	01/15/45	76	66,695

				10,330,196

Real Estate 0.6%
Agile Group Holdings Ltd. (China),
Sr. Sec’d. Notes	6.050	10/13/25(d)	2,085	116,760
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	4,000	3,829,674
Gtd. Notes, 144A	5.375	08/01/28	920	919,340
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29	1,950	1,906,577

				6,772,351

Real Estate Investment Trusts (REITs) 0.6%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	4.050	07/01/30	1,590	1,557,989
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	2,000	1,697,999
Sr. Unsec’d. Notes	4.750	02/15/28	1,425	1,346,275
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	500	352,793
Gtd. Notes	5.000	10/15/27	450	426,629
Sr. Sec’d. Notes, 144A	8.500	02/15/32	50	52,390
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	6.500	04/01/32	500	513,707
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26	345	343,465

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
VICI Properties LP/VICI Note Co., Inc., (cont’d.)
Gtd. Notes, 144A	4.500%	09/01/26		75	$74,821
Gtd. Notes, 144A	4.625	12/01/29		285	281,836

					6,647,904

Retail 1.5%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30		1,350	1,257,174
AutoNation, Inc.,
Sr. Unsec’d. Notes	4.750	06/01/30		1,880	1,887,054
Carvana Co.,
Sr. Sec’d. Notes, 144A	9.000	12/01/28		258	263,760
Sr. Sec’d. Notes, 144A	9.000	06/01/30		800	835,704
CD&R Firefly Bidco PLC (United Kingdom),
Sr. Sec’d. Notes	8.625	04/30/29	GBP	4,175	5,910,970
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A	3.375	01/15/32		2,855	2,522,221
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30		900	846,958
Sr. Sec’d. Notes, 144A	4.625	01/15/29		50	47,788
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29		825	772,680
Gtd. Notes, 144A	3.875	10/01/31		750	676,948
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A	3.875	06/01/29		550	526,833
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes(a)	6.750	03/01/32		250	259,635
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27		1,850	1,847,845

					17,655,570

Software 0.0%
CoreWeave, Inc.,
Gtd. Notes, 144A	9.000	02/01/31		290	287,113
Gtd. Notes, 144A	9.250	06/01/30		205	205,701

					492,814

Telecommunications 1.6%
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A	0.000	12/31/30		127	13
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30		84	—
Digicel International Finance Ltd./Difl US LLC (Jamaica),
Sr. Sec’d. Notes, 144A	8.625	08/01/32		1,120	1,144,827
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.875	06/15/29		75	70,188
Sr. Sec’d. Notes, 144A	6.875	06/30/33		400	404,120
Sr. Sec’d. Notes, 144A	7.000	03/31/34		815	820,303
Lorca Telecom Bondco SA (Spain),
Sr. Sec’d. Notes, 144A	5.750	04/30/29	EUR	1,275	1,551,780
Millicom International Cellular SA (Guatemala),
Sr. Unsec’d. Notes, 144A	4.500	04/27/31		720	669,964
SoftBank Group Corp. (Japan),
Sr. Unsec’d. Notes	5.750	07/08/32	EUR	400	484,853
Sprint Capital Corp.,
Gtd. Notes	8.750	03/15/32		3,000	3,638,844
TalkTalk Telecom Group Ltd. (United Kingdom),
Sec’d. Notes, 144A, Cash coupon N/A or PIK N/A	11.750	03/01/28	GBP	1,940	235,941

See Notes to Financial Statements.

PGIM Strategic Bond Fund  15

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Total Play Telecomunicaciones SA de CV (Mexico),
Sr. Sec’d. Notes	11.125%	12/31/32		3,500	$3,425,765
Sr. Sec’d. Notes, 144A	11.125	12/31/32		1,900	1,859,212
Veon Midco BV (Netherlands),
Sr. Unsec’d. Notes, EMTN	3.375	11/25/27		2,950	2,754,562
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes	4.000	01/31/29	GBP	550	698,851
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A	8.250	10/01/31		140	145,831

					17,905,054

Transportation 0.1%
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes	5.875	07/05/34		78	79,654
Star Leasing Co. LLC,
Sec’d. Notes, 144A	7.625	02/15/30		1,605	1,587,257

					1,666,911

TOTAL CORPORATE BONDS
(cost $415,354,976)					397,456,892

FLOATING RATE AND OTHER LOANS 1.0%

Auto Parts & Equipment 0.0%
Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	7.066(c)	01/28/32		250	249,687
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	9.122(c)	11/17/28		388	385,325

					635,012

Commercial Services 0.0%
Adtalem Global Education, Inc.,
2024 Second Repricing Term Loan, 1 Month SOFR + 2.750%	7.066(c)	08/12/28		256	255,641

Insurance 0.1%
Asurion LLC,
New B-11 Term Loan, 1 Month SOFR + 4.350%	8.666(c)	08/21/28		689	688,157

Internet 0.0%
Diamond Sports Net LLC,
First Lien Exit Term Loan	15.000	01/02/28		260	225,947

Leisure Time 0.1%
ClubCorp Holdings, Inc.,
Term Loan, 2 Month SOFR + 5.000%^	9.328(c)	07/10/32		348	345,060
International Park Holdings BV (Netherlands),
2025 Facility B, 6 Month EURIBOR + 5.500%^	7.412(c)	01/30/32	EUR	1,025	1,177,078

					1,522,138

Media 0.1%
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	8.863(c)	01/18/28		817	814,418

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Metal Fabricate/Hardware 0.2%
Doncasters US Finance LLC (United Kingdom),
2025 Term Loan, 3 Month SOFR + 6.500%	10.796%(c)	04/23/30		180	$181,346
Initial Term Loan, 3 Month SOFR + 6.500%	10.796(c)	04/23/30		1,852	1,870,078

					2,051,424

Real Estate Investment Trusts (REITs) 0.0%
Blackstone Mortgage Trust, Inc.,
Term Loan, 1 Month SOFR + 2.364%^	6.680(c)	04/23/26		62	62,128

Retail 0.2%
The Boots Group (United Kingdom),
(GBP) Term Loan	— (p)	07/18/32		1,325	1,798,225

Telecommunications 0.3%
Level 3 Financing, Inc.,
Term B-3 Loan, 1 Month SOFR + 4.250%	8.566(c)	03/27/32		825	828,300
Zegona Holdco Ltd. (United Kingdom),
Facility B Loan, 6 Month EURIBOR + 3.000%	5.079(c)	07/17/29	EUR	2,500	2,924,226

					3,752,526

TOTAL FLOATING RATE AND OTHER LOANS
(cost $11,262,819)					11,805,616

MUNICIPAL BOND 0.1%

Illinois
State of Illinois,
General Obligation Unlimited, Taxable
(cost $1,110,437)	5.100	06/01/33		1,056	1,067,457

RESIDENTIAL MORTGAGE-BACKED SECURITIES 4.8%
Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)^	8.355(c)	07/01/26		700	700,068
Bellemeade Re Ltd.,
Series 2024-01, Class M1B, 144A, 30 Day Average SOFR + 3.200% (Cap N/A, Floor 3.150%)	7.548(c)	08/25/34		1,750	1,767,959
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.448(c)	10/25/41		1,220	1,245,588
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	10.598(c)	03/25/42		1,000	1,074,060
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.448(c)	03/25/42		1,000	1,029,335
Series 2022-R07, Class 1B1, 144A, 30 Day Average SOFR + 6.800% (Cap N/A, Floor 0.000%)	11.150(c)	06/25/42		500	548,436
Series 2022-R08, Class 1B1, 144A, 30 Day Average SOFR + 5.600% (Cap N/A, Floor 0.000%)	9.948(c)	07/25/42		500	537,815
Series 2022-R08, Class 1M2, 144A, 30 Day Average SOFR + 3.600% (Cap N/A, Floor 0.000%)	7.948(c)	07/25/42		635	663,738
EFMT,
Series 2025-INV03, Class M1, 144A	6.171(cc)	07/25/70		2,583	2,612,146
Fannie Mae Interest Strips,
Series 422, Class C7, IO	3.500	11/25/35		2,239	241,354
Fannie Mae REMIC,
Series 2018-80, Class GC	3.500	10/25/48		1,500	1,277,025
Series 2025-53, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)	6.000(c)	07/25/55		3,414	3,458,912
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.348(c)	12/25/50		3,240	3,459,704
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	6.148(c)	11/25/41		310	312,593
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.698(c)	05/25/42		700	726,617
Freddie Mac REMIC,
Series 5560, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)	6.000(c)	06/25/55		2,557	2,589,572
Government National Mortgage Assoc.,
Series 2016-69, Class B	3.000	05/20/46		2,675	2,392,097
Series 2019-137, Class IO, IO	3.000	11/20/49		3,597	599,380
Series 2019-159, Class IJ, IO	3.500	12/20/49		624	101,542

See Notes to Financial Statements.

PGIM Strategic Bond Fund  17

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Legacy Mortgage Asset Trust,
Series 2025-PR01, Class A1, 144A	6.000%(cc)	01/25/61		2,989	$2,988,314
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A	5.921(cc)	07/25/39		3,100	3,119,705
Lugo Funding DAC (Spain),
Series 2024-01A, Class C, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.026(c)	05/26/66	EUR	1,200	1,366,434
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	5.187(c)	01/25/48		63	61,584
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.248(c)	04/25/34		2,553	2,576,555
PMT Credit Risk Transfer Trust,
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.450(c)	09/27/28		3,757	3,793,242
PRET LLC,
Series 2025-NPL05, Class A1, 144A	6.244(cc)	05/25/55		3,915	3,952,676
PRPM LLC,
Series 2024-05, Class A1, 144A	5.689(cc)	09/25/29		1,789	1,794,114
Series 2025-02, Class A1, 144A	6.469(cc)	05/25/30		1,133	1,140,538
Series 2025-04, Class A1, 144A	6.179(cc)	06/25/30		3,719	3,743,239
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.048(c)	11/25/31		1,581	1,602,991
RCO Mortgage LLC,
Series 2025-03, Class A1, 144A	6.435(cc)	05/25/30		2,113	2,117,384
TFS (Spain),
Series 2018-03^	0.000(s)	04/16/40	EUR	—(r)	1
VCAT LLC,
Series 2025-NPL03, Class A1, 144A	5.889(cc)	02/25/55		1,280	1,285,836

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $54,578,530)					54,880,554

SOVEREIGN BONDS 4.3%
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes	9.500	11/12/25		2,840	2,852,425
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes	5.333	02/15/28		909	900,801
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes	5.500	11/06/30		1,980	2,021,580
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	7.500	02/02/34		1,410	1,456,882
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.500	02/22/29		663	668,503
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		1,635	1,648,570
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		1,740	1,766,970
Sr. Unsec’d. Notes, 144A	6.600	06/01/36		1,800	1,854,846
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, EMTN	3.875	02/16/26		2,800	2,758,000
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A	6.750	09/23/55		5,325	5,484,750
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	1,172	1,265,725
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	1,678	1,915,978
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	3,316	3,778,990
Sr. Unsec’d. Notes, 144A	7.625	01/30/33		1,865	1,873,747
Sr. Unsec’d. Notes, 144A	8.075	04/01/36		3,850	3,816,312
Romanian Government International Bond (Romania),
Bonds, 144A	6.625	05/16/36		4,700	4,697,650
Sr. Unsec’d. Notes, 144A	5.750	09/16/30		2,390	2,410,954
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	2.125	12/01/30		508	437,991
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	3,107	3,630,336
Sr. Unsec’d. Notes	6.250	05/26/28		1,119	1,158,515
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	2,175	2,344,151
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	500	482,221

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Serbia International Bond (Serbia), (cont’d.)
Sr. Unsec’d. Notes, 144A	6.250%	05/26/28	425	$440,008

TOTAL SOVEREIGN BONDS (cost $47,947,475)				49,665,905

U.S. GOVERNMENT AGENCY OBLIGATIONS 25.5%
Federal Home Loan Mortgage Corp.	2.000	11/01/50	1,311	1,051,187
Federal Home Loan Mortgage Corp.	2.000	01/01/51	512	410,715
Federal Home Loan Mortgage Corp.	2.000	04/01/51	2,777	2,222,630
Federal Home Loan Mortgage Corp.	2.000	11/01/51	1,081	863,658
Federal Home Loan Mortgage Corp.	2.500	08/01/50	5,396	4,522,315
Federal Home Loan Mortgage Corp.	2.500	09/01/50	11,073	9,289,118
Federal Home Loan Mortgage Corp.(k)	2.500	10/01/50	11,584	9,844,536
Federal Home Loan Mortgage Corp.	2.500	03/01/51	1,710	1,425,938
Federal Home Loan Mortgage Corp.	2.500	07/01/51	1,354	1,132,407
Federal Home Loan Mortgage Corp.	2.500	07/01/51	1,864	1,555,124
Federal Home Loan Mortgage Corp.	2.500	11/01/51	7,678	6,405,957
Federal Home Loan Mortgage Corp.	3.000	11/01/51	344	300,058
Federal Home Loan Mortgage Corp.	3.000	02/01/52	3,424	2,974,050
Federal Home Loan Mortgage Corp.	3.000	04/01/52	2,068	1,794,358
Federal Home Loan Mortgage Corp.	3.500	12/01/50	1,698	1,536,434
Federal Home Loan Mortgage Corp.	3.500	03/01/52	346	314,234
Federal Home Loan Mortgage Corp.	3.500	04/01/52	1,367	1,235,407
Federal Home Loan Mortgage Corp.	3.500	05/01/52	7,584	6,862,346
Federal Home Loan Mortgage Corp.	4.000	05/01/52	967	904,132
Federal Home Loan Mortgage Corp.	4.500	06/01/52	2,521	2,433,044
Federal Home Loan Mortgage Corp.	4.500	09/01/52	1,558	1,507,509
Federal Home Loan Mortgage Corp.	5.000	12/01/43	1,435	1,462,262
Federal Home Loan Mortgage Corp.	5.000	08/01/50	1,989	1,993,811
Federal Home Loan Mortgage Corp.	5.500	11/01/52	1,701	1,723,327
Federal Home Loan Mortgage Corp.	5.500	10/01/54	534	536,759
Federal Home Loan Mortgage Corp.	5.500	01/01/55	19,094	19,209,120
Federal Home Loan Mortgage Corp.	5.500	04/01/55	2,958	2,975,738
Federal Home Loan Mortgage Corp.	5.500	05/01/55	1,968	1,979,862
Federal Home Loan Mortgage Corp.	6.000	01/01/53	1,198	1,228,345
Federal National Mortgage Assoc.	1.500	12/01/50	2,740	2,069,464
Federal National Mortgage Assoc.	1.500	01/01/51	2,427	1,833,843
Federal National Mortgage Assoc.	1.500	03/01/51	2,638	1,993,032
Federal National Mortgage Assoc.	1.500	07/01/51	3,346	2,527,721
Federal National Mortgage Assoc.(tt)	2.000	TBA	5,000	3,969,852
Federal National Mortgage Assoc.	2.000	TBA	23,500	18,661,976
Federal National Mortgage Assoc.	2.000	01/01/51	3,859	3,093,312
Federal National Mortgage Assoc.	2.000	11/01/51	2,715	2,168,655
Federal National Mortgage Assoc.	2.500	TBA	500	415,049
Federal National Mortgage Assoc.	2.500	06/01/50	2,563	2,152,824
Federal National Mortgage Assoc.	2.500	02/01/51	1,653	1,390,818
Federal National Mortgage Assoc.	2.500	03/01/51	2,682	2,238,305
Federal National Mortgage Assoc.	2.500	07/01/51	1,547	1,291,935
Federal National Mortgage Assoc.	2.500	08/01/51	10,502	8,825,147
Federal National Mortgage Assoc.	3.000	10/01/51	942	819,882
Federal National Mortgage Assoc.	3.000	11/01/51	887	773,603
Federal National Mortgage Assoc.	3.000	12/01/51	9,698	8,468,060
Federal National Mortgage Assoc.	3.000	02/01/52	3,752	3,260,104
Federal National Mortgage Assoc.	3.000	02/01/52	5,004	4,374,172
Federal National Mortgage Assoc.	3.000	04/01/52	12,708	11,036,016
Federal National Mortgage Assoc.	3.500	07/01/47	2,058	1,935,294
Federal National Mortgage Assoc.	3.500	07/01/51	932	847,777
Federal National Mortgage Assoc.	3.500	04/01/52	4,731	4,280,691
Federal National Mortgage Assoc.	3.500	05/01/52	5,392	4,872,537
Federal National Mortgage Assoc.	3.500	06/01/52	1,096	995,539
Federal National Mortgage Assoc.	4.000	05/01/52	12,567	11,749,075
Federal National Mortgage Assoc.	4.000	06/01/52	6,472	6,051,218

See Notes to Financial Statements.

PGIM Strategic Bond Fund  19

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.500%	12/01/50	3,247	$3,224,098
Federal National Mortgage Assoc.	4.500	06/01/52	4,961	4,787,610
Federal National Mortgage Assoc.	5.000	11/01/44	479	485,365
Federal National Mortgage Assoc.	5.000	08/01/50	1,837	1,841,957
Federal National Mortgage Assoc.	5.000	10/01/50	1,661	1,665,091
Federal National Mortgage Assoc.	5.000	07/01/52	527	522,306
Federal National Mortgage Assoc.	5.000	08/01/52	1,045	1,037,369
Federal National Mortgage Assoc.	5.000	08/01/52	1,132	1,121,762
Federal National Mortgage Assoc.	5.000	09/01/52	1,843	1,826,826
Federal National Mortgage Assoc.	5.500	TBA	3,500	3,519,704
Federal National Mortgage Assoc.	5.500	11/01/52	4,606	4,665,061
Federal National Mortgage Assoc.	5.500	06/01/55	568	571,564
Federal National Mortgage Assoc.	5.500	07/01/55	4,437	4,463,953
Federal National Mortgage Assoc.	6.000	TBA	5,000	5,107,818
Federal National Mortgage Assoc.	6.000	11/01/52	1,183	1,214,483
Federal National Mortgage Assoc.	6.000	12/01/52	2,376	2,443,523
Federal National Mortgage Assoc.	6.500	01/01/53	850	883,362
Government National Mortgage Assoc.	2.000	10/20/50	5,045	4,134,214
Government National Mortgage Assoc.	2.000	12/20/50	669	548,131
Government National Mortgage Assoc.	2.000	01/20/51	1,835	1,503,421
Government National Mortgage Assoc.	2.500	08/20/50	897	766,257
Government National Mortgage Assoc.	2.500	09/20/50	1,571	1,340,801
Government National Mortgage Assoc.	2.500	03/20/51	2,307	1,969,027
Government National Mortgage Assoc.	3.000	09/20/51	5,002	4,431,687
Government National Mortgage Assoc.	3.500	11/20/47	677	626,640
Government National Mortgage Assoc.	3.500	11/20/48	804	742,211
Government National Mortgage Assoc.	3.500	12/20/51	5,010	4,581,371
Government National Mortgage Assoc.	3.500	01/20/52	3,111	2,852,203
Government National Mortgage Assoc.	3.500	03/20/52	1,412	1,289,867
Government National Mortgage Assoc.	3.500	04/20/52	1,584	1,451,034
Government National Mortgage Assoc.	4.000	06/20/51	617	582,834
Government National Mortgage Assoc.	4.000	01/20/52	646	607,436
Government National Mortgage Assoc.	4.000	04/20/52	1,465	1,376,971
Government National Mortgage Assoc.	4.000	08/20/52	2,418	2,276,276
Government National Mortgage Assoc.	4.500	07/20/52	1,132	1,099,200
Government National Mortgage Assoc.	4.500	08/20/52	6,851	6,667,684
Government National Mortgage Assoc.	5.500	TBA	5,500	5,535,001
Government National Mortgage Assoc.	6.000	09/20/52	228	234,000
Government National Mortgage Assoc.	6.000	10/20/52	700	719,061
Government National Mortgage Assoc.	6.000	02/20/53	724	744,001
Government National Mortgage Assoc.	6.000	06/20/53	939	963,808
Government National Mortgage Assoc.	6.000	09/20/54	964	984,256
Government National Mortgage Assoc.	6.500	TBA	1,000	1,028,886
Government National Mortgage Assoc.	6.500	03/20/54	512	527,196

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $292,081,950)				290,755,608

U.S. TREASURY OBLIGATIONS 9.6%
U.S. Treasury Bonds(h)	2.375	11/15/49	9,600	6,073,500
U.S. Treasury Bonds	3.125	02/15/43	4,825	3,846,430
U.S. Treasury Bonds(k)	3.375	11/15/48	3,825	2,985,293
U.S. Treasury Bonds	4.500	11/15/54	2,895	2,703,206
U.S. Treasury Bonds	4.750	11/15/43	2,970	2,942,620
U.S. Treasury Bonds	4.750	05/15/55	195	189,729
U.S. Treasury Notes(k)	1.250	11/30/26	32,620	31,621,012
U.S. Treasury Notes(h)	3.875	08/15/33	34,500	34,144,219
U.S. Treasury Notes	4.125	10/31/31	1,225	1,243,854
U.S. Treasury Notes	4.500	12/31/31	7,385	7,648,091
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	305	129,388
U.S. Treasury Strips Coupon(h)(k)	1.912(s)	08/15/40	13,050	6,253,945
U.S. Treasury Strips Coupon	2.056(s)	11/15/38	110	58,969
U.S. Treasury Strips Coupon	2.208(s)	05/15/39	830	431,035

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon	2.340%(s)	02/15/43	5,160	$2,121,792
U.S. Treasury Strips Coupon(k)	2.341(s)	02/15/40	5,135	2,538,402
U.S. Treasury Strips Coupon	2.423(s)	11/15/40	580	273,845
U.S. Treasury Strips Coupon	3.081(s)	08/15/41	1,295	584,916
U.S. Treasury Strips Coupon	4.407(s)	11/15/41	3,285	1,460,734
U.S. Treasury Strips Coupon	4.568(s)	11/15/42	320	133,662
U.S. Treasury Strips Coupon	4.608(s)	11/15/48	170	51,374
U.S. Treasury Strips Coupon	4.685(s)	08/15/46	230	78,352
U.S. Treasury Strips Coupon	4.727(s)	05/15/50	250	70,266
U.S. Treasury Strips Coupon	4.809(s)	02/15/42	75	32,778
U.S. Treasury Strips Coupon	4.924(s)	02/15/49	480	143,117
U.S. Treasury Strips Coupon	4.928(s)	11/15/45	155	54,760
U.S. Treasury Strips Coupon	5.038(s)	11/15/43	2,245	883,221
U.S. Treasury Strips Principal	2.060(s)	11/15/44	1,145	438,258

TOTAL U.S. TREASURY OBLIGATIONS (cost $119,695,912)				109,136,768

			Shares

AFFILIATED EXCHANGE-TRADED FUND 0.2%
PGIM Floating Rate Income ETF
(cost $2,540,059)(wa)			50,000	2,520,750

COMMON STOCKS 0.5%

Chemicals 0.1%
TPC Group, Inc.*			70,274	1,673,400

Electric Utilities 0.0%
GenOn Energy Holdings, Inc. (Class A Stock)*^(x)			677	20,310

Gas Utilities 0.1%
Ferrellgas Partners LP (Class B Stock)*(x)			4,838	619,317

Hotels, Restaurants & Leisure 0.0%
Codere Group Topco SA (Spain) (Class A1 Stock)*^			246	4,605
Codere Group Topco SA (Spain) (Class A2 Stock)*^			659	12,335

				16,940

Interactive Media & Services 0.0%
Diamond Sports Group LLC*(x)			37,739	511,363

Oil, Gas & Consumable Fuels 0.1%
Expand Energy Corp.			10,284	995,285

Wireless Telecommunication Services 0.2%
Digicel International Finance Ltd. (Jamaica)*			116,510	1,864,160
Intelsat Emergence SA (Luxembourg)*^			34,637	4
Intelsat Emergence SA (Luxembourg)*			34,637	440,184

				2,304,348

TOTAL COMMON STOCKS (cost $1,006,630)				6,140,963

PREFERRED STOCKS 0.4%

Electronic Equipment, Instruments & Components 0.4%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^(x)			3,925	3,925,000

See Notes to Financial Statements.

PGIM Strategic Bond Fund  21

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Description	Shares	Value

PREFERRED STOCKS (Continued)

Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^	7,553	$90,517

TOTAL PREFERRED STOCKS
(cost $3,833,780)		4,015,517

	Units

WARRANTS* 0.0%

Hotels, Restaurants & Leisure 0.0%
Codere Group Topco SA (Spain), expiring 09/30/34^	15	141

Interactive Media & Services 0.0%
Diamond Sports Group LLC, expiring 06/30/26(x)	70,583	14,413

TOTAL WARRANTS (cost $582)		14,554

TOTAL LONG-TERM INVESTMENTS (cost $1,177,329,689)		1,153,892,127

	Shares

SHORT-TERM INVESTMENTS 3.5%

AFFILIATED MUTUAL FUNDS 3.5%
PGIM Core Government Money Market Fund (7-day effective yield 4.483%)(wa)	31,649,378	31,649,378
PGIM Institutional Money Market Fund (7-day effective yield 4.526%)
(cost $8,452,210; includes $8,411,137 of cash collateral for securities on loan)(b)(wa)	8,458,548	8,452,628

TOTAL AFFILIATED MUTUAL FUNDS (cost $40,101,588)		40,102,006

OPTIONS PURCHASED*~ 0.0% (cost $98,446)		34,334

TOTAL SHORT-TERM INVESTMENTS
(cost $40,200,034)		40,136,340

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.5%
(cost $1,217,529,723)		1,194,028,467

OPTIONS WRITTEN*~ (0.0)%
(premiums received $536,569)		(320,374)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 104.5%
(cost $1,216,993,154)		1,193,708,093
Liabilities in excess of other assets(z) (4.5)%		(51,897,611)

NET ASSETS 100.0%		$1,141,810,482

Below is a list of the abbreviation(s) used in the semiannual report:

BRL—Brazilian Real

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

INR—Indian Rupee

JPY—Japanese Yen

See Notes to Financial Statements.

22

KRW—South Korean Won

MXN—Mexican Peso

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

SGD—Singapore Dollar

THB—Thai Baht

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

BARC—Barclays Bank PLC

BMO—BMO Capital Markets

BNP—BNP Paribas S.A.

BOA—Bank of America, N.A.

CBOE—Chicago Board Options Exchange

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CITI—Citibank, N.A.

CLO—Collateralized Loan Obligation

CME—Chicago Mercantile Exchange

CMS—Constant Maturity Swap

DAC—Designated Activity Company

DB—Deutsche Bank AG

EMTN—Euro Medium Term Note

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

iBoxx—Bond Market Indices

IO—Interest Only (Principal amount represents notional)

JPM—JPMorgan Chase Bank N.A.

JPS—J.P. Morgan Securities LLC

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

MSI—Morgan Stanley & Co. International PLC

MTN—Medium Term Note

N/A—Not Applicable

OJSC—Open Joint-Stock Company

OTC—Over-the-counter

PIK—Payment-in-Kind

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

REMIC—Real Estate Mortgage Investment Conduit

SCB—Standard Chartered Bank

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SSB—State Street Bank & Trust Company

STRIPs—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TBA—To Be Announced

TD—The Toronto-Dominion Bank

UAG—UBS AG

UMBS—Uniform Mortgage-Backed Securities

USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $13,898,282 and 1.2% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,250,719; cash collateral of $8,411,137 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

See Notes to Financial Statements.

PGIM Strategic Bond Fund  23

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of August 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $5,000,000 is 0.4% of net assets.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x)	Restricted Securities:

				Percentage
	Acquisition	Original	Market	of
Issuer Description	Date	Cost	Value	Net Assets
20 Times Square Trust,
Series 2018-20TS, Class H, 144A, 3.203%(cc), 05/15/35	05/09/18	$88,505	$84,000	0.0%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A, 3.203%(cc), 05/15/35	05/09/18-08/26/20	4,424,349	4,325,000	0.4
20 Times Square Trust,
Series 2018-20TS, Class F, 144A, 3.203%(cc), 05/15/35	08/26/20	4,480,438	4,385,500	0.4
Bausch Health Cos., Inc., Gtd. Notes, 144A, 5.000%, 01/30/28	04/27/22-04/28/22	486,750	561,438	0.1
Bausch Health Cos., Inc., Gtd. Notes, 144A, 5.000%, 02/15/29	11/18/20-11/24/21	753,281	611,464	0.1
Bausch Health Cos., Inc., Gtd. Notes, 144A, 5.250%, 01/30/30	12/17/19-04/21/22	992,750	847,810	0.1
Bausch Health Cos., Inc., Gtd. Notes, 144A, 5.250%, 02/15/31	11/18/20-04/16/21	4,015,000	2,715,869	0.2
Bausch Health Cos., Inc., Gtd. Notes, 144A, 6.250%, 02/15/29	05/11/20	75,000	58,642	0.0
Bausch Health Cos., Inc., Gtd. Notes, 144A, 7.000%, 01/15/28	09/17/20	1,310,750	1,102,488	0.1
Bausch Health Cos., Inc., Sr. Sec’d. Notes, 144A, 4.875%, 06/01/28	05/24/21	575,000	516,781	0.0
Diamond Sports Group LLC*	01/02/25	98,813	511,363	0.0
Diamond Sports Group LLC, expiring 06/30/26	01/02/25	—	14,413	0.0
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	03/29/21	3,925,000	3,925,000	0.3
Ferrellgas Partners LP (Class B Stock)*	07/29/20	401,898	619,317	0.1
GenOn Energy Holdings, Inc. (Class A Stock)*^	02/28/19	81,798	20,310	0.0
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%, 7.230%(c), 05/31/26^(d)	05/18/21	6,293,306	5,601,043	0.5

Total		$28,002,638	$25,900,438	2.3%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded corporate bond commitment outstanding at August 31, 2025:

	Principal
	Amount	Current	Unrealized	Unrealized
Issuer	(000)#	Value	Appreciation	Depreciation
New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A,—%(p), Maturity Date 09/30/29 (cost $29,284)^	30	$29,284	$—	$—

Unfunded loan commitments outstanding at August 31, 2025:

	Principal
	Amount	Current	Unrealized	Unrealized
Borrower	(000)#	Value	Appreciation	Depreciation
ClubCorp Holdings, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 07/09/32 (cost $22,356)^	23	$22,504	$148	$—
ClubCorp Holdings, Inc., Revolver Loan, 0.500%, Maturity Date 07/31/32 (cost $37,261)^	38	37,506	245	—
Doncasters US Finance LLC, 2025 Delayed Draw Term Loan, —%(p), Maturity Date 04/01/30 (cost $270,000)	270	272,700	2,700	—

		$332,710	$3,093	$—

See Notes to Financial Statements.

24

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	4.000%	TBA	10/14/25	$(5,500)	$(5,129,835)
Government National Mortgage Assoc.	4.000%	TBA	09/22/25	(500)	(466,373)

TOTAL FORWARD COMMITMENT CONTRACTS
(proceeds receivable $5,583,281)					$(5,596,208)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	09/12/25	$96.13	38	95	$475
3 Month SOFR	Call	12/12/25	$99.75	62	155	388

Total Exchange Traded (cost $2,597)						$863

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%	—		6,513	$245
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%	—		13,025	487
Currency Option EUR vs PLN	Call	MSI	09/18/25	4.75	—	EUR	1,473	7
Currency Option EUR vs TRY	Call	JPM	09/04/25	99.00	—	EUR	3,095	8
Currency Option EUR vs TRY	Call	JPM	09/11/25	99.00	—	EUR	5,202	330
Currency Option EUR vs TRY	Call	JPM	09/25/25	99.00	—	EUR	2,929	1,261
Currency Option USD vs BRL	Call	MSI	09/11/25	6.50	—		1,724	12
Currency Option USD vs CLP	Call	MSI	09/24/25	1,200.00	—		1,703	9
Currency Option USD vs CNH	Call	DB	09/24/25	7.95	—		20,816	5
Currency Option USD vs COP	Call	GSI	09/09/25	5,000.00	—		1,257	1
Currency Option USD vs JPY	Call	CITI	09/11/25	160.00	—		1,724	1
Currency Option USD vs KRW	Call	JPM	09/25/25	1,750.00	—		4,867	—
Currency Option USD vs TRY	Call	JPM	09/10/25	99.00	—		864	79
Currency Option USD vs TRY	Call	JPM	09/12/25	99.00	—		2,586	330
Currency Option USD vs TRY	Call	JPM	09/19/25	99.00	—		1,723	842
Currency Option USD vs TWD	Call	JPM	09/25/25	33.00	—		1,711	96
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		10,022	50
Currency Option USD vs INR	Put	JPM	01/08/26	75.00	—		2,825	14
Currency Option USD vs JPY	Put	MSI	09/11/25	130.00	—		2,586	4
Currency Option USD vs JPY	Put	CITI	09/18/25	130.00	—		2,584	44
Currency Option USD vs KRW	Put	JPM	09/25/25	1,331.00	—		4,867	2,241
Currency Option USD vs TWD	Put	MSI	11/12/25	22.00	—		3,364	37
Currency Option USD vs TWD	Put	MSI	11/19/25	23.00	—		1,723	41
Currency Option USD vs TWD	Put	MSI	11/21/25	20.00	—		866	3

Total OTC Traded (cost $87,219)								$6,147

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1-Year Interest Rate Swap, 09/22/26	Call	CITI	09/18/25	3.45%	3.45%(A)	1 Day SOFR(A)/ 4.340%	134,948	$23,271
10-Year Interest Rate Swap, 09/29/35	Call	JPM	09/25/25	0.40%	0.40%(A)	1 Day SOFR(A)/ 4.340%	1,685	—
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/ 4.340%	1,685	4,053

Total OTC Swaptions (cost $8,630)								$27,324

Total Options Purchased (cost $98,446)								$34,334

See Notes to Financial Statements.

PGIM Strategic Bond Fund  25

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	09/12/25	$96.19	38	95	$(238)
3 Month SOFR	Call	12/12/25	$99.25	28	70	(175)

Total Exchange Traded (premiums received $1,023)						$(413)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs PLN	Call	MSI	09/18/25	4.25	—	EUR	1,473	$(11,271)
Currency Option EUR vs TRY	Call	JPM	09/04/25	50.50	—	EUR	3,095	(2,530)
Currency Option EUR vs TRY	Call	JPM	09/11/25	50.80	—	EUR	5,202	(16,029)
Currency Option EUR vs TRY	Call	JPM	09/25/25	51.00	—	EUR	2,929	(25,541)
Currency Option USD vs BRL	Call	MSI	09/11/25	5.55	—		1,724	(4,872)
Currency Option USD vs CLP	Call	MSI	09/24/25	980.00	—		1,703	(13,674)
Currency Option USD vs COP	Call	GSI	09/09/25	4,100.00	—		1,257	(4,284)
Currency Option USD vs JPY	Call	CITI	09/11/25	145.00	—		1,724	(25,788)
Currency Option USD vs KRW	Call	JPM	09/25/25	1,385.00	—		4,867	(46,297)
Currency Option USD vs TRY	Call	JPM	09/10/25	43.00	—		864	(1,648)
Currency Option USD vs TRY	Call	JPM	09/12/25	42.60	—		2,586	(7,605)
Currency Option USD vs TRY	Call	JPM	09/19/25	43.00	—		1,723	(8,176)
Currency Option USD vs TWD	Call	JPM	09/25/25	30.25	—		1,711	(20,548)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00	—		6,427	(23,454)
Currency Option USD vs JPY	Put	MSI	09/11/25	146.60	—		2,586	(16,717)
Currency Option USD vs JPY	Put	CITI	09/18/25	148.00	—		2,584	(35,712)
Currency Option USD vs TWD	Put	MSI	11/12/25	29.25	—		3,364	(12,801)
Currency Option USD vs TWD	Put	MSI	11/19/25	29.50	—		1,723	(9,981)
Currency Option USD vs TWD	Put	MSI	11/21/25	29.50	—		866	(5,226)

Total OTC Traded (premiums received $477,918)								$(292,154)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1-Year Interest Rate Swap, 09/22/26	Call	CITI	09/18/25	3.42%	1 Day SOFR(A)/ 4.340%	3.42%(A)	134,948	$(19,022)
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/ 4.340%	3.21%(A)	3,370	(516)
CDX.NA.IG.44.V1, 06/20/30	Put	BNP	09/17/25	0.70%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	132,480	(8,269)

Total OTC Swaptions (premiums received $57,628)								$(27,807)

Total Options Written (premiums received $536,569)								$(320,374)

Futures contracts outstanding at August 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
274	3 Month CME SOFR	Sep. 2025	$65,509,975	$(43,264)
360	2 Year U.S. Treasury Notes	Dec. 2025	75,074,062	108,493
1,935	5 Year U.S. Treasury Notes	Dec. 2025	211,822,031	763,987
832	10 Year U.S. Treasury Notes	Dec. 2025	93,600,000	277,561
802	10 Year U.S. Ultra Treasury Notes	Dec. 2025	91,753,813	392,515
581	20 Year U.S. Treasury Bonds	Dec. 2025	66,379,250	288,954
55	30 Year UMBS TBA – 5.5% Coupon	Oct. 2025	5,525,352	18,197

				1,806,443

Short Positions:
29	30 Day Federal Funds	Sep. 2025	11,561,050	257
115	5 Year Euro-Bobl	Sep. 2025	15,802,892	75,895
72	5 Year Euro-Bobl	Dec. 2025	9,949,578	(495)

See Notes to Financial Statements.

26

Futures contracts outstanding at August 31, 2025 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions (cont’d):
43	10 Year Euro-Bund	Dec. 2025	$6,465,792	$1,465
632	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	73,667,500	(55,281)
264	CBOE iBoxx iShares Investment Grade Corporate Bond Index	Dec. 2025	38,019,960	65,696
14	Euro Schatz Index	Dec. 2025	1,755,213	(95)

				87,442

				$1,893,885

Forward foreign currency exchange contracts outstanding at August 31, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 09/03/25	GSI	BRL	47,236	$ 8,393,407	$8,700,697	$307,290	$—
Expiring 10/02/25	GSI	BRL	47,236	8,612,696	8,638,480	25,784	—
British Pound,
Expiring 10/22/25	BNP	GBP	489	661,986	661,394	—	(592)
Chilean Peso,
Expiring 09/17/25	BARC	CLP	808,791	875,000	836,578	—	(38,422)
Expiring 09/17/25	DB	CLP	970,805	1,045,000	1,004,158	—	(40,842)
Chinese Renminbi,
Expiring 09/17/25	CITI	CNH	15,132	2,122,000	2,128,457	6,457	—
Expiring 09/17/25	DB	CNH	7,109	999,000	999,947	947	—
Expiring 09/17/25	GSI	CNH	11,540	1,609,000	1,623,150	14,150	—
Expiring 09/17/25	JPM	CNH	31,258	4,375,000	4,396,646	21,646	—
Expiring 09/17/25	JPM	CNH	27,883	3,904,000	3,921,948	17,948	—
Expiring 09/17/25	JPM	CNH	11,201	1,563,000	1,575,464	12,464	—
Expiring 09/17/25	SCB	CNH	10,925	1,523,000	1,536,619	13,619	—
Colombian Peso,
Expiring 09/17/25	CITI	COP	9,298,801	2,301,000	2,310,034	9,034	—
Expiring 09/17/25	CITI	COP	2,395,292	567,000	595,045	28,045	—
Euro,
Expiring 10/22/25	MSI	EUR	5,478	6,375,532	6,430,380	54,848	—
Hungarian Forint,
Expiring 10/22/25	BARC	HUF	292,689	864,000	861,187	—	(2,813)
Expiring 10/22/25	BARC	HUF	236,283	685,101	695,223	10,122	—
Indian Rupee,
Expiring 09/17/25	BOA	INR	277,873	3,167,407	3,147,281	—	(20,126)
Expiring 09/17/25	BOA	INR	89,011	1,017,000	1,008,171	—	(8,829)
Expiring 09/17/25	CITI	INR	125,927	1,439,731	1,426,286	—	(13,445)
Expiring 09/17/25	DB	INR	226,229	2,615,000	2,562,339	—	(52,661)
Expiring 09/17/25	DB	INR	136,918	1,561,209	1,550,776	—	(10,433)
Expiring 09/17/25	GSI	INR	276,650	3,174,269	3,133,427	—	(40,842)
Expiring 09/17/25	MSI	INR	260,884	2,972,653	2,954,852	—	(17,801)
Expiring 09/17/25	MSI	INR	75,472	862,000	854,824	—	(7,176)
Expiring 09/17/25	SCB	INR	455,828	5,199,000	5,162,844	—	(36,156)
Expiring 09/17/25	UAG	INR	682,911	7,951,369	7,734,865	—	(216,504)
Indonesian Rupiah,
Expiring 09/17/25	CITI	IDR	5,875,073	355,000	357,473	2,473	—
Expiring 09/17/25	HSBC	IDR	180,425,000	11,048,345	10,978,095	—	(70,250)
Expiring 09/17/25	HSBC	IDR	52,666,605	3,229,000	3,204,539	—	(24,461)
Expiring 09/17/25	HSBC	IDR	27,798,638	1,724,000	1,691,429	—	(32,571)
Japanese Yen,
Expiring 10/22/25	MSI	JPY	618,137	4,194,496	4,231,566	37,070	—
Mexican Peso,
Expiring 09/17/25	HSBC	MXN	67,943	3,496,692	3,633,081	136,389	—

See Notes to Financial Statements.

PGIM Strategic Bond Fund  27

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Forward foreign currency exchange contracts outstanding at August 31, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar,
Expiring 09/17/25	BOA	TWD	61,159	$ 2,049,000	$ 2,004,623	$ —	$(44,377)
Expiring 09/17/25	CITI	TWD	76,832	2,578,000	2,518,364	—	(59,636)
Expiring 09/17/25	CITI	TWD	57,793	1,941,000	1,894,318	—	(46,682)
Expiring 09/17/25	CITI	TWD	28,035	919,000	918,917	—	(83)
Expiring 09/17/25	MSI	TWD	76,616	2,568,000	2,511,289	—	(56,711)
Expiring 09/17/25	MSI	TWD	60,883	2,108,000	1,995,600	—	(112,400)
Expiring 09/17/25	MSI	TWD	45,111	1,506,000	1,478,616	—	(27,384)
Expiring 09/17/25	MSI	TWD	42,678	1,413,000	1,398,886	—	(14,114)
Expiring 09/17/25	SCB	TWD	34,862	1,143,000	1,142,672	—	(328)
Peruvian Nuevo Sol,
Expiring 09/17/25	BNP	PEN	4,093	1,148,520	1,157,950	9,430	—
Expiring 09/17/25	CITI	PEN	4,087	1,141,412	1,156,319	14,907	—
Expiring 09/17/25	CITI	PEN	4,081	1,148,520	1,154,613	6,093	—
Expiring 09/17/25	CITI	PEN	2,236	626,220	632,696	6,476	—
Expiring 09/17/25	CITI	PEN	2,164	600,023	612,305	12,282	—
Expiring 09/17/25	CITI	PEN	2,035	568,520	575,847	7,327	—
Expiring 09/17/25	DB	PEN	3,852	1,080,960	1,089,875	8,915	—
Expiring 09/17/25	MSI	PEN	6,545	1,794,243	1,851,683	57,440	—
Expiring 09/17/25	SCB	PEN	5,615	1,558,500	1,588,683	30,183	—
Philippine Peso,
Expiring 09/17/25	BOA	PHP	104,129	1,817,550	1,821,158	3,608	—
Expiring 09/17/25	BOA	PHP	82,941	1,442,500	1,450,586	8,086	—
Expiring 09/17/25	CITI	PHP	63,567	1,112,000	1,111,757	—	(243)
Expiring 09/17/25	HSBC	PHP	250,275	4,472,396	4,377,164	—	(95,232)
Expiring 09/17/25	HSBC	PHP	144,805	2,509,950	2,532,553	22,603	—
Expiring 09/17/25	SSB	PHP	63,428	1,112,000	1,109,326	—	(2,674)
Polish Zloty,
Expiring 10/22/25	BARC	PLN	2,337	640,167	640,960	793	—
South African Rand,
Expiring 09/17/25	BARC	ZAR	54,153	3,037,473	3,066,050	28,577	—
South Korean Won,
Expiring 09/17/25	MSI	KRW	5,378,655	3,898,000	3,877,137	—	(20,863)
Expiring 09/17/25	SCB	KRW	7,808,738	5,744,000	5,628,832	—	(115,168)
Thai Baht,
Expiring 09/17/25	HSBC	THB	75,362	2,341,500	2,329,819	—	(11,681)
Expiring 09/17/25	HSBC	THB	75,175	2,341,500	2,324,028	—	(17,472)
Expiring 09/17/25	UAG	THB	31,330	959,000	968,552	9,552	—

				$157,802,847	$157,468,433	924,558	(1,258,972)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 09/03/25	GSI	BRL	47,236	$ 8,675,176	$ 8,700,697	$ —	$(25,521)
British Pound,
Expiring 10/22/25	TD	GBP	20,983	28,131,822	28,372,813	—	(240,991)
Chinese Renminbi,
Expiring 09/17/25	BOA	CNH	35,879	4,992,000	5,046,618	—	(54,618)
Expiring 09/17/25	HSBC	CNH	141,562	19,854,963	19,911,446	—	(56,483)
Expiring 09/17/25	HSBC	CNH	34,895	4,869,000	4,908,136	—	(39,136)
Expiring 09/17/25	HSBC	CNH	10,329	1,447,000	1,452,846	—	(5,846)
Expiring 09/17/25	JPM	CNH	7,872	1,099,000	1,107,184	—	(8,184)
Expiring 09/17/25	SSB	CNH	38,804	5,416,000	5,457,954	—	(41,954)
Colombian Peso,
Expiring 09/17/25	CITI	COP	10,932,748	2,598,000	2,715,944	—	(117,944)
Expiring 09/17/25	CITI	COP	4,535,734	1,121,000	1,126,780	—	(5,780)

See Notes to Financial Statements.

28

Forward foreign currency exchange contracts outstanding at August 31, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 09/17/25	TD	COP	4,649,939	$ 1,154,000	$ 1,155,151	$—	$(1,151)
Czech Koruna,
Expiring 10/22/25	BARC	CZK	117,049	5,543,489	5,606,773	—	(63,284)
Euro,
Expiring 10/22/25	BARC	EUR	25,153	29,408,366	29,527,624	—	(119,258)
Expiring 10/22/25	BNP	EUR	1,981	2,311,999	2,325,907	—	(13,908)
Expiring 10/22/25	DB	EUR	18,626	21,931,003	21,865,742	65,261	—
Expiring 10/22/25	MSI	EUR	2,289	2,692,919	2,687,067	5,852	—
Expiring 10/22/25	MSI	EUR	487	568,684	571,400	—	(2,716)
Expiring 10/22/25	SSB	EUR	25,153	29,539,412	29,527,623	11,789	—
Expiring 10/22/25	SSB	EUR	2,023	2,343,000	2,374,539	—	(31,539)
Expiring 10/22/25	TD	EUR	404	477,469	474,290	3,179	—
Expiring 10/22/25	UAG	EUR	24,506	28,838,568	28,767,534	71,034	—
Indian Rupee,
Expiring 09/17/25	JPM	INR	390,123	4,479,000	4,418,656	60,344	—
Indonesian Rupiah,
Expiring 09/17/25	BARC	IDR	30,696,855	1,876,680	1,867,773	8,907	—
Expiring 09/17/25	BOA	IDR	20,455,812	1,251,120	1,244,649	6,471	—
Expiring 09/17/25	CITI	IDR	19,786,100	1,205,000	1,203,900	1,100	—
Expiring 09/17/25	DB	IDR	44,040,173	2,689,000	2,679,658	9,342	—
Expiring 09/17/25	HSBC	IDR	36,806,111	2,263,000	2,239,496	23,504	—
Expiring 09/17/25	HSBC	IDR	34,087,703	2,085,200	2,074,092	11,108	—
Expiring 09/17/25	HSBC	IDR	25,263,854	1,544,000	1,537,198	6,802	—
Expiring 09/17/25	HSBC	IDR	22,059,232	1,352,000	1,342,211	9,789	—
Expiring 09/17/25	MSI	IDR	21,715,903	1,333,000	1,321,321	11,679	—
Expiring 09/17/25	MSI	IDR	21,105,480	1,298,000	1,284,179	13,821	—
Expiring 09/17/25	SCB	IDR	21,649,072	1,322,000	1,317,254	4,746	—
Mexican Peso,
Expiring 09/17/25	BOA	MXN	25,487	1,311,800	1,362,851	—	(51,051)
Expiring 09/17/25	DB	MXN	25,459	1,311,800	1,361,349	—	(49,549)
Expiring 09/17/25	DB	MXN	21,604	1,124,400	1,155,217	—	(30,817)
Expiring 09/17/25	MSI	MXN	16,197	845,000	866,094	—	(21,094)
New Taiwanese Dollar,
Expiring 09/17/25	BARC	TWD	51,997	1,779,500	1,704,330	75,170	—
Expiring 09/17/25	CITI	TWD	303,148	10,321,556	9,936,412	385,144	—
Expiring 09/17/25	DB	TWD	51,877	1,779,500	1,700,382	79,118	—
New Zealand Dollar,
Expiring 10/22/25	BARC	NZD	744	445,473	439,733	5,740	—
Peruvian Nuevo Sol,
Expiring 09/17/25	SCB	PEN	6,457	1,812,000	1,826,955	—	(14,955)
Singapore Dollar,
Expiring 09/17/25	BOA	SGD	8,706	6,821,875	6,795,943	25,932	—
Expiring 09/17/25	BOA	SGD	4,976	3,899,500	3,884,473	15,027	—
Expiring 09/17/25	BOA	SGD	1,898	1,478,000	1,481,126	—	(3,126)
Expiring 09/17/25	CITI	SGD	1,437	1,116,000	1,121,654	—	(5,654)
Expiring 09/17/25	GSI	SGD	7,891	6,176,730	6,159,711	17,019	—
Expiring 09/17/25	JPM	SGD	4,975	3,899,500	3,883,672	15,828	—
Expiring 09/17/25	MSI	SGD	3,913	3,042,270	3,054,690	—	(12,420)
South African Rand,
Expiring 09/17/25	GSI	ZAR	21,515	1,188,000	1,218,128	—	(30,128)
South Korean Won,
Expiring 09/17/25	MSI	KRW	14,092,793	10,479,549	10,158,615	320,934	—
Thai Baht,
Expiring 09/17/25	CITI	THB	53,971	1,662,000	1,668,501	—	(6,501)
Expiring 09/17/25	HSBC	THB	300,602	9,301,942	9,293,063	8,879	—
Expiring 09/17/25	HSBC	THB	65,776	2,034,000	2,033,448	552	—
Expiring 09/17/25	SCB	THB	46,352	1,435,000	1,432,965	2,035	—

See Notes to Financial Statements.

PGIM Strategic Bond Fund  29

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Forward foreign currency exchange contracts outstanding at August 31, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 09/17/25	SCB	THB	32,814	$1,008,000	$1,014,454	$—	$(6,454)
Expiring 09/17/25	UAG	THB	32,978	1,015,000	1,019,522	—	(4,522)

				$300,999,265	$300,787,743	1,276,106	(1,064,584)

						$2,200,664	$(2,323,556)

Credit default swap agreements outstanding at August 31, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:

Arab Republic of Egypt	06/20/30	1.000%(Q)	2,000	$255,868	$51	$255,817	GSI
Dominican Republic	06/20/30	1.000%(Q)	2,000	42,182	51	42,131	GSI
Emirate of Abu Dhabi	06/20/30	1.000%(Q)	2,000	(68,289)	51	(68,340)	GSI
Federal Republic of Nigeria	06/20/30	1.000%(Q)	2,000	258,511	51	258,460	GSI
Federation of Malaysia	06/20/30	1.000%(Q)	3,000	(86,785)	76	(86,861)	GSI
Federative Republic of Brazil	06/20/30	1.000%(Q)	9,000	123,346	229	123,117	GSI
Kingdom of Bahrain	06/20/30	1.000%(Q)	2,000	53,832	51	53,781	GSI
Kingdom of Morocco	06/20/30	1.000%(Q)	2,000	(24,600)	51	(24,651)	GSI
Kingdom of Saudi Arabia	06/20/30	1.000%(Q)	5,000	(96,891)	127	(97,018)	GSI
People’s Republic of China	06/20/30	1.000%(Q)	9,000	(241,731)	229	(241,960)	GSI
Republic of Argentina	06/20/30	1.000%(Q)	2,000	540,525	51	540,474	GSI
Republic of Chile	06/20/30	1.000%(Q)	6,000	(143,215)	152	(143,367)	GSI
Republic of Colombia	06/20/30	1.000%(Q)	7,000	260,332	178	260,154	GSI
Republic of Indonesia	06/20/30	1.000%(Q)	8,000	(119,181)	203	(119,384)	GSI
Republic of Ivory Coast	06/20/30	1.000%(Q)	2,000	200,066	51	200,015	GSI
Republic of Panama	06/20/30	1.000%(Q)	2,000	41,190	51	41,139	GSI
Republic of Peru	06/20/30	1.000%(Q)	3,000	(43,371)	76	(43,447)	GSI
Republic of Philippines	06/20/30	1.000%(Q)	3,000	(60,363)	76	(60,439)	GSI
Republic of South Africa	06/20/30	1.000%(Q)	9,000	266,612	229	266,383	GSI
Republic of Turkey	06/20/30	1.000%(Q)	9,000	592,898	229	592,669	GSI
Sultanate of Oman	06/20/30	1.000%(Q)	2,000	(26,667)	51	(26,718)	GSI
United Mexican States	06/20/30	1.000%(Q)	9,000	(32,922)	229	(33,151)	GSI

				$1,691,347	$2,543	$1,688,804

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreement on credit indices—Sell Protection(2)**:

CDX.EM.43.V1	06/20/30	1.000%(Q)	100,000	1.448%	$(1,719,473)	$(29,974)	$(1,689,499)	GSI

**

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

See Notes to Financial Statements.

30

Credit default swap agreements outstanding at August 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:

GS_24-PCA	08/02/27	1.650%(M)	5,170	*	$7,390	$(1,352)	$8,742	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):

ADT Security Corp.	06/20/29	5.000%(Q)		920	$(148,356)	$(110,788)	$(37,568)	GSI
Antero Resources Corp.	06/20/29	5.000%(Q)		920	(151,941)	(122,304)	(29,637)	GSI
Bombardier, Inc.	06/20/29	5.000%(Q)		920	(137,422)	(79,562)	(57,860)	GSI
Caesars Entertainment, Inc.	06/20/29	5.000%(Q)		920	(105,418)	(88,953)	(16,465)	GSI
Chesapeake Energy Corp.	06/20/29	5.000%(Q)		920	(151,705)	(132,311)	(19,394)	GSI
Cleveland-Cliffs, Inc.	06/20/29	5.000%(Q)		920	(93,043)	(92,241)	(802)	GSI
EQM Midstream Partners LP	06/20/29	5.000%(Q)		920	(153,240)	(126,923)	(26,317)	GSI
Frontier Communications Holdings LLC	06/20/29	5.000%(Q)		920	(160,713)	(29,692)	(131,021)	GSI
Genworth Holdings, Inc.	06/20/29	5.000%(Q)		920	(140,182)	(115,289)	(24,893)	GSI
GFL Environmental, Inc.	06/20/29	5.000%(Q)		920	(154,808)	(116,683)	(38,125)	GSI
Hilton Domestic Operating Co., Inc.	06/20/29	5.000%(Q)		920	(151,522)	(123,720)	(27,802)	GSI
HUB International Ltd.	06/20/29	5.000%(Q)		920	(149,169)	(99,900)	(49,269)	GSI
Louisiana-Pacific Corp.	06/20/29	5.000%(Q)		920	(154,008)	(129,430)	(24,578)	GSI
Medline Borrower LP	06/20/29	5.000%(Q)		920	(152,611)	(104,630)	(47,981)	GSI
Murphy Oil Corp.	06/20/29	1.000%(Q)		920	19,058	3,019	16,039	GSI
Organon & Co.	06/20/29	5.000%(Q)		920	(68,857)	(88,953)	20,096	GSI
PG&E Corp.	06/20/29	5.000%(Q)		920	(112,926)	(107,698)	(5,228)	GSI
Post Holdings, Inc.	06/20/29	5.000%(Q)		920	(140,647)	(111,823)	(28,824)	GSI
Republic of Italy	12/20/27	1.000%(Q)	EUR	1,475	(40,585)	(24,973)	(15,612)	BARC
Republic of Panama	06/20/28	1.000%(Q)		1,240	(2,089)	7,808	(9,897)	CITI
Safeway, Inc.	06/20/29	5.000%(Q)		920	(157,172)	(132,311)	(24,861)	GSI
Standard Building Solutions, Inc.	06/20/29	5.000%(Q)		920	(154,501)	(123,720)	(30,781)	GSI
Tenet Healthcare Corp.	06/20/29	5.000%(Q)		920	(141,992)	(113,206)	(28,786)	GSI
Uber Technologies, Inc.	06/20/29	5.000%(Q)		920	(161,074)	(126,209)	(34,865)	GSI
United Rentals North America, Inc.	06/20/29	5.000%(Q)		920	(155,118)	(123,012)	(32,106)	GSI
Venture Global LNG, Inc.	06/20/29	5.000%(Q)		920	(117,577)	(86,667)	(30,910)	GSI
Weatherford International Ltd.	06/20/29	5.000%(Q)		920	(136,193)	(120,540)	(15,653)	GSI

					$(3,373,811)	$(2,620,711)	$(753,100)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at August 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):

Bank of America Corp.	12/20/25	1.000%(Q)		3,205	0.227%	$14,166	$7,907	$6,259	CITI
Bank of America Corp.	12/20/25	1.000%(Q)		1,300	0.227%	5,746	2,817	2,929	GSI
Bank of Montreal^	11/20/29	1.250%(Q)		335	*	(83)	—	(83)	GSI
Barclays Bank PLC	06/20/26	1.000%(Q)	EUR	105	0.313%	932	670	262	GSI

See Notes to Financial Statements.

PGIM Strategic Bond Fund  31

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Credit default swap agreements outstanding at August 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Implied Credit Spread at August 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):

Canadian Imperial Bank of Commerce^	06/20/28	1.100%(Q)		265	*		$1,298	$—	$1,298	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)		1,300		0.237%	5,709	2,856	2,853	GSI
Commerzbank AG	12/20/25	1.000%(Q)	EUR	650		0.152%	3,553	2,000	1,553	BARC
General Motors Co.	06/20/26	5.000%(Q)		2,390		0.313%	113,913	74,578	39,335	GSI
Halliburton Co.	12/20/26	1.000%(Q)		2,770		0.294%	30,749	6,911	23,838	GSI
Hellenic Republic	06/20/27	1.000%(Q)		280		0.174%	4,645	3,519	1,126	BARC
Hellenic Republic	12/20/27	1.000%(Q)		210		0.225%	4,057	3,058	999	BARC
Kingdom of Norway	12/20/25	—%(Q)		2,810		0.038%	(333)	(419)	86	BARC
Lincoln National Corp.	12/20/29	1.000%(Q)		2,260		0.911%	12,541	(38,688)	51,229	BARC
Morgan Stanley	12/20/25	1.000%(Q)		1,300		0.219%	5,781	2,817	2,964	GSI
Pacific Life	08/20/35	2.500%(Q)		400		2.717%	(4,657)	(1)	(4,656)	GSI
Petroleos Mexicanos	12/24/25	3.750%(M)		620		1.945%	4,029	—	4,029	GSI
Petroleos Mexicanos^	03/23/26	4.100%(M)		2,760	*		30,262	—	30,262	GSI
Petroleos Mexicanos^	05/07/26	4.750%(M)		1,496	*		30,691	—	30,691	GSI
Republic of Argentina	09/20/25	5.000%(Q)		1,430		7.569%	12,274	(2,115)	14,389	BARC
Republic of Argentina	09/20/25	5.000%(Q)		1,168		7.569%	10,026	(1,407)	11,433	BARC
Republic of France	06/20/35	0.250%(Q)		390		0.697%	(13,878)	(13,501)	(377)	BARC
Republic of Panama	06/20/28	1.000%(Q)		1,240		1.013%	2,089	(23,842)	25,931	CITI
Simon Property Group LP	06/20/26	1.000%(Q)		3,820		0.175%	32,994	7,100	25,894	GSI
SoftBank Group Corp.	06/20/26	1.000%(Q)		990		1.013%	1,904	(3,911)	5,815	GSI
U.S. Treasury Notes	12/20/25	0.250%(Q)	EUR	2,510		0.126%	2,620	1,244	1,376	BARC
U.S. Treasury Notes	06/20/27	0.250%(Q)	EUR	600		0.275%	46	(124)	170	BARC
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)		580		0.195%	4,916	3,349	1,567	GSI
Verizon Communications, Inc.	06/20/26	1.000%(Q)		5,130		0.265%	40,594	17,219	23,375	GSI

							$356,584	$52,037	$304,547

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at August 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):

CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	29,290	$(609,467)	$(691,874)	$(82,407)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

See Notes to Financial Statements.

32

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at August 31, 2025:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	8,995	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.967%	$(92,206)	$361,957	$454,163
GBP	6,015	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 3.967%	124,739	438,800	314,061
GBP	2,730	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 3.967%	(61,641)	369,091	430,732
GBP	4,335	05/08/30	3.950%(A)	1 Day SONIA(1)(A)/ 3.967%	(60,966)	(29,559)	31,407
GBP	422	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 3.967%	(18,372)	83,133	101,505
GBP	340	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 3.967%	(18,242)	78,851	97,093
GBP	155	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 3.967%	(3,585)	45,860	49,445
	37,000	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.340%	125,429	245,867	120,438
	67,775	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.340%	—	(407,859)	(407,859)
	11,000	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.340%	2,035	(117,142)	(119,177)
	28,000	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.340%	(11,966)	480,219	492,185
	15,700	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.340%	10,037	(517,681)	(527,718)
	20,855	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.340%	—	(258,823)	(258,823)
	11,048	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 4.340%	—	324,576	324,576
	1,640	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.340%	748,606	778,812	30,206
	23,220	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.340%	339,586	843,703	504,117
	15,895	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.340%	—	761,197	761,197
	21,200	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/ 4.340%	(399,319)	(144,232)	255,087

					$684,135	$3,336,770	$2,652,635

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at August 31, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.340%	BNP	12/22/25	(19,720)	$(492,603)	$—	$(492,603)

See Notes to Financial Statements.

PGIM Strategic Bond Fund  33

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

Total return swap agreements outstanding at August 31, 2025 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 3.930%	GSI	09/19/25	(3,943)	$ 11,335	$—	$ 11,335
U.S. Treasury Bond(T)	1 Day USOIS +25bps(T)/ 4.580%	BOA	02/23/26	17,370	135,910	—	135,910

					$(345,358)	$—	$(345,358)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$149,415	$(2,746,872)	$3,135,925	$(3,921,789)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$ 4,926,997
JPS	—	7,893,061

Total	$—	$12,820,058

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$3,197,110	$—
Collateralized Loan Obligations	—	125,765,966	—
Consumer Loans	—	8,840,051	—
Equipment	—	2,028,811	—
Home Equity Loans	—	2,250,716	—
Other	—	6,494,977	—
Residential Mortgage-Backed Securities	—	3,480,264	172,473
Student Loan	—	146,310	—
Commercial Mortgage-Backed Securities	—	74,054,865	—
Corporate Bonds	—	390,138,281	7,318,611
Floating Rate and Other Loans	—	10,221,350	1,584,266
Municipal Bond	—	1,067,457	—
Residential Mortgage-Backed Securities	—	54,180,485	700,069
Sovereign Bonds	—	49,665,905	—
U.S. Government Agency Obligations	—	290,755,608	—
U.S. Treasury Obligations	—	109,136,768	—

See Notes to Financial Statements.

34

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Affiliated Exchange-Traded Fund	$2,520,750	$—	$—
Common Stocks	995,285	5,108,424	37,254
Preferred Stocks	—	—	4,015,517
Warrants	—	14,413	141
Short-Term Investments
Affiliated Mutual Funds	40,102,006	—	—
Options Purchased	863	33,471	—

Total	$43,618,904	$1,136,581,232	$13,828,331

Liabilities
Options Written	$(413)	$(319,961)	$—

Other Financial Instruments*
Assets
Unfunded Corporate Bond Commitment	$—	$—	$— **
Unfunded Loan Commitments	—	2,700	393
Futures Contracts	1,993,020	—	—
OTC Forward Foreign Currency Exchange Contracts	—	2,200,664	—
OTC Packaged Credit Default Swap Agreements	—	2,635,362	—
OTC Credit Default Swap Agreements	—	332,342	69,641
Centrally Cleared Interest Rate Swap Agreements	—	3,966,212	—
OTC Total Return Swap Agreements	—	147,245	—

Total	$1,993,020	$9,284,525	$70,034

Liabilities
Forward Commitment Contracts	$—	$(5,596,208)	$—
Futures Contracts	(99,135)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(2,323,556)	—
OTC Packaged Credit Default Swap Agreements	—	(2,663,488)	—
Centrally Cleared Credit Default Swap Agreement	—	(82,407)	—
OTC Credit Default Swap Agreements	—	(3,411,737)	(83)
Centrally Cleared Interest Rate Swap Agreements	—	(1,313,577)	—
OTC Total Return Swap Agreement	—	(492,603)	—

Total	$(99,135)	$(15,883,576)	$(83)

*

Other financial instruments are derivative instruments, with the exception of unfunded corporate bond commitments, unfunded loan commitments and forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts, unfunded corporate bond commitments and unfunded loan commitments are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

**	Includes Level 3 investments with an aggregate value of $0.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities- Residential Mortgage-Backed Securities	Corporate Bonds	Floating Rate and Other Loans	Residential Mortgage-Backed Securities
Balance as of 02/28/25	$174,011	$7,164,887	$8,057,536	$1,739,918
Realized gain (loss)	82	—	(107,492)	—
Change in unrealized appreciation (depreciation)	29,482	2,835	452,090	(176)
Purchase/Exchange/Issuances	—	146,418	342,694	3,073,000
Sales/Paydowns.	(31,102)	—	(5,320,042)	(4,112,673)
Accrued discount/premium	—	784	1,808	—
Transfer into Level 3*	—	3,687	—	—
Transfer out of Level 3*	—	—	(1,842,328)	—

Balance as of 08/31/25	$172,473	$7,318,611	$1,584,266	$700,069

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$29,482	$2,835	$134,041	$(176)

See Notes to Financial Statements.

PGIM Strategic Bond Fund  35

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

	Common Stocks	Preferred Stocks	Warrants	Unfunded Corporate Bond Commitment
Balance as of 02/28/25	$1,685,554	$4,010,363	$148	$—
Realized gain (loss)	4,678	—	—	—
Change in unrealized appreciation (depreciation)	(397,312)	5,154	(7)	—
Purchase/Exchange/Issuances	—	—	—	—
Sales/Paydowns	(1,259,889)	—	—	—
Accrued discount/premium	289,375	—	—	—
Transfer into Level 3*	1,296,013	—	—	—
Transfer out of Level 3*	(1,581,165)	—	—	—

Balance as of 08/31/25	$37,254	$4,015,517	$141	$—

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(397,312)	$5,154	$(7)	$—

	Unfunded Loan Commitments	OTC Credit Default Swap Agreements
Balance as of 02/28/25	$1	$33,139
Realized gain (loss)	—	958,971
Change in unrealized appreciation (depreciation)	392	(949,320)
Purchase/Exchange/Issuances	—	—
Sales/Paydowns	—	—
Accrued discount/premium	—	—
Transfer into Level 3*	—	26,768
Transfer out of Level 3*	—	—

Balance as of 08/31/25	$393	$69,558

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$392	$(949,320)

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of August 31, 2025	Valuation Approach	Valuation Methodology	Unobservable Inputs	Inputs (Range)

Asset-Backed Securities-Residential Mortgage-Backed Securities	$172,473	Market	Yield and Spread	Adjusted Spread	400 bps
Corporate Bonds	3	Market	Recovery Value	Recovery Rate	0.00%
Corporate Bonds	468,539	Market	Transaction Based	Unadjusted Price	NA
Floating Rate and Other Loans	1,177,078	Market	Comparable Bond	Yield Curve Spread Discount	50 bps
Residential Mortgage-Backed Securities	1	Market	Yield and Spread	Adjusted Spread	400 bps
Common Stocks	4	Market	Recovery Value	Recovery Rate	0.00%
Preferred Stocks	90,517	Market	Enterprise Value	Recovery Rate	12.03%
Preferred Stocks	3,925,000	Market	Transaction Based	Unadjusted Price	NA
Unfunded Corporate Bond Commitment	—	Market	Transaction Based	Unadjusted Price	NA

	$5,833,615

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of August 31, 2025, the aggregate value of these securities and/or derivatives was $8,064,667. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

See Notes to Financial Statements.

36

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2025 were as follows:

U.S. Government Agency Obligations	25.5%
Collateralized Loan Obligations	11.0
U.S. Treasury Obligations	9.6
Commercial Mortgage-Backed Securities	6.5
Banks	6.3
Residential Mortgage-Backed Securities	5.1
Sovereign Bonds	4.3
Affiliated Mutual Funds (0.7% represents investments purchased with collateral from securities on loan)	3.5
Electric	3.4
Diversified Financial Services	2.8
Oil & Gas	2.1
Telecommunications	1.9
Retail	1.7
Home Builders	1.5
Media	1.4
Mining	1.0
Pharmaceuticals	1.0
Pipelines	0.9
Entertainment	0.9
Commercial Services	0.8
Engineering & Construction	0.8
Foods	0.8
Consumer Loans	0.8
Healthcare-Services	0.8
Chemicals	0.7
Aerospace & Defense	0.7
Auto Parts & Equipment	0.6
Real Estate	0.6
Auto Manufacturers	0.6
Real Estate Investment Trusts (REITs)	0.6
Lodging	0.6
Other	0.5
Leisure Time	0.5
Airlines	0.5
Building Materials	0.4
Electronic Equipment, Instruments & Components	0.4
Automobiles	0.3
Holding Companies-Diversified	0.3
Iron/Steel	0.3

Affiliated Exchange-Traded Fund	0.2%
Wireless Telecommunication Services	0.2
Home Equity Loans	0.2
Metal Fabricate/Hardware	0.2
Equipment	0.2
Forest Products & Paper	0.1
Transportation	0.1
Computers	0.1
Internet	0.1
Electrical Components & Equipment	0.1
Household Products/Wares	0.1
Machinery-Diversified	0.1
Packaging & Containers	0.1
Municipal Bond	0.1
Oil, Gas & Consumable Fuels	0.1
Healthcare-Products	0.1
Insurance	0.1
Gas	0.1
Gas Utilities	0.1
Electronics	0.1
Apparel	0.0	*
Interactive Media & Services	0.0	*
Software	0.0	*
Environmental Control	0.0	*
Housewares	0.0	*
Student Loan	0.0	*
Agriculture	0.0	*
Home Furnishings	0.0	*
Options Purchased	0.0	*
Electric Utilities	0.0	*
Hotels, Restaurants & Leisure	0.0	*

	104.5
Options Written	(0.0	)*
Liabilities in excess of other assets	(4.5)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—	Due from/to broker-variation margin swaps	$82,407	*
Credit contracts	Premiums paid for OTC swap agreements	149,415	Premiums received for OTC swap agreements	2,746,872
Credit contracts	—	—	Options written outstanding, at value	8,269

See Notes to Financial Statements.

PGIM Strategic Bond Fund  37

Schedule of Investments (unaudited) (continued)

as of August 31, 2025

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Unrealized appreciation on OTC swap agreements	$2,988,680		Unrealized depreciation on OTC swap agreements	$3,429,186
Foreign exchange contracts	Unaffiliated investments	5,415		Options written outstanding, at value	292,154
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	2,200,664		Unrealized depreciation on OTC forward foreign currency exchange contracts	2,323,556
Interest rate contracts	Due from/to broker-variation margin futures	1,993,020	*	Due from/to broker-variation margin futures	99,135	*
Interest rate contracts	Due from/to broker-variation margin swaps	3,966,212	*	Due from/to broker-variation margin swaps	1,313,577	*
Interest rate contracts	Unaffiliated investments	28,919		Options written outstanding, at value	19,951
Interest rate contracts	Unrealized appreciation on OTC swap agreements	147,245		Unrealized depreciation on OTC swap agreements	492,603

		$11,479,570			$10,807,710

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended August 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(377,416)	$635,876	$—	$—	$(639,411)
Foreign exchange contracts	(353,866)	1,586,518	—	(18,590,925)	—
Interest rate contracts	(1,906)	51,689	6,186,710	—	802,813

Total	$(733,188)	$2,274,083	$6,186,710	$(18,590,925)	$163,402

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$37,010	$(628)	$—	$—	$(118,636)
Foreign exchange contracts	(87,076)	(2,198)	—	2,130,964	—
Interest rate contracts	(59,468)	50,990	(2,353,905)	—	749,336

Total	$(109,534)	$48,164	$(2,353,905)	$2,130,964	$630,700

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended August 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 223,205
Options Written (2)	304,606,361
Futures Contracts - Long Positions (2)	569,171,462
Futures Contracts - Short Positions (2)	121,710,778
Forward Foreign Currency Exchange Contracts - Purchased (3)	155,518,629
Forward Foreign Currency Exchange Contracts - Sold (3)	300,436,316
Cross Currency Exchange Contracts (4)	2,116,723
Interest Rate Swap Agreements (2)	438,041,458

See Notes to Financial Statements.

38

Derivative Contract Type	Average Volume of Derivative Activities*
Credit Default Swap Agreements - Buy Protection (2)	$137,889,174
Credit Default Swap Agreements - Sell Protection (2)	183,509,910
Total Return Swap Agreements (2)	34,430,460

*	Average volume is based on average quarter end balances for the six months ended August 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$8,250,719	$(8,250,719)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$221,491	$(320,993)	$(99,502)	$—	$(99,502)
BNP	9,430	(515,372)	(505,942)	505,942	—
BOA	195,279	(182,127)	13,152	—	13,152
CITI	551,046	(370,229)	180,817	—	180,817
DB	167,641	(184,818)	(17,177)	—	(17,177)
GSI	3,373,587	(6,145,878)	(2,772,291)	2,772,291	—
HSBC	219,626	(353,132)	(133,506)	—	(133,506)
JPM	133,481	(160,012)	(26,531)	26,531	—
MSI	501,757	(367,221)	134,536	(131,862)	2,674
SCB	50,583	(173,061)	(122,478)	—	(122,478)
SSB	11,789	(76,167)	(64,378)	—	(64,378)
TD	3,179	(242,142)	(238,963)	64,709	(174,254)
UAG	80,586	(221,026)	(140,440)	—	(140,440)

	$5,519,475	$(9,312,178)	$(3,792,703)	$3,237,611	$(555,092)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Strategic Bond Fund  39

Statement of Assets and Liabilities (unaudited)

as of August 31, 2025

Assets
Investments at value, including securities on loan of $8,250,719:
Unaffiliated investments (cost $1,174,888,076)	$1,151,405,711
Affiliated investments (cost $42,641,647)	42,622,756
Foreign currency, at value (cost $92,552)	92,708
Receivable for investments sold	13,898,445
Dividends and interest receivable	8,897,056
Unrealized appreciation on OTC swap agreements	3,135,925
Unrealized appreciation on OTC forward foreign currency exchange contracts	2,200,664
Receivable for Fund shares sold	1,221,262
Due from broker—variation margin swaps	447,840
Premiums paid for OTC swap agreements	149,415
Due from broker—variation margin futures	127,471
Unrealized appreciation on unfunded loan commitments	3,093
Prepaid expenses	86

Total Assets	1,224,202,432

Liabilities
Payable for investments purchased	55,991,563
Payable to broker for collateral for securities on loan	8,411,137
Forward commitment contracts, at value (proceeds receivable $5,583,281)	5,596,208
Unrealized depreciation on OTC swap agreements	3,921,789
Premiums received for OTC swap agreements	2,746,872
Unrealized depreciation on OTC forward foreign currency exchange contracts	2,323,556
Payable for Fund shares purchased	2,096,992
Management fee payable	469,328
Accrued expenses and other liabilities	450,971
Options written outstanding, at value (premiums received $536,569)	320,374
Distribution fee payable	56,289
Trustees’ fees payable	4,680
Affiliated transfer agent fee payable	1,313
Dividends and Distributions payable	878

Total Liabilities	82,391,950

Net Assets	$1,141,810,482

Net assets were comprised of:
Shares of beneficial interest, at par	$133,134
Paid-in capital in excess of par	1,440,628,731
Total distributable earnings (loss)	(298,951,383)

Net assets, August 31, 2025	$1,141,810,482

See Notes to Financial Statements.

40

Class A

Net asset value and redemption price per share,
($89,776,142 ÷ 10,464,148 shares of beneficial interest issued and outstanding)	$8.58
Maximum sales charge (3.25% of offering price)	0.29

Maximum offering price to public	$8.87

Class C

Net asset value, offering price and redemption price per share,
($44,279,510 ÷ 5,169,028 shares of beneficial interest issued and outstanding)	$8.57

Class Z

Net asset value, offering price and redemption price per share,
($885,043,227 ÷ 103,200,241 shares of beneficial interest issued and outstanding)	$8.58

Class R6

Net asset value, offering price and redemption price per share,
($122,711,603 ÷ 14,301,077 shares of beneficial interest issued and outstanding)	$8.58

See Notes to Financial Statements.

PGIM Strategic Bond Fund 41

Statement of Operations (unaudited)

Six Months Ended August 31, 2025

Net Investment Income (Loss)
Income
Interest income (net of $5,586 foreign withholding tax)	$31,247,001
Affiliated dividend income	902,751
Unaffiliated dividend income	27,363
Affiliated income from securities lending, net	13,655

Total income	32,190,770

Expenses
Management fee	3,374,405
Distribution fee(a)	335,167
Transfer agent’s fees and expenses (including affiliated expense of $4,066)(a)	585,196
Registration fees(a)	69,812
Custodian and accounting fees	54,325
Audit fee	35,011
Shareholders’ reports	31,992
Professional fees	24,134
Trustees’ fees	12,063
Miscellaneous	25,452

Total expenses	4,547,557
Less: Fee waiver and/or expense reimbursement(a)	(620,344)

Net expenses	3,927,213

Net investment income (loss)	28,263,557

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(4,212))	(14,348,937)
Futures transactions	6,186,710
Forward and cross currency contract transactions	(18,590,925)
Options written transactions	2,274,083
Swap agreement transactions	163,402
Foreign currency transactions	(135,383)

(24,451,050)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(4,388))	32,388,824
Futures	(2,353,905)
Forward and cross currency contracts	2,130,964
Options written	48,164
Swap agreements	630,700
Foreign currencies	347,165
Unfunded loan commitments	3,092

33,195,004

Net gain (loss) on investment and foreign currency transactions	8,743,954

Net Increase (Decrease) In Net Assets Resulting From Operations	$37,007,511

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	110,866	224,301	—	—
Transfer agent’s fees and expenses	30,274	22,173	531,529	1,220
Registration fees	17,553	11,320	27,513	13,426
Fee waiver and/or expense reimbursement	(13,972)	(7,067)	(565,916)	(33,389)

See Notes to Financial Statements.

42

Statements of Changes in Net Assets (unaudited)

	Six Months Ended August 31, 2025	Year Ended February 28, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$28,263,557	$57,348,074
Net realized gain (loss) on investment and foreign currency transactions	(24,451,050)	(19,675,794)
Affiliated net capital gain distributions received	—	2,301
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	33,195,004	49,666,735

Net increase (decrease) in net assets resulting from operations	37,007,511	87,341,316

Dividends and Distributions
Distributions from distributable earnings
Class A	(2,157,812)	(4,685,089)
Class C	(911,794)	(2,192,288)
Class Z	(23,163,561)	(51,588,223)
Class R6	(3,108,838)	(5,888,257)

	(29,342,005)	(64,353,857)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	238,708,266	455,517,098
Net asset value of shares issued in reinvestment of dividends and distributions	29,335,174	64,336,645
Cost of shares purchased	(265,003,613)	(407,081,466)

Net increase (decrease) in net assets from Fund share transactions	3,039,827	112,772,277

Total increase (decrease)	10,705,333	135,759,736

Net Assets:
Beginning of period	1,131,105,149	995,345,413

End of period	$1,141,810,482	$1,131,105,149

See Notes to Financial Statements.

PGIM Strategic Bond Fund  43

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,
			2025	2024	2023	2022	2021

Per Share Operating Performance(a):

Net Asset Value, Beginning of Period	$8.52		$8.33	$8.34	$9.69	$10.32	$10.48

Income (loss) from investment operations:

Net investment income (loss)	0.20		0.43	0.44	0.38	0.29	0.31

Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.07		0.25	0.16	(1.23)	(0.54)	0.02 (b)

Total from investment operations	0.27		0.68	0.60	(0.85)	(0.25)	0.33

Less Dividends and Distributions:

Dividends from net investment income	(0.21)		(0.49)	(0.61)	(0.50)	(0.38)	(0.33)

Tax return of capital distributions	-		-	-	-	-	(0.06)

Distributions from net realized gains	-		-	-	-	-	(0.10)

Total dividends and distributions	(0.21)		(0.49)	(0.61)	(0.50)	(0.38)	(0.49)

Net asset value, end of period	$8.58		$8.52	$8.33	$8.34	$9.69	$10.32

Total Return(c):	3.19%		8.37%	7.49%	(8.81)%	(2.59)%	3.27%

Ratios/Supplemental Data:

Net assets, end of period (000)	$89,776		$86,919	$70,540	$57,693	$78,154	$88,108

Average net assets (000)	$87,970		$80,682	$60,671	$61,543	$85,794	$74,555

Ratios to average net assets(d):

Expenses after waivers and/or expense reimbursement	0.95	%(e)	0.96%	0.95%	0.94%	0.95%	0.98%

Expenses before waivers and/or expense reimbursement	0.98	%(e)	0.99%	0.98%	0.97%	0.98%	1.02%

Net investment income (loss)	4.68	%(e)	5.14%	5.34%	4.32%	2.81%	3.01%

Portfolio turnover rate(f)(g)	62%		233%	310%	301%	54%	105%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

44

Class C Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,
			2025	2024	2023	2022	2021

Per Share Operating Performance(a):

Net Asset Value, Beginning of Period	$8.51		$8.32	$8.33	$9.68	$10.30	$10.46

Income (loss) from investment operations:

Net investment income (loss)	0.17		0.37	0.37	0.31	0.21	0.23

Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.06		0.24	0.16	(1.23)	(0.53)	0.02 (b)

Total from investment operations	0.23		0.61	0.53	(0.92)	(0.32)	0.25

Less Dividends and Distributions:

Dividends from net investment income	(0.17)		(0.42)	(0.54)	(0.43)	(0.30)	(0.25)

Tax return of capital distributions	-		-	-	-	-	(0.06)

Distributions from net realized gains	-		-	-	-	-	(0.10)

Total dividends and distributions	(0.17)		(0.42)	(0.54)	(0.43)	(0.30)	(0.41)

Net asset value, end of period	$8.57		$8.51	$8.32	$8.33	$9.68	$10.30

Total Return(c):	2.78%		7.53%	6.66%	(9.55)%	(3.25)%	2.50%

Ratios/Supplemental Data:

Net assets, end of period (000)	$44,280		$45,546	$41,442	$41,835	$56,099	$59,419

Average net assets (000)	$44,494		$43,670	$40,959	$45,944	$60,789	$53,620

Ratios to average net assets(d):

Expenses after waivers and/or expense reimbursement	1.74	%(e)	1.74%	1.74%	1.74%	1.72%	1.73%

Expenses before waivers and/or expense reimbursement	1.77	%(e)	1.77%	1.77%	1.77%	1.75%	1.77%

Net investment income (loss)	3.89	%(e)	4.36%	4.54%	3.52%	2.04%	2.26%

Portfolio turnover rate(f)(g)	62%		233%	310%	301%	54%	105%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Strategic Bond Fund  45

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,
			2025	2024	2023	2022	2021

Per Share Operating Performance(a):

Net Asset Value, Beginning of Period	$8.52		$8.33	$8.34	$9.69	$10.31	$10.47

Income (loss) from investment operations:

Net investment income (loss)	0.21		0.46	0.47	0.41	0.32	0.34

Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.07		0.25	0.15	(1.23)	(0.53)	0.02 (b)

Total from investment operations	0.28		0.71	0.62	(0.82)	(0.21)	0.36

Less Dividends and Distributions:

Dividends from net investment income	(0.22)		(0.52)	(0.63)	(0.53)	(0.41)	(0.36)

Tax return of capital distributions	-		-	-	-	-	(0.06)

Distributions from net realized gains	-		-	-	-	-	(0.10)

Total dividends and distributions	(0.22)		(0.52)	(0.63)	(0.53)	(0.41)	(0.52)

Net asset value, end of period	$8.58		$8.52	$8.33	$8.34	$9.69	$10.31

Total Return(c):	3.36%		8.73%	7.85%	(8.52)%	(2.17)%	3.64%

Ratios/Supplemental Data:

Net assets, end of period (000)	$885,043		$884,568	$808,001	$892,700	$1,445,527	$1,748,446

Average net assets (000)	$884,070		$839,957	$853,582	$1,006,914	$1,717,073	$1,421,196

Ratios to average net assets(d):

Expenses after waivers and/or expense reimbursement	0.62	%(e)	0.62%	0.62%	0.62%	0.62%	0.62%

Expenses before waivers and/or expense reimbursement	0.75	%(e)	0.75%	0.76%	0.75%	0.75%	0.77%

Net investment income (loss)	5.01	%(e)	5.48%	5.66%	4.63%	3.14%	3.35%

Portfolio turnover rate(f)(g)	62%		233%	310%	301%	54%	105%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

46

Class R6 Shares
	Six Months Ended August 31, 2025		Year Ended February 28/29,
			2025	2024	2023	2022	2021

Per Share Operating Performance(a):

Net Asset Value, Beginning of Period	$8.53		$8.33	$8.34	$9.70	$10.32	$10.48

Income (loss) from investment operations:

Net investment income (loss)	0.21		0.46	0.47	0.41	0.33	0.34

Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.06		0.26	0.16	(1.24)	(0.54)	0.03 (b)

Total from investment operations	0.27		0.72	0.63	(0.83)	(0.21)	0.37

Less Dividends and Distributions:

Dividends from net investment income	(0.22)		(0.52)	(0.64)	(0.53)	(0.41)	(0.37)

Tax return of capital distributions	-		-	-	-	-	(0.06)

Distributions from net realized gains	-		-	-	-	-	(0.10)

Total dividends and distributions	(0.22)		(0.52)	(0.64)	(0.53)	(0.41)	(0.53)

Net asset value, end of period	$8.58		$8.53	$8.33	$8.34	$9.70	$10.32

Total Return(c):	3.26%		8.89%	7.88%	(8.49)%	(2.24)%	3.66%

Ratios/Supplemental Data:

Net assets, end of period (000)	$122,712		$114,073	$75,363	$59,220	$37,135	$33,407

Average net assets (000)	$118,006		$95,502	$65,842	$51,264	$37,326	$13,732

Ratios to average net assets(d):

Expenses after waivers and/or expense reimbursement	0.59	%(e)	0.59%	0.59%	0.59%	0.59%	0.59%

Expenses before waivers and/or expense reimbursement	0.65	%(e)	0.65%	0.66%	0.66%	0.67%	0.76%

Net investment income (loss)	5.04	%(e)	5.49%	5.71%	4.75%	3.17%	3.26%

Portfolio turnover rate(f)(g)	62%		233%	310%	301%	54%	105%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Strategic Bond Fund  47

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 3 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Strategic Bond Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek to maximize total return, through a combination of current income and capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the

PGIM Strategic Bond Fund  49

Notes to Financial Statements (unaudited) (continued)

fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised. The Fund entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

PGIM Strategic Bond Fund  51

Notes to Financial Statements (unaudited) (continued)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Floating Rate and Other Loans: The Fund invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Fund acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants: The Fund held warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Fund until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value (“NAV”). The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any

PGIM Strategic Bond Fund  53

Notes to Financial Statements (unaudited) (continued)

unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enters into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Fund is subject to the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadvisers’ performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM, Inc. has entered into a sub-subadvisory agreement with PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended August 31, 2025, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.590% on average daily net assets up to $2.5 billion;	0.59%

0.565% on average daily net assets from $2.5 billion to $5 billion;

0.540% on average daily net assets over $5 billion.

The Manager has contractually agreed, through June 30, 2026, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.15%
C	1.90
Z	0.62
R6	0.59

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended August 31, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$48,270	$5,523
C	—	2,652

PGIM Investments, PIMS, PGIM, Inc. and PGIM Limited are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PGIM Strategic Bond Fund  55

Notes to Financial Statements (unaudited) (continued)

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended August 31, 2025, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended August 31, 2025, were as follows:

Cost of Purchases	Proceeds from Sales
$708,164,373	$676,710,097

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended August 31, 2025, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund(wa):

PGIM Floating Rate Income ETF
$2,526,500	$—	$—	$(5,750)	$—	$2,520,750	50,000	$90,420		$—

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.483%)(wa)
25,948,797	239,847,919	234,147,338	—	—	31,649,378	31,649,378	812,331		—

PGIM Institutional Money Market Fund (7-day effective yield 4.526%)(b)(wa)
11,953,051	90,359,542	93,857,115	1,362	(4,212)	8,452,628	8,458,548	13,655	(1)	—
$37,901,848	$330,207,461	$328,004,453	$1,362	$(4,212)	$40,102,006		$825,986		$—
$40,428,348	$330,207,461	$328,004,453	$(4,388)	$(4,212)	$42,622,756		$916,406		$—

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of August 31, 2025 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$1,209,606,758	$32,300,987	$(52,834,867)	$(20,533,880)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of February 28, 2025 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$261,884,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended February 28, 2025 are subject to such review.

7. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

As of August 31, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

Z	12,185	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%
Unaffiliated	7	92.4

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended August 31, 2025:
Shares sold	1,633,585	$13,845,003
Shares issued in reinvestment of dividends and distributions	254,430	2,157,156
Shares purchased	(1,634,943)	(13,764,699)
Net increase (decrease) in shares outstanding before conversion	253,072	2,237,460
Shares issued upon conversion from other share class(es)	60,074	506,113
Shares purchased upon conversion into other share class(es)	(46,185)	(387,913)

Net increase (decrease) in shares outstanding	266,961	$2,355,660

Year ended February 28, 2025:
Shares sold	4,135,409	$34,930,365
Shares issued in reinvestment of dividends and distributions	555,943	4,683,565
Shares purchased	(2,882,353)	(24,331,958)
Net increase (decrease) in shares outstanding before conversion	1,808,999	15,281,972
Shares issued upon conversion from other share class(es)	148,087	1,242,150
Shares purchased upon conversion into other share class(es)	(229,207)	(1,944,754)

Net increase (decrease) in shares outstanding	1,727,879	$14,579,368

PGIM Strategic Bond Fund  57

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class C
Six months ended August 31, 2025:
Shares sold	384,178	$3,241,830
Shares issued in reinvestment of dividends and distributions	107,666	911,741
Shares purchased	(569,313)	(4,803,215)
Net increase (decrease) in shares outstanding before conversion	(77,469)	(649,644)
Shares purchased upon conversion into other share class(es)	(105,263)	(887,713)

Net increase (decrease) in shares outstanding	(182,732)	$(1,537,357)

Year ended February 28, 2025:
Shares sold	1,338,997	$11,284,815
Shares issued in reinvestment of dividends and distributions	260,597	2,191,949
Shares purchased	(1,022,648)	(8,594,023)
Net increase (decrease) in shares outstanding before conversion	576,946	4,882,741
Shares purchased upon conversion into other share class(es)	(208,499)	(1,752,532)

Net increase (decrease) in shares outstanding	368,447	$3,130,209

Class Z
Six months ended August 31, 2025:
Shares sold	23,328,293	$196,980,800
Shares issued in reinvestment of dividends and distributions	2,731,695	23,157,488
Shares purchased	(26,722,451)	(226,146,533)
Net increase (decrease) in shares outstanding before conversion	(662,463)	(6,008,245)
Shares issued upon conversion from other share class(es)	93,640	788,705
Shares purchased upon conversion into other share class(es)	(44,265)	(371,994)

Net increase (decrease) in shares outstanding	(613,088)	$(5,591,534)

Year ended February 28, 2025:
Shares sold	41,964,373	$354,407,512
Shares issued in reinvestment of dividends and distributions	6,123,822	51,574,429
Shares purchased	(41,248,003)	(346,845,777)
Net increase (decrease) in shares outstanding before conversion	6,840,192	59,136,164
Shares issued upon conversion from other share class(es)	250,290	2,110,976
Shares purchased upon conversion into other share class(es)	(329,466)	(2,806,816)

Net increase (decrease) in shares outstanding	6,761,016	$58,440,324

Class R6
Six months ended August 31, 2025:
Shares sold	2,915,478	$24,640,633
Shares issued in reinvestment of dividends and distributions	366,639	3,108,789
Shares purchased	(2,403,445)	(20,289,166)
Net increase (decrease) in shares outstanding before conversion	878,672	7,460,256
Shares issued upon conversion from other share class(es)	65,476	550,800
Shares purchased upon conversion into other share class(es)	(23,623)	(197,998)

Net increase (decrease) in shares outstanding	920,525	$7,813,058

Share Class	Shares	Amount

Year ended February 28, 2025:
Shares sold	6,514,108	$54,894,406
Shares issued in reinvestment of dividends and distributions	698,462	5,886,702
Shares purchased	(3,247,399)	(27,309,708)
Net increase (decrease) in shares outstanding before conversion	3,965,171	33,471,400
Shares issued upon conversion from other share class(es)	382,224	3,269,302
Shares purchased upon conversion into other share class(es)	(13,951)	(118,326)

Net increase (decrease) in shares outstanding	4,333,444	$36,622,376

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/27/2024 - 9/25/2025
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Subsequent to the reporting period end, the SCA has been renewed and effective September 26, 2025 will provide a commitment of $1,200,000,000 through September 24, 2026. The commitment fee allocated to the Participating Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended August 31, 2025.

9.	Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

“Covenant-Lite” Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk/Counterparty Risk: The ability, or perceived ability, of the issuer or guarantor of a debt security, or the counterparty (the party on the other side of the transaction) to a derivatives contract or other financial contract to meet its financial obligations will affect the

PGIM Strategic Bond Fund  59

Notes to Financial Statements (unaudited) (continued)

value of the security or derivative. Counterparty and credit risk are especially important in the context of privately negotiated instruments. The Fund expects to enter into certain privately negotiated agreements where the counterparty assumes the physical settlement obligations of the Fund under such transactions. Under this type of arrangement, there is a risk that the relevant counterparty or intermediary would, due to insolvency or other reasons, be unable to or fail to assume the physical settlement obligations of the Fund, in which case the Fund could be required to sell portfolio instruments at unfavorable times or prices or could have insufficient assets to satisfy its physical settlement obligations.

Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Fund assets allocated to lower-rated securities generally will increase the credit risk to which the Fund is subject. Not all securities in which the Fund invests are rated. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on its subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund. and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-US investors, or that prevent non-US investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

PGIM Strategic Bond Fund  61

Notes to Financial Statements (unaudited) (continued)

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Leverage Risk: Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value (“NAV”) greater than it would be without the use of leverage. This could result in increased volatility of investment return.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

U. S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U. S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

10. Recent Accounting Pronouncement and Regulatory Developments

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – “Improvements to Income Taxes Disclosures”, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management is currently evaluating the impact and does not expect ASU to have a material impact on the financial statements.

11. Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of August 31, 2025.

PGIM Strategic Bond Fund  63

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Strategic Bond Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Strategic Bond Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”), the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”), and the Fund’s sub-subadvisory agreement with PGIM Limited (“PGIML”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 2 and 11-12, 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM, and where appropriate, affiliates of PGIM. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments, the subadviser, and as relevant, its affiliates, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, between PGIM Investments and PGIM., which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, and between PGIM and PGIML, which serves as the Fund’s sub-subadviser pursuant to a sub-subadvisory agreement with PGIM, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Fixed Income and PGIML. The Board noted that PGIM Fixed Income and PGIML are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser and sub-subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other

[1]	PGIM Strategic Bond Fund is a series of Prudential Investment Portfolios 3.

PGIM Strategic Bond Fund

Approval of Advisory Agreements (continued)

services to the Fund, such as PGIM Investments’ role as administrator of the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser and sub-subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser and sub-subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income and PGIML, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser and sub-subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser and sub-subadviser, to renew the subadvisory and sub-subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Fixed Income, and PGIML, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Fixed Income’s and PGIML’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Fixed Income and PGIML. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments, PGIM Fixed Income and PGIML.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the subadvisory services provided to the Fund by PGIM Fixed Income, and the sub-subadvisory services provided by PGIML, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Fixed Income and PGIML under the management, subadvisory and sub-subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM Fixed Income and PGIML

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income, PGIML and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its

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reputation as well as other intangible benefits resulting from PGIM Investments association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income and PGIML included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments, PGIM Fixed Income and PGIML were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three- and five-year periods ended December 31, 2024. The Board considered that the Fund commenced operations on July 9, 2015 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2024. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	3rd Quartile	N/A

Actual Management Fees: 2nd Quartile

Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•

The Board and PGIM Investments agreed to retain the existing contractual expense cap that (exclusive of certain fees and expenses) caps total annual operating expenses at 1.15% for Class A shares, 1.90% for Class C shares, 0.59% for Class R6 shares, and 0.62% for Class Z shares through June 30, 2026.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Strategic Bond Fund

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 3

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	October 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	October 22, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	October 22, 2025